File Nos. 2-24256

811-1343

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 94

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 105

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

              (217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

            Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☑ On May 1, 2013 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2013 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life

Insurance Company Separate Account Flexible Premium Contracts

May 1, 2013

This prospectus offers Variable annuity Contracts to individuals and certain groups. These Contracts were issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(4)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(3)

Wilshire 5000 Index Fund (Investment Class)(1)(4)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(6)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(6)

American Century VP Mid Cap Value Class 1

Ariel Appreciation Fund®(4)(5)

Ariel Fund®(4)(6)

Goldman Sachs VIT Mid Cap Value

Wells Fargo Advantage VT Opportunity FundSM(2)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(3)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(4)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolio(3)

Putnam VT Multi-Cap Growth Fund (IB Shares)(6)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)

Wilshire Small Company Value Portfolio (Investment Class)(4)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)

Goldman Sachs VIT Structured Small Cap Equity Fund(5)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor
Class(4)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(7)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

JPMorgan Insurance Trust U.S. Equity Portfolio

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2013 The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (“FAX”) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE

SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER

GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY

ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF

PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2013.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.

Annuity Payments: A series of payments beginning on the Maturity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual deferred Variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.

Contract Owner (You, Your): The individual to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA Contract”); IRC Section 408A Roth IRA (“Roth IRA Contract”); IRC Section 408(p) simple retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2.

Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund’s Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account”?

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds and are no longer sold (other than certificates issued under the group contracts). Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in no more than 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibboson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(4)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(3)

Wilshire 5000 Index Fund (Investment Class)(1)(4)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(6)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Fund Small/Mid Cap Value Portfolio(6)

American Century VP Mid Cap Value Class 1

Ariel Appreciation Fund®(4)(5)

Ariel Fund®(4)(6)

Goldman Sachs VIT Mid Cap Value

Wells Fargo Advantage VT Opportunity FundSM(2)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(3)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(4)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolio(3)

Putnam VT Multi Cap Growth Fund (IB Shares)(6)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)

Wilshire Small Company Value Portfolio (Investment Class)(4)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)

Goldman Sachs VIT Structured Small Cap Equity Fund(5)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class(4)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(7)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Shares)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

(b) Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Contract or Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account).

When can I transfer between accounts?

At any time before the Contract’s Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Maturity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Maturity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.”

What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. See the “Individual Product Information” section for the annual maintenance fee of Your product. If You have multiple deferred annuity contracts or certificates with us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.

We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Purchase payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts or deductible amounts in the case of traditional IRAs are not taxed at the time they are made. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax purchase payments, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts — Annuity Payment Options.”

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

Contract Year	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000 and IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
1	8%	8%	0%
2	8%	7%	0%
3	6%	6%	0%
4	4%	4%	0%
5	2%	2%	0%
6	0%	0%	0%
7	0%	0%	0%
8	0%	0%	0%
9	0%	0%	0%

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000)	Annuity Alternatives 2 (IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
Annual Contract Fee(2)	$25	$25	$25	$0.00
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	1.25%	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	1.25%	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2012. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	26.16%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Asset Allocation Fund, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received

(1)

Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)

The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us. We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the number, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual Contract fee (maintenance charge) per year for those multiple Contract numbers.

(3)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2012. Current or future expenses may be greater or less than those shown. These numbers do not include any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

from each Asset Allocation Fund, Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund and the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Asset Allocation Fund, a Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Asset Allocation Funds, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2012, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and

Annuity Alternatives 2 (IC-437000 and IC-438000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,905	$5,944	$7,956	$10,820

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,249	$5,614	$7,883	$10,820

Tennessee Matching Funds Group Annuity

IC-4230TN (group contract) and IC-4240TN (certificate)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,200	$5,510	$7,758	$10,711

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,200	$5,510	$7,758	$10,711

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2025 ETF Fund(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(5)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Ibbotson Conservative ETF Asset Allocation(5)	Current income/Preservation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income & Growth ETF Asset Allocation(5)	Current Income/Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation(5)	Capital appreciation/Some current income	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation(5)	Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation(5)	Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Davis Value Portfolio	Long-term capital	Large value	Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(3)	High Total Return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the J.P. Morgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(1)(4)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund(5)	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser
AllianceBernstein VPS Large Cap Growth Portfolio(7)	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Delaware VIP US Growth Series — Service Class	Long-term capital appreciation	Large growth	The Delaware VIP U.S. Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)(4)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio(7)	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

American Century VP Mid Cap Value	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(4)(7)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(4)(6)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Wells Fargo Advantage VT Opportunity FundSM(2)	Long-term capital appreciation	Medium core	The Wells Fargo Advantage Opportunity Fund is subadvised by Wells Capital Management.

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(3)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(4)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Name	Objective	Investment Type	Adviser
Lord Abbett Series Fund Growth Opportunities Portfolio(3)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(7)	Long-term Capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(4)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AllianceBernstein VPS Small Cap Growth Portfolio(8)	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term Capital Growth	Small growth	The Lord Abbett Series-Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Fund(5)	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC 2	Capital appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund(5)	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Name	Objective	Investment Type	Adviser
Wilshire VIT Socially Responsible Fund	Long-term capital growth; current growth of income	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is Indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/ preservation of capital	Global Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Long-term total return	Corporate Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(5)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Credit Suisse Trust — U.S. Equity Flex I Portfolio

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On or after May 1, 2006 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(6)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(7)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(8)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Purchase Payments or account value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM

Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will still be required to complete an application and suitability form.

Applications for Contracts must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may experience such delays to the extent agents fail to forward applications and purchase payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.

The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences — Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Purchase Payments — All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request at HMLIC’s Home Office unless a future date is requested. The minimum percentage that can be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new transfers are allowed to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Maturity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. HMLIC reserves the right to limit the number of Subaccount and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. The minimum percentage that may be transferred to any one investment option is 5%. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.

If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Changes to Purchase Payment Allocations — A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, Contract Owners have not been allowed to begin or increase allocations to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880, would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a hardship withdrawal from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Surrender Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Charge — See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The annual maintenance charge will not exceed $25 and is deducted from the Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.

We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. See the “Individual Product Information” section for the M&E Fee applicable to Your Contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of an Annuitant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Income for Fixed Amount — This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments — This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

Assumed Interest Rate — The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age

If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))

Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%

Death benefit

The beneficiary will receive the greater of:

1.      the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or

2.      the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only

5% at any time other than renewal through age 65.

The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:

1.      the transfer occurred on a Scheduled Update; or

2.      the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all the following occur:
a. it is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made;
c. the amount is not more than 15 percent of the then current Fixed Cash Value; and
d. the amount is not more than 15 percent of the then current Variable Cash Value; or

2.      on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3. on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4. if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-437000)

Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%

Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.      on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-438000)

Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.      on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Tennessee Matching Funds Group Annuity

IC-4230TN (group contract) and IC-4240TN (certificate)

Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or

2. the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or

3.      If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded annually to the date of death.

Fixed account guaranteed annuity	3.00%
income option rate
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate purchase payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments — Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if You are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable federal law. Individuals who do not meet the definition of “spouse” are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to tax are different and You should consult with Your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — Beginning in 2011, if a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be taxed as discussed in the previous paragraph.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or if the beneficiary is the surviving spouse the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Unearned Investment Income Tax — The Health Care and Education Reconciliation Act of 2010 (HCERA), enacted March 30, 2010, added a tax on unearned investment income of certain individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Premium payments made to Qualified Contracts are generally not taxed at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all taxed in the year they were made. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Section 403(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as

Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they are made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, beginning in 2013, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) if the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home); the terms of the loan require substantially level payments over the term of the loan; the loan amount does not exceed $50,000 or 50% of the value of the Contract if less; and the terms of the loan are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting). After-tax contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts, with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expense, and 3) for a qualified first-time home purchase.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $17,500 for 2013 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2013 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2013, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2013, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $59,000 and $69,000 for single filers and between $95,000 and $115,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $178,000 and $188,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2013 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2013, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $112,000 and $127,000 for single taxpayers and those taxpayers filing Head of Household, between $178,000 and $188,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $17,500 for 2013. The additional catch-up amount, up to $5,500 for 2013, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,000 for 2013 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2013. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

——— Statement of Additional Information dated May 1, 2013 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

Appendix A — Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Income Fund and Balanced Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class, (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/ Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II), and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series — Service Class and American Century VP Mid Cap Value Portfolio were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013 and therefore no information is shown for this fund in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio(6)	12/31/2012	$23.99		$27.66	1,087,812
	12/31/2011	25.23		23.99	1,126,480
	12/31/2010	23.25		25.23	1,147,929
	12/31/2009	17.15		23.25	1,133,399
	12/31/2008	28.85		17.15	1,094,183
	12/31/2007	25.71		28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349

AllianceBernstein VPS Small/Mid Cap Value Portfolio(6)	12/31/2012	$19.51		$22.83	103,282
	12/31/2011	21.61		19.51	110,203
	12/31/2010	17.28		21.61	107,888
	12/31/2009	12.25		17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period		Accumulation Units Outstanding End of Period
AllianceBernstein VPS Small Cap Growth Portfolio(7)	12/31/2012	$15.53		$17.60		127,567
	12/31/2011	15.09		15.53		114,096
	12/31/2010	11.18		15.09		95,184
	12/31/2009	8.00		11.18		79,161
	12/31/2008	14.89		8.00		53,591
	12/31/2007	13.26		14.89		25,958
	12/31/2006	14.00	*	13.26	*	5,079

American Century VP Mid Cap Value Portfolio	12/31/2012	$13.94	*	$14.71		7,290

Ariel Fund®(4)(6)	12/31/2012	$51.64		$61.38		532,054
	12/31/2011	58.97		51.64		563,345
	12/31/2010	47.37		58.97		588,373
	12/31/2009	29.32		47.37		605,115
	12/31/2008	57.34		29.32		586,887
	12/31/2007	59.06		57.34		575,988
	12/31/2006	54.19		59.06		564,283
	12/31/2005	54.37		54.19		533,763
	12/31/2004	45.13		54.37		449,239
	12/31/2003	35.69		45.13		346,642

Ariel Appreciation Fund®(4)(5)	12/31/2012	$53.12		$62.63		712,679
	12/31/2011	58.04		53.12		776,971
	12/31/2010	49.10		58.04		830,359
	12/31/2009	30.48		49.10		891,767
	12/31/2008	52.05		30.48		926,357
	12/31/2007	53.45		52.05		946,862
	12/31/2006	48.77		53.45		939,718
	12/31/2005	47.99		48.77		894,108
	12/31/2004	42.96		47.99		744,074
	12/31/2003	33.20		42.96		565,684

Calvert VP S&P Mid Cap 400 Index	12/31/2012	$66.15		$76.45		13,690
	12/31/2011	68.65		66.15		7,629
	12/31/2010	63.50	*	68.65		1,871

Davis Value Portfolio	12/31/2012	$11.79		$13.17		1,027,471
	12/31/2011	12.46		11.79		1,062,226
	12/31/2010	11.18		12.46		1,069,296
	12/31/2009	8.62		11.18		1,015,367
	12/31/2008	14.62		8.62		931,625
	12/31/2007	14.15		14.62		822,784
	12/31/2006	12.45		14.15		757,258
	12/31/2005	11.52		12.45		658,602
	12/31/2004	10.39		11.52		569,355
	12/31/2003	8.10		10.39		455,070

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Series (Service Class)	12/31/2012	$24.20		$26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP REIT Series (Service Class)	12/31/2012	$10.96		$12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP US Growth Series – Service Class	12/31/2012	$9.95	*	$9.95	19,525

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(3)	12/31/2012	$20.04		$23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2012	$15.70		$17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Emerging Markets Portfolio	12/31/2012	$7.76		$8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,256

Fidelity VIP Growth Portfolio	12/31/2012	$35.36		$39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Growth & Income Portfolio	12/31/2012	$15.21	$17.77	1,222,420
	12/31/2011	15.19	15.21	1,245,750
	12/31/2010	13.42	15.19	1,283,978
	12/31/2009	10.69	13.42	1,267,754
	12/31/2008	18.62	10.69	1,163,412
	12/31/2007	16.85	18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349
	12/31/2004	13.68	14.25	683,112
	12/31/2003	11.22	13.68	484,327

Fidelity VIP High Income Portfolio	12/31/2012	$13.24	$14.90	750,930
	12/31/2011	12.92	13.24	701,410
	12/31/2010	11.50	12.92	638,833
	12/31/2009	8.11	11.50	588,524
	12/31/2008	10.96	8.11	571,931
	12/31/2007	10.82	10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144
	12/31/2004	9.04	9.77	218,819
	12/31/2003	7.23	9.04	156,838

Fidelity VIP Index 500 Portfolio	12/31/2012	$147.21	$168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854
	12/31/2004	124.96	136.18	262,595
	12/31/2003	98.76	124.96	201,115

Fidelity VIP Investment Grade Bond Portfolio	12/31/2012	$20.21	$21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448
	12/31/2004	15.09	15.52	857,504
	12/31/2003	14.56	15.09	765,200

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Mid Cap Portfolio	12/31/2012	$39.22		$44.38	1,157,543
	12/31/2011	44.53		39.22	1,196,682
	12/31/2010	35.05		44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087

Fidelity VIP Overseas Portfolio	12/31/2012	$19.11		$22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324

Goldman Sachs VIT Mid Cap Value	12/31/2012	$12.99		$15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2012	$15.12		$16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	12/31/2012	$11.38		$11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.72		$11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.05		$11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$9.27		$10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$8.77		$9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

J.P. Morgan Insurance Trust U.S. Equity Portfolio(3)	12/31/2012	$15.03		$17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2012	$10.69		$11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92		11.90	17,465

Lord Abbett Series Fund Growth Opportunities Portfolio(3)	12/31/2012	$16.51		$18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

Neuberger Berman Genesis Fund(4)	12/31/2012	$40.95		$44.31	925,578
	12/31/2011	39.73		40.95	947,638
	12/31/2010	33.22		39.73	971,187
	12/31/2009	26.69		33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551

Putnam VT Multi-Cap Growth Fund(6)	12/31/2012	$19.03		$21.95	267,847
	12/31/2011	20.29		19.03	286,705
	12/31/2010	11.81		20.29	304,049
	12/31/2009	8.61		11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Rainier Small/Mid Cap Equity Fund(4)	12/31/2012	$42.51		$47.84	451,841
	12/31/2011	44.14		42.51	469,702
	12/31/2010	35.78		44.14	487,323
	12/31/2009	27.88		35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482

Royce Capital Fund Small-Cap Portfolio	12/31/2012	$12.19		$13.55	828,313
	12/31/2011	12.76		12.19	807,051
	12/31/2010	10.71		12.76	781,254
	12/31/2009	8.01		10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2012	$22.38		$25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2012	$1.04		$1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(2)(4)	12/31/2012	$47.84		$55.64	251,443
	12/31/2011	48.59		47.84	276,903
	12/31/2010	37.18		48.59	305,549
	12/31/2009	27.22		37.18	328,262
	12/31/2008	41.42		27.22	342,921
	12/31/2007	42.78		41.42	364,097
	12/31/2006	38.50		42.78	375,980
	12/31/2005	36.01		38.50	384,016
	12/31/2004	30.78		36.01	379,453
	12/31/2003	23.60		30.78	331,165

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Small-Cap Value Fund Advisor Class(2)(4)	12/31/2012	$52.64		$61.09	247,648
	12/31/2011	53.75		52.64	269,696
	12/31/2010	43.53		53.75	299,930
	12/31/2009	34.77		43.53	323,357
	12/31/2008	49.37		34.77	335,168
	12/31/2007	50.15		49.37	368,014
	12/31/2006	43.76		50.15	394,998
	12/31/2005	40.82		43.76	413,874
	12/31/2004	32.94		40.82	418,916
	12/31/2003	24.48		32.94	377,185

Templeton Global Bond Securities Funds	12/31/2012	$19.53		$22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377

Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2012	$19.71		$22.92	674,385
	12/31/2011	19.86		19.71	699,217
	12/31/2010	14.83		19.86	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94		14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282

Wells Fargo Advantage VT Opportunity FundSM(2)	12/31/2012	$36.78		$41.97	178,688
	12/31/2011	39.40		36.78	194,620
	12/31/2010	32.22		39.40	210,081
	12/31/2009	22.06		32.22	223,827
	12/31/2008	37.27		22.06	237,768
	12/31/2007	35.39		37.27	257,373
	12/31/2006	31.93		35.39	277,826
	12/31/2005	29.96		31.93	294,959
	12/31/2004	25.66		29.96	304,488
	12/31/2003	18.96		25.66	285,496

Wilshire 5000 Index Fund Institutional(1)(4)	12/31/2012	$11.12		$12.70	1,151,151
	12/31/2011	11.21		11.12	1,312,114
	12/31/2010	9.72		11.21	1,459,277
	12/31/2009	7.74		9.72	1,585,016
	12/31/2008	12.42		7.74	1,637,636
	12/31/2007	11.98		12.42	1,698,242
	12/31/2006	10.58		11.98	1,771,782
	12/31/2005	10.12		10.58	1,780,697
	12/31/2004	9.18		10.12	1,893,301
	12/31/2003	7.15		9.18	1,839,959

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire 5000 Index Fund Investment(1)(4)	12/31/2012	$10.75	$12.25	1,500,640
	12/31/2011	10.86	10.75	1,470,355
	12/31/2010	9.44	10.86	1,461,935
	12/31/2009	7.52	9.44	1,396,718
	12/31/2008	12.10	7.52	1,262,690
	12/31/2007	11.70	12.10	1,144,141
	12/31/2006	10.34	11.70	1,035,532
	12/31/2005	9.92	10.34	886,643
	12/31/2004	9.03	9.92	687,189
	12/31/2003	7.06	9.03	472,140

Wilshire Large Co. Growth Portfolio Institutional(1)(4)	12/31/2012	$35.59	$40.09	388,568
	12/31/2011	36.41	35.59	445,822
	12/31/2010	30.83	36.41	502,332
	12/31/2009	23.26	30.83	546,446
	12/31/2008	40.38	23.26	578,871
	12/31/2007	35.00	40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289
	12/31/2004	29.59	31.29	676,482
	12/31/2003	23.61	29.59	648,362

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2012	$34.02	$38.22	499,286
	12/31/2011	34.93	34.02	513,023
	12/31/2010	29.69	34.93	520,019
	12/31/2009	22.48	29.69	510,776
	12/31/2008	39.13	22.48	490,423
	12/31/2007	34.06	39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477
	12/31/2004	29.11	30.67	284,345
	12/31/2003	23.31	29.11	204,673

Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2012	$23.11	$26.46	1,070,533
	12/31/2011	24.20	23.11	1,116,468
	12/31/2010	21.60	24.20	1,140,155
	12/31/2009	17.01	21.60	1,140,880
	12/31/2008	29.44	17.01	1,078,702
	12/31/2007	30.42	29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983
	12/31/2004	21.60	24.09	686,425
	12/31/2003	17.02	21.60	576,488

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Small Co. Growth Portfolio Investment(1)(4)	12/31/2012	$23.10		$25.92	114,281
	12/31/2011	23.46		23.10	120,715
	12/31/2010	18.81		23.46	129,629
	12/31/2009	14.59		18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432

Wilshire Small Co. Value Portfolio Investment(1)(4)	12/31/2012	$24.87		$28.79	146,334
	12/31/2011	27.23		24.87	157,655
	12/31/2010	22.29		27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100

Wilshire VIT 2015 ETF Fund	12/31/2012	$10.65		$11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund	12/31/2012	$10.04		$11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2012	$9.27		$10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Balanced Fund	12/31/2012	$20.88	$23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
	12/31/2009	16.63	19.41	8,157,801
	12/31/2008	22.96	16.63	8,892,355
	12/31/2007	22.55	22.96	10,080,198
	12/31/2006	20.46	22.55	11,010,276
	12/31/2005	19.87	20.46	12,018,094
	12/31/2004	18.59	19.87	13,033,346
	12/31/2003	15.74	18.59	13,967,082

Wilshire VIT Equity Fund	12/31/2012	$19.99	$22.64	6,365,091
	12/31/2011	20.83	19.99	7,088,931
	12/31/2010	18.89	20.83	7,820,728
	12/31/2009	15.47	18.89	8,504,111
	12/31/2008	26.17	15.47	9,083,835
	12/31/2007	25.93	26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218

Wilshire VIT Income Fund	12/13/2012	$21.21	$22.50	1,114,189
	12/13/2011	20.10	21.21	1,151,059
	12/31/2010	18.64	20.10	1,209,739
	12/31/2009	16.66	18.64	1,223,429
	12/31/2008	18.00	16.66	1,334,895
	12/31/2007	17.49	18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161

Wilshire VIT International Equity Fund	12/31/2012	$11.11	$12.99	2,327,995
	12/31/2011	13.04	11.11	2,500,901
	12/31/2010	11.99	13.04	2,667,401
	12/31/2009	9.26	11.99	2,795,487
	12/31/2008	16.66	9.26	2,802,578
	12/31/2007	15.51	16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220

Wilshire VIT Small Cap Fund	12/31/2012	$12.41	$13.09	2,388,767
	12/31/2011	12.63	12.41	2,606,588
	12/31/2010	10.13	12.63	2,862,845
	12/31/2009	7.97	10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Socially Responsible Fund	12/31/2012	$15.02	$17.15	2,650,224
	12/31/2011	15.43	15.02	2,937,740
	12/31/2010	13.97	15.43	3,200,156
	12/31/2009	11.63	13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964

.95 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio(6)	12/31/2012	$24.68		$28.53	55,978
	12/31/2011	25.88		24.68	65,656
	12/31/2010	23.78		25.88	71,906
	12/31/2009	17.49		23.78	72,087
	12/31/2008	29.33		17.49	73,572
	12/31/2007	26.06		29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264
	12/31/2004	21.69		23.28	40,081
	12/31/2003	17.75		21.69	29,049

AllianceBernstein VPS Small/Mid Cap Value Portfolio(6)	12/31/2012	$19.82		$23.27	10,674
	12/31/2011	21.89		19.82	13,134
	12/31/2010	17.45		21.89	13,721
	12/31/2009	12.34		17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AllianceBernstein VPS Small Cap Growth Portfolio(7)	12/31/2012	$15.80		$17.96	12,532
	12/31/2011	15.31		15.80	13,157
	12/31/2010	11.31		15.31	11,963
	12/31/2009	8.07		11.31	10,851
	12/31/2008	14.98		8.07	7502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

American Century VP Mid Cap Value Portfolio	12/31/2012	$13.94	*	$14.75	1,687

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Fund®(4)(6)	12/31/2012	$53.26		$63.48	23,429
	12/31/2011	60.63		53.26	28,866
	12/31/2010	48.57		60.63	31,049
	12/31/2009	29.98		48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472
	12/31/2004	45.47		54.94	36,450
	12/31/2003	35.85		45.47	29,904

Ariel Appreciation Fund®(4)(5)	12/31/2012	$54.77		$64.76	28,247
	12/31/2011	59.66		54.77	35,122
	12/31/2010	50.33		59.66	44,020
	12/31/2009	31.16		50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006
	12/31/2004	43.27		48.48	52,986
	12/31/2003	33.35		43.27	44,994

Calvert VP S&P Mid Cap 400 Index	12/31/2012	$66.70		$77.32	2,305
	12/31/2011	69.03		66.70	671
	12/31/2010	63.50	*	69.03	427

Davis Value Portfolio	12/31/2012	$12.29		$13.77	105,237
	12/31/2011	12.94		12.29	100,746
	12/31/2010	11.58		12.94	96,840
	12/31/2009	8.91		11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528
	12/31/2004	10.57		11.77	42,859
	12/31/2003	8.23		10.57	31,038

Delaware VIP Smid Cap Growth Series Service Class	12/31/2012	$24.74		$27.14	19,925
	12/31/2011	23.14		24.74	25,219
	12/31/2010	17.17		23.14	20,366
	12/31/2009	11.94		17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905
	12/31/2004	14.31	*	15.72	51

Delaware VIP REIT Series	12/31/2012	$11.07		$12.79	76,040
	12/31/2011	10.10		11.07	67,816
	12/31/2010	8.05		10.10	38,167
	12/31/2009	6.59		8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Delaware VIP US Growth Series – Service Shares	12/31/2012	$9.95	*	$9.98	2,385

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(3)	12/31/2012	$20.49		$24.23	2,925
	12/31/2011	20.64		20.49	1,557
	12/31/2010	16.41		20.64	2,044
	12/31/2009	12.23		16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119
	12/31/2004	16.01	*	17.93	742

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2012	$15.83		$18.15	17,361
	12/31/2011	15.89		15.83	11,670
	12/31/2010	12.74		15.89	7,528
	12/31/2009	10.28		12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

Fidelity VIP Emerging Markets Portfolio	12/31/2012	$7.78		$8.80	59,658
	12/31/2011	9.98		7.78	37,954
	12/31/2010	8.81	*	9.98	13,465

Fidelity VIP Growth Portfolio	12/31/2012	$36.44		$41.31	85,935
	12/31/2011	36.79		36.44	85,831
	12/31/2010	29.98		36.79	89,187
	12/31/2009	23.63		29.98	83,496
	12/31/2008	45.25		23.63	79,110
	12/31/2007	36.07		45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033
	12/31/2004	32.00		32.69	48,757
	12/31/2003	24.37		32.00	35,305

Fidelity VIP Growth & Income Portfolio	12/31/2012	$15.72		$18.42	78,220
	12/31/2011	15.65		15.72	76,346
	12/31/2010	13.79		15.65	82,684
	12/31/2009	10.95		13.79	91,695
	12/31/2008	19.02		10.95	91,252
	12/31/2007	17.16		19.02	92,602
	12/31/2006	15.35		17.16	88,182
	12/31/2005	14.43		15.35	75,258
	12/31/2004	13.80		14.43	70,814
	12/31/2003	11.29		13.80	46,875

Fidelity VIP High Income Portfolio	12/31/2012	$13.74		$15.51	96,042
	12/31/2011	13.37		13.74	86,698
	12/31/2010	11.87		13.37	64,957
	12/31/2009	8.34		11.87	54,339
	12/31/2008	11.24		8.34	61,904
	12/31/2007	11.07		11.24	72,371
	12/31/2006	10.07		11.07	60,305
	12/31/2005	9.93		10.07	53,858
	12/31/2004	9.17		9.93	37,187
	12/31/2003	7.30		9.17	20,271

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Index 500 Portfolio	12/31/2012	$147.50		$168.98	28,985
	12/31/2011	146.26		147.50	27,959
	12/31/2010	128.64		146.26	30,258
	12/31/2009	102.75		128.64	30,223
	12/31/2008	164.99		102.75	29,386
	12/31/2007	158.35		164.99	29,173
	12/31/2006	138.47		158.35	27,106
	12/31/2005	133.70		138.47	20,081
	12/31/2004	122.32		133.70	14,943
	12/31/2003	96.39		122.32	9,918

Fidelity VIP Investment Grade Bond Portfolio	12/31/2012	$20.83		$21.79	160,590
	12/31/2011	19.64		20.83	137,995
	12/31/2010	18.43		19.64	149,626
	12/31/2009	16.10		18.43	155,091
	12/31/2008	16.83		16.10	158,718
	12/31/2007	16.32		16.83	179,688
	12/31/2006	15.82		16.32	166,443
	12/31/2005	15.67		15.82	150,226
	12/31/2004	15.19		15.67	117,712
	12/31/2003	14.61		15.19	156,734

Fidelity VIP Mid Cap Portfolio	12/31/2012	$40.51		$45.98	80,641
	12/31/2011	45.87		40.51	82,090
	12/31/2010	36.00		45.87	84,026
	12/31/2009	25.98		36.00	81,579
	12/31/2008	43.41		25.98	80,647
	12/31/2007	37.99		43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985
	12/31/2004	23.64		29.19	44,701
	12/31/2003	17.26		23.64	32,778

Fidelity VIP Overseas Portfolio	12/31/2012	$19.76		$23.57	153,710
	12/31/2011	24.13		19.76	158,239
	12/31/2010	21.58		24.13	153,363
	12/31/2009	17.25		21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211
	12/31/2004	17.38		19.50	38,468
	12/31/2003	12.26		17.38	22,585

Goldman Sachs VIT Mid Cap Value Fund	12/31/2012	$13.07		$15.30	2,494
	12/31/2011	14.12		13.07	1,400
	12/31/2010	13.05	*	14.12	695

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2012	$15.47		$17.29	8,979
	12/31/2011	15.50		15.47	7,817
	12/31/2010	12.02		15.50	9,071
	12/31/2009	9.50		12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497
	12/31/2004	13.12	*	15.03	593

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	12/31/2012	$11.40		$11.88	18,826
	12/31/2011	11.07	*	11.40	9,469

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.72		$11.45	15,623
	12/31/2011	10.19	*	10.72	21

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.07		$11.10	78,038
	12/31/2011	9.31	*	10.07	16

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$9.27		$10.37	124,751
	12/31/2011	8.43	*	9.27	17,207

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$8.77		$9.92	31,256
	12/31/2011	7.89	*	8.77	66

J.P. Morgan Insurance Trust U.S. Equity Portfolio(3)	12/31/2012	$15.15		$17.66	34,925
	12/31/2011	15.58		15.15	42,724
	12/31/2010	13.84		15.58	55,017
	12/31/2009	10.23		13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192
	12/31/2004	12.35		13.39	71,779
	12/31/2003	9.72		12.35	55,608

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2012	$10.74		$11.73	7,208
	12/31/2011	11.92		10.74	5,318
	12/31/2010	10.92		11.92	2,710
Lord Abbett Series Fund Growth Opportunities Portfolio(3)	12/31/2012	$16.88		$19.09	7,213
	12/31/2011	18.94		16.88	7,333
	12/31/2010	15.55		18.94	10,107
	12/31/2009	10.78		15.55	10,385
	12/31/2008	17.61		10.78	12,777
	12/31/2007	14.66		17.61	16,015
	12/31/2006	13.72		14.66	16,002
	12/31/2005	13.23		13.72	9,405
	12/31/2004	12.08	*	13.23	578

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Neuberger Berman Genesis Fund(4)	12/31/2012	$42.01		$45.59	68,922
	12/31/2011	40.64		42.01	70,449
	12/31/2010	33.88		40.64	76,089
	12/31/2009	27.15		33.88	83,820
	12/31/2008	40.89		27.15	85,290
	12/31/2007	33.97		40.89	80,592
	12/31/2006	32.06		33.97	76,885
	12/31/2005	27.90		32.06	58,628
	12/31/2004	23.79		27.90	48,790
	12/31/2003	18.28		23.79	40,775

Putnam VT Multi-Cap Growth Fund(6)	12/31/2012	$19.10		$22.09	9,295
	12/31/2011	20.31		19.10	11,401
	12/31/2010	12.14		20.31	17,444
	12/31/2009	8.83		12.14	25,259
	12/31/2008	16.36		8.83	29,288
	12/31/2007	15.91		16.36	30,307
	12/31/2006	15.23		15.91	30,904
	12/31/2005	13.71		15.23	31,830
	12/31/2004	11.67		13.71	30,018
	12/31/2003	8.84		11.67	26,032

Rainier Small/Mid Cap Equity Fund(4)	12/31/2012	$43.91		$49.56	37,730
	12/31/2011	45.46		43.91	36,127
	12/31/2010	36.75		45.46	41,618
	12/31/2009	28.55		36.75	44,296
	12/31/2008	56.27		28.55	46,500
	12/31/2007	46.76		56.27	45,227
	12/31/2006	41.16		46.76	39,405
	12/31/2005	35.36		41.16	29,713
	12/31/2004	30.41		35.36	23,948
	12/31/2003	20.99		30.41	16,316

Royce Capital Fund Small-Cap Portfolio	12/31/2012	$12.46		$13.89	71,065
	12/31/2011	13.00		12.46	76,252
	12/31/2010	10.89		13.00	89,635
	12/31/2009	8.12		10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787
	12/31/2004	8.17	*	9.43	8,074
T. Rowe Price Equity Income Portfolio VIP II	12/31/2012	$22.73		$26.33	71,130
	12/31/2011	23.18		22.73	61,512
	12/31/2010	20.39		23.18	54,366
	12/31/2009	16.42		20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Prime Reserve Portfolio	12/31/2012	$1.06		$1.05	608,424
	12/31/2011	1.07		1.06	720,996
	12.31/2010	1.08		1.07	672,661
	12/31/2009	1.08		1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

T. Rowe Price Small Cap Stock Fund(4)	12/31/2012	$49.31		$57.52	5,507
	12/31/2011	49.94		49.31	5,543
	12/31/2010	38.10		49.94	9,455
	12/31/2009	27.82		38.10	12,011
	12/31/2008	42.41		27.82	14,388
	12/31/2007	43.47		42.41	16,076
	12/31/2006	39.00		43.47	17,292
	12/31/2005	36.37		39.00	21,660
	12/31/2004	30.99		36.37	22,457
	12/31/2003	23.69		30.99	17,900

T. Rowe Price Small Cap Value Fund(4)	12/31/2012	$54.31		$63.21	3,916
	12/31/2011	55.30		54.31	4,649
	12/31/2010	44.65		55.30	7,477
	12/31/2009	35.57		44.65	9,903
	12/31/2008	50.36		35.57	10,522
	12/31/2007	51.00		50.36	12,204
	12/31/2006	44.37		51.00	14,954
	12/31/2005	41.26		44.39	15,628
	12/31/2004	33.20		41.26	17,451
	12/31/2003	24.60		33.20	17,135

Templeton Global Securities Bond Fund	12/31/2012	$19.66		$22.39	12,275
	12/31/2011	20.02		19.66	3,875
	12/31/2010	19.18	*	20.03	3,293

Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2012	$20.10		$23.44	45,880
	12/31/2011	20.20		20.10	39,736
	12/31/2010	15.04		20.20	36,921
	12/31/2009	22.52		15.04	39,697
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096
	12/31/2004	14.49		17.10	20,742
	12/31/2003	10.90		14.49	16,205

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Opportunity FundSM	12/31/2012	$37.86	$43.33	1,521
	12/31/2011	40.44	37.86	1,768
	12/31/2010	32.97	40.44	3,303
	12/31/2009	22.52	32.97	3,744
	12/31/2008	37.93	22.52	5,816
	12/31/2007	35.91	37.93	6,106
	12/31/2006	32.30	35.91	6,796
	12/31/2005	30.22	32.30	11,135
	12/31/2004	14.49	30.22	13,146
	12/31/2003	19.01	14.49	16,205

Wilshire 5000 Index Fund Institutional(1)(4)	12/31/2012	$11.50	$13.17	5,242
	12/31/2011	11.56	11.50	5,403
	12/31/2010	9.99	11.56	5,472
	12/31/2009	7.93	9.99	7,566
	12/31/2008	12.69	7.93	6,705
	12/31/2007	12.21	12.69	7,219
	12/31/2006	10.75	12.21	14,110
	12/31/2005	10.25	10.75	19,470
	12/31/2004	9.28	10.25	27,641
	12/31/2003	7.20	9.28	30,497

Wilshire 5000 Index Fund Investment(4)	12/31/2012	$11.18	$12.77	120,235
	12/31/2011	11.26	11.18	122,200
	12/31/2010	9.75	11.26	130,621
	12/31/2009	7.75	9.75	149,731
	12/31/2008	12.43	7.75	145,687
	12/31/2007	11.98	12.43	179,822
	12/31/2006	10.57	11.98	171,006
	12/31/2005	10.10	10.57	137,378
	12/31/2004	9.17	10.10	100,788
	12/31/2003	7.14	9.17	68,856

Wilshire Large Co. Growth Portfolio Institutional(1)(4)	12/31/2012	$36.80	$41.58	1,366
	12/31/2011	37.54	36.80	1,365
	12/31/2010	31.70	37.54	1,357
	12/31/2009	23.85	31.70	1,814
	12/31/2008	41.28	23.85	1,787
	12/31/2007	35.67	41.28	1,813
	12/31/2006	34.18	35.67	2,319
	12/31/2005	31.70	34.18	2,352
	12/31/2004	29.89	31.70	2,949
	12/31/2003	23.78	29.89	3,549

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2012	$35.12	$39.57	42,171
	12/31/2011	35.95	35.12	44,772
	12/31/2010	30.47	35.95	47,741
	12/31/2009	23.01	30.47	52,641
	12/31/2008	39.94	23.01	57,161
	12/31/2007	34.66	39.94	58,391
	12/31/2006	33.33	34.66	55,721
	12/31/2005	31.03	33.33	47,350
	12/31/2004	29.35	31.03	39,972
	12/31/2003	23.43	29.35	23,340

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2012	$23.86	$27.41	70,204
	12/31/2011	24.92	23.86	76,501
	12/31/2010	22.18	24.92	87,824
	12/31/2009	17.42	22.18
	12/31/2008	30.07	17.42	97,532
	12/31/2007	30.97	30.07	95,413
	12/31/2006	26.38	30.97	83,914
	12/31/2005	24.38	26.38	64,549
	12/31/2004	21.80	24.38	42,668
	12/31/2003	17.12	21.80	35,162

Wilshire Small Co. Growth Portfolio Investment(3)(4)	12/31/2012	$24.55	$27.62	7,321
	12/31/2011	24.85	24.55	8,003
	12/31/2010	19.87	24.85	9,756
	12/31/2009	15.37	19.87	10,743
	12/31/2008	25.50	15.37	12,276
	12/31/2007	23.76	25.50	14,747
	12/31/2006	21.58	23.76	16,381
	12/31/2005	21.02	21.58	15,551
	12/31/2004	18.13	21.02	8,713
	12/31/2003	13.36	18.13	7,681

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2012	$25.52	$29.64	8,750
	12/31/2011	27.86	25.52	8,627
	12/31/2010	22.74	27.86	10,743
	12/31/2009	18.68	22.74	10,456
	12/31/2008	28.06	18.68	11,459
	12/31/2007	29.43	28.06	9,755
	12/31/2006	24.83	29.43	9,985
	12/31/2005	23.52	24.83	10,605
	12/31/2004	19.55	23.52	9,258
	12/31/2003	14.47	19.55	7,966

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 ETF Fund	12/31/2012	$10.81		$12.05	238,818
	12/31/2011	10.75		10.81	224,713
	12/31/2010	9.72		10.75	292,184
	12/31/2009	8.15		9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund	12/31/2012	$10.20		$11.40	338,373
	12/31/2011	10.27		10.20	287,424
	12/31/2010	9.26		10.27	228,119
	12/31/2009	7.76		9.26	146,466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund	12/31/2012	$9.42		$10.64	182,953
	12/31/2011	9.66		9.42	153,123
	12/31/2010	8.66		9.66	102,298
	12/31/2009	7.22		8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

Wilshire VIT Balanced Fund	12/31/2012	$21.59		$23.98	69,423
	12/31/2011	21.93		21.59	82,747
	12/31/2010	17.05		21.93	77,853
	12/31/2009	17.05		19.95	83,962
	12/31/2008	23.47		17.05	93,333
	12/31/2007	22.99		23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774
	12/31/2004	18.78		20.13	73,428
	12/31/2003	15.86		18.78	58,242

Wilshire VIT Equity Fund	12/31/2012	$20.67		$23.49	33,916
	12/31/2011	21.48		20.67	41,273
	12/31/2010	19.43		21.48	49,100
	12/31/2009	15.86		19.43	60,245
	12/31/2008	26.76		15.86	65,924
	12/31/2007	26.43		26.76	75,122
	12/31/2006	22.81		26.43	64,705
	12/31/2005	21.76		22.81	49,380
	12/31/2004	19.94		21.76	55,483
	12/31/2003	15.78		19.94	39,475

Wilshire VIT Income Fund	12/31/2012	$21.93		$23.34	96,373
	12/31/2011	20.72		21.93	88,769
	12/31/2010	19.16		20.72	87,216
	12/31/2009	17.08		19.16	91,688
	12/31/2008	18.41		17.08	127,641
	12/31/2007	17.83		18.41	123,454
	12/31/2006	17.31		17.83	131,946
	12/31/2005	17.14		17.31	112,891
	12/31/2004	16.48		17.14	89,316
	12/31/2003	15.50		16.48	74,253

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT International Equity Fund	12/31/2012	$11.50	$13.48	67,517
	12/31/2011	13.45	11.50	67,686
	12/31/2010	12.34	13.45	78,842
	12/31/2009	9.50	12.34	81,108
	12/31/2008	17.03	9.50	86,876
	12/31/2007	15.81	17.03	76,793
	12/31/2006	12.90	15.81	68,365
	12/31/2005	11.82	12.90	61,563
	12/31/2004	10.79	11.82	61,609
	12/31/2003	8.22	10.79	51,642

Wilshire VIT Small Cap Fund	12/31/2012	$12.83	$13.58	28,229
	12/31/2011	13.03	12.83	24,810
	12/31/2010	10.41	13.03	29,824
	12/31/2009	8.17	10.41	35,974
	12/31/2008	15.39	8.17	37,987
	12/31/2007	13.64	15.39	34,765
	12/31/2006	12.37	13.64	40,374
	12/31/2005	12.04	12.37	46,375
	12/31/2004	11.64	12.04	51,453
	12/31/2003	7.38	11.64	44,578

Wilshire VIT Socially Responsible Fund	12/31/2012	$15.53	$17.79	56,425
	12/31/2011	15.90	15.53	60,667
	12/31/2010	14.36	15.90	61,310
	12/31/2009	11.92	14.36	61,489
	12/31/2008	20.18	11.92	58,575
	12/31/2007	20.93	20.18	63,074
	12/31/2006	17.53	20.93	50,762
	12/31/2005	16.83	17.53	44,581
	12/31/2004	15.00	16.83	39,075
	12/31/2003	11.78	15.00	35,389

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Prospectus for Variable Solutions Variable Deferred Annuity Contract Issued by Horace Mann Life Insurance Company Separate Account Flexible Premium Contract For Individuals

May 1, 2013

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(3)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(2)

Wilshire 5000 Index Fund (Investment Class)(3)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(5)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(3)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(5)

American Century VP Mid Cap Value Class 1

Ariel Appreciation Fund®(3)(4)

Ariel Fund®(3)(5)

Goldman Sachs VIT Mid Cap Value

Wells Fargo Advantage VT Opportunity FundSM(1)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(3)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolio(2)

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)

Wilshire Small Company Value Portfolio (Investment Class)(3)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Fund(4)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class(3)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(6)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2013. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER

GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY

ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF

PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2013.

2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.

Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA Contract”); IRC Section 408A Roth IRA (“Roth IRA Contract”); IRC Section 408(p) simple retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC section 408 or 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2.

4

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may Purchase the Contract offered by this prospectus?

This product is no longer offered for sale. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and

5

Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(3)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(2)

Wilshire 5000 Index Fund (Investment Class)(3)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(5)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(3)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(5)

American Century VP Mid Cap Value Class 1

Ariel Appreciation Fund®(3)(4)

Ariel Fund®(3)(5)

Goldman Sachs VIT Mid Cap Value

Wells Fargo Advantage VT Opportunity FundsSM(1)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(3)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolio(2)

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)

Wilshire Small Company Value Portfolio (Investment Class)(3)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Fund(4)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class(3)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(6)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity FIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

6

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust US Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

(b) Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract.)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract —Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a surrender charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of

7

the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in “Deductions and Expenses — Withdrawal Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not taxed at the time they are made. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth type of accounts or after-tax premium payments, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.” This Contract may not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts-Annuity Payment Options”.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

8

Contract Owner Transaction Expenses:(1)

Surrender Fees (“Withdrawal Charge”) (as a percentage of amount surrendered, if applicable).

Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(2)	$25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2012. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	26.16%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Asset Allocation Funds, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Asset Allocation Fund, Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Asset Allocation Fund, Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Asset Allocation Funds, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

(1)	Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The annual contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual contract fee per year for those multiple Contract numbers.

(3)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2012. Current or future expenses may be greater or less than those shown. These numbers do not reflect any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

9

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2012, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,987	$5,998	$8,066	$10,820

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,249	$5,614	$7,883	$10,820

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

10

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online.”

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(4)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(4)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(4)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Ibbotson Conservative ETF Asset Allocation(4)	Current income/Preservation of capital	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income & Growth ETF Asset Allocation(4)	Current income/Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation(4)	Capital Appreciation/Some current income	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

11

Name	Objective	Investment Type	Adviser
Ibbotson Growth ETF Asset Allocation(4)	Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation(4)	Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(2)	High total return	Large core	The JPMorgan Insurance U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(3)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund(4)	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio(6)	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Delaware VIP US Growth Series — Service Class	Long-term capital appreciation	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(3)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

12

Name	Objective	Investment Type	Adviser
AllianceBernstein VPS Small/Mid Cap Value Portfolio(6)	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

American Century VP Mid Cap Value	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(3)(6)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(3)(5)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Wells Fargo Advantage VT Opportunity FundSM(1)	Long-term capital appreciation	Medium core	The Wells Fargo Advantage Opportunity Fund is subadvised by Wells Capital Management.

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(2)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(3)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management Company, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(2)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(6)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

13

Name	Objective	Investment Type	Adviser
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq Ser is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(3)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AllianceBernstein VPS Small Cap Growth Portfolio(7)	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series — Developing Growth Portfolio is advised by Lord Abbett & Co. LLC

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Fund(4)	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC 2	Capital appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund(4)	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth; current growth of income	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

14

Name	Objective	Investment Type	Adviser
Fidelity VIP Investment Grade Bond Portfolio SC 2	High current income/ preservation of Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	Capital	Global Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Long-term total return	Corporate Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(4)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio Wilshire

Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

15

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable) that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or account value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

16

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contract

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer purchased the Contract on behalf of the employee but the employee was still required to complete an application and suitability form.

17

Applications must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete, and the initial premium payment was received at Our Home Office, We issued a Contract within 2 business days of receipt and credited the initial premium payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.

The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium Payments — All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

18

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•

Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

19

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new transfers are allowed to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

20

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

21

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request in good form by HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, Contract Owners have not been allowed to begin or increase allocations to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

22

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657,

23

or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832- 3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not being sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses — Withdrawal Charges” section.

Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Withdrawal Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.

24

•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

25

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Withdrawal Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:

During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

26

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

If there have been no previous withdrawals or loans the death benefit is the greater of:

1.	the Total Accumulation Value; or

2.	the Net Premium paid to HMLIC.

If withdrawals or loans have been taken the death benefit is the greater of:

1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or

2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an

27

Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Specified Period — This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

28

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

b.	leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

Assumed Interest Rate — The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

29

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the

30

Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Premium Payments — Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if You are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not

31

discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable federal law. Individuals who do not meet the definition of “spouse” are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to tax are different and You should consult with Your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — Beginning in 2011, if a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be taxed as discussed in the previous paragraph.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over

32

the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or if the beneficiary is the surviving spouse the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Unearned Investment Income Tax — The Health Care and Education Reconciliation Act of 2010 (HCERA), enacted March 30, 2010, added a tax on unearned investment income of certain individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Premium payments made to Qualified Contracts are generally not taxed at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all taxed in the year they were made. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Section 403(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they are made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, beginning in 2013, plans may also allow conversion of amounts that are

33

not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) if the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home); the terms of the loan require substantially level payments over the term of the loan; the loan amount does not exceed $50,000 or 50% of the value of the Contract if less; and the terms of the loan are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting). After-tax contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

34

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expense, and 3) for a qualified first-time home purchase.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in

35

the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $17,500 for 2013 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2013 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2013, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2013, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $59,000 and $69,000 for single filers and between $95,000 and $115,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $178,000 and $188,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2013 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2013, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $112,000 and $127,000 for single taxpayers and those taxpayers filing Head of Household, between $178,000 and $188,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If

36

certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $17,500 for 2013. The additional catch-up amount, up to $5,500 for 2013, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,000 for 2013 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2013. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

37

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

38

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract.

This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

39

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. BOX 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2013 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

40

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965 — The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Balanced, and Income Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio —Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), lbbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), lbbotson Growth ETF Asset Allocation Portfolio (Class II), and lbbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series — Service Class and American Century VP Mid Cap Value Portfolio Class 1 were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013 and therefore no information is shown for this fund in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio(5)	12/31/2012	$23.99	$27.66	1,087,812
	12/31/2011	25.23	23.99	1,126,480
	12/31/2010	23.25	25.23	1,147,929
	12/31/2009	17.15	23.25	1,133,399
	12/31/2008	28.85	17.15	1,094,183
	12/31/2007	25.71	28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468
	12/31/2004	21.58	23.10	778,032
	12/31/2003	17.71	21.58	647,349

41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Small/Mid Cap Value Portfolio(5)	12/31/2012	$19.51		$22.83	103,282
	12/31/2011	21.61		19.51	110,203
	12/31/2010	17.28		21.61	107,888
	12/31/2009	12.25		17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio(6)	12/31/2012	$15.53		$17.60	127,567
	12/31/2011	15.09		15.53	114,096
	12/31/2010	11.18		15.09	95.184
	12/31/2009	8.00		11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

American Century VP Mid Cap Value Portfolio	12/31/2012	$13.94	*	$14.71	7,290

Ariel Fund®(5)	12/31/2012	$51.64		$61.38	532,054
	12/31/2011	58.97		51.64	563,345
	12/31/2010	47.37		58.97	588,373
	12/31/2009	29.32		47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642

Ariel Appreciation Fund®(3)(4)	12/31/2012	$53.12		$62.63	712,679
	12/31/2011	58.04		53.12	776,971
	12/31/2010	49.10		58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684

Calvert VP S&P Mid Cap 400 Index	12/31/2012	$66.15		$76.45	13,690
	12/31/2011	68.65		66.15	7,629
	12/31/2010	63.50	*	68.65	1,871

42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Davis Value Portfolio	12/31/2012	$11.79		$13.17	1,027,471
	12/31/2011	12.46		11.79	1,062,226
	12/31/2010	11.18		12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070

Delaware VIP Smid Cap Growth Service Class	12/31/2012	$24.20		$26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP US Growth Series — Service Class	12/31/2012	$9.95	*	$9.95	19,525

Delaware VIP REIT Series (Service Class)	12/31/2012	$10.96		$12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(2)	12/31/2012	$20.04		$23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2012	$15.70		$17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2010	12.71		15.80	39,366
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Emerging Markets Portfolio	12/31/2012	$7.76		$8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,256

Fidelity VIP Growth Portfolio	12/31/2012	$35.36		$39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345

Fidelity VIP Growth & Income Portfolio	12/31/2012	$15.21		$17.77	1,222,420
	12/31/2011	15.19		15.21	1,245,750
	12/31/2010	13.42		15.19	1,283,978
	12/31/2009	10.69		13.42	1,267,754
	12/31/2008	18.62		10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327

Fidelity VIP High Income Portfolio	12/31/2012	$13.24		$14.90	750,930
	12/31/2011	12.92		13.24	701,410
	12/31/2010	11.50		12.92	638,833
	12/31/2009	8.11		11.50	588,524
	12/31/2008	10.96		8.11	571,931
	12/31/2007	10.82		10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838

Fidelity VIP Index 500 Portfolio	12/31/2012	$147.21		$168.15	401,405
	12/31/2011	146.39		147.21	411,762
	12/31/2010	129.13		146.39	418,636
	12/31/2009	103.43		129.13	410,010
	12/31/2008	166.55		103.43	392,649
	12/31/2007	160.32		166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115

44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2012	$20.21		$21.08	1,240,859
	12/31/2011	19.11		20.21	1,202,724
	12/31/2010	17.99		19.11	1,205,363
	12/31/2009	15.76		17.99	1,169,193
	12/31/2008	16.52		15.76	1,184,659
	12/31/2007	16.07		16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200

Fidelity VIP Mid Cap Portfolio	12/31/2012	$39.22		$44.38	1,157,543
	12/31/2011	44.53		39.22	1,196,682
	12/31/2010	35.05		44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087

Fidelity VIP Overseas Portfolio	12/31/2012	$19.11		$22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324

Goldman Sachs VIT Mid Cap Value	12/31/2012	$12.99		$15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Fund(4)	12/31/2012	$15.12		$16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	12/31/2012	$11.38		$11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.72		$11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.05		$11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$9.27		$10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$8.77		$9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

J.P. Morgan Insurance Trust U.S. Equity Portfolio(2)	12/31/2012	$15.03		$17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2012	$10.69		$11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92	*	11.90	17,465

Lord Abbett Series Fund Growth Opportunities Portfolio(2)	12/31/2012	$16.51		$18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Neuberger Berman Genesis Fund(3)	12/31/2012	$40.95		$44.31	925,578
	12/31/2011	39.73		40.95	947,638
	12/31/2010	33.22		39.73	971,187
	12/31/2009	26.69		33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551

Putnam VT Multi-Cap Growth Fund(5)	12/31/2012	$19.03		$21.95	267,847
	12/31/2011	20.29		19.03	286,705
	12/31/2010	11.81		20.29	304,049
	12/31/2009	8.61		11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260

Rainier Small/Mid Cap Equity Fund(3)	12/31/2012	$42.51		$47.84	451,841
	12/31/2011	44.14		42.51	469,702
	12/31/2010	35.78		44.14	487,323
	12/31/2009	27.88		35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482

Royce Capital Fund Small-Cap Portfolio	12/31/2012	$12,19		$13.55	828,313
	12/31/2011	12.76		12.19	807,051
	12/31/2010	10.71		12.76	781,254
	12/31/2009	8.01		10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2012	$22.38		$25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Prime Reserve Portfolio	12/31/2012	$1.04		$1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(1)	12/31/2012	$47.84		$55.64	251,443
	12/31/2011	48.59		47.84	276,903
	12/31/2010	37.18		48.59	305,549
	12/31/2009	27.22		37.18	328,262
	12/31/2008	41.42		27.22	342,921
	12/31/2007	42.78		41.42	364,097
	12/31/2006	38.50		42.78	375,980
	12/31/2005	36.01		38.50	384,016
	12/31/2004	30.78		36.01	379,453
	12/31/2003	23.60		30.78	331,165

T. Rowe Price Small-Cap Value Fund Advisor Class(1)	12/31/2012	$52.64		$61.09	247,648
	12/31/2011	53.75		52.64	269,696
	12/31/2010	43.53		53.75	299,930
	12/31/2009	34.77		43.53	323,357
	12/31/2008	49.37		34.77	335,168
	12/31/2007	50.15		49.37	368,014
	12/31/2006	43.76		50.15	394,998
	12/31/2005	40.82		43.76	413,874
	12/31/2004	32.94		40.82	418,916
	12/31/2003	24.48		32.94	377,185

Templeton Global Securities Bond Fund	12/31/2012	$19.53		$22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377
Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2012	$19.71		$22.92	674,385
	12/31/2011	19.86		19.71	699,217
	12/31/2010	14.83		19.86	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282

48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Opportunity FundSM(1)	12/31/2012	$36.78	$41.97	178,688
	12/31/2011	39.40	36.78	194,620
	12/31/2010	32.22	39.40	210,081
	12/31/2009	22.06	32.22	223,827
	12/31/2008	37.27	22.06	237,768
	12/31/2007	35.39	37.27	257,373
	12/31/2006	31.93	35.39	277,826
	12/31/2005	29.96	31.93	294,959
	12/31/2004	25.66	29.96	304,488
	12/31/2003	18.96	25.66	285,496

Wilshire 5000 Index Fund Institutional(3)	12/31/2012	$11.12	$12.70	1,151,151
	12/31/2011	11.21	11.12	1,312,114
	12/31/2010	9.72	11.21	1,459,277
	12/31/2009	7.74	9.72	1,585,016
	12/31/2008	12.42	7.74	1,637,636
	12/31/2007	11.98	12.42	1,698,242
	12/31/2006	10.58	11.98	1,771,782
	12/31/2005	10.12	10.58	1,780,697
	12/31/2004	9.18	10.12	1,893,301
	12/31/2003	7.15	9.18	1,839,959

Wilshire 5000 Index Fund Investment(3)	12/31/2012	$10.75	$12.25	1,500,640
	12/31/2011	10.86	10.75	1,470,355
	12/31/2010	9.44	10.86	1,461,935
	12/31/2009	7.52	9.44	1,396,718
	12/31/2008	12.10	7.52	1,262,690
	12/31/2007	11.70	12.10	1,144,141
	12/31/2006	10.34	11.70	1,035,532
	12/31/2005	9.92	10.34	886,643
	12/31/2004	9.03	9.92	687,189
	12/31/2003	7.06	9.03	472,140
Wilshire Large Co. Growth Portfolio Institutional(3)	12/31/2012	$35.59	$40.09	388,568
	12/31/2011	36.41	35.59	445,822
	12/31/2010	30.83	36.41	502,332
	12/31/2009	23.26	30.83	546,446
	12/31/2008	40.38	23.26	578,871
	12/31/2007	35.00	40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289
	12/31/2004	29.59	31.29	676,482
	12/31/2003	23.61	29.59	648,362

49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Investment(3)	12/31/2012	$34.02	$38.22	499,286
	12/31/2011	34.93	34.02	513,023
	12/31/2010	29.69	34.93	520,019
	12/31/2009	22.48	29.69	510,776
	12/31/2008	39.13	22.48	490,423
	12/31/2007	34.06	39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477
	12/31/2004	29.11	30.67	284,345
	12/31/2003	23.31	29.11	204,673

Wilshire Large Co. Value Portfolio Investment(3)	12/31/2012	$23.11	$26.46	1,070,533
	12/31/2011	24.20	23.11	1,116,468
	12/31/2010	21.60	24.20	1,140,155
	12/31/2009	17.01	21.60	1,140,880
	12/31/2008	29.44	17.01	1,078,702
	12/31/2007	30.42	29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983
	12/31/2004	21.60	24.09	686,425
	12/31/2003	17.02	21.60	576,488

Wilshire Small Co. Growth Portfolio Investment(2)(3)	12/31/2012	$23.10	$25.92	114,281
	12/31/2011	23.46	23.10	120,715
	12/31/2010	18.81	23.46	129,629
	12/31/2009	14.59	18.81	135,301
	12/31/2008	24.30	14.59	135,420
	12/31/2007	22.69	24.30	134,021
	12/31/2006	20.67	22.69	140,208
	12/31/2005	20.20	20.67	143,219
	12/31/2004	17.47	20.20	112,451
	12/31/2003	12.91	17.47	84,432

Wilshire Small Co. Value Portfolio Investment(3)	12/31/2012	$24.87	$28.79	146,334
	12/31/2011	27.23	24.87	157,655
	12/31/2010	22.29	27.23	158,060
	12/31/2009	18.36	22.29	154,325
	12/31/2008	27.65	18.36	142,449
	12/31/2007	29.00	27.65	153,631
	12/31/2006	24.54	29.00	145,709
	12/31/2005	23.32	24.54	142,596
	12/31/2004	19.44	23.32	129,769
	12/31/2003	14.43	19.44	114,100

50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 ETF Fund	12/31/2012	$10.65		$11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund	12/31/2012	$10.04		$11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2012	$9.27		$10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Balanced Fund	12/31/2012	$20.88		$23.12	6,051,844
	12/31/2011	21.27		20.88	6,829,381
	12/31/2010	19.41		21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082

Wilshire VIT Equity Fund	12/31/2012	$19.99		$22.64	6,365,091
	12/31/2011	20.83		19.99	7,088,931
	12/31/2010	18.89		20.83	7,820,728
	12/31/2009	15.47		18.89	8,504,111
	12/31/2008	26.17		15.47	9,083,835
	12/31/2007	25.93		26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218

51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Income Fund	12/31/2012	$21.21	$22.50	1,114,189
	12/31/2011	20.10	21.21	1,151,059
	12/31/2010	18.64	20.10	1,209,739
	12/31/2009	16.66	18.64	1,223,429
	12/31/2008	18.00	16.66	1,334,895
	12/31/2007	17.49	18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161

Wilshire VIT International Equity Fund	12/31/2012	$11.11	$12.99	2,327,995
	12/31/2011	13.04	11.11	2,500,901
	12/31/2010	11.99	13.04	2,667,401
	12/31/2009	9.26	11.99	2,795,487
	12/31/2008	16.66	9.26	2,802,578
	12/31/2007	15.51	16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220

Wilshire VIT Small Cap Fund	12/31/2012	$12.41	$13.09	2,388,767
	12/31/2011	12.63	12.41	2,606,588
	12/31/2010	10.13	12.63	2,862,845
	12/31/2009	7.97	10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821

Wilshire VIT Socially Responsible Fund	12/31/2012	$15.02	$17.15	2,650,224
	12/31/2011	15.43	15.02	2,937,740
	12/31/2010	13.97	15.43	3,200,156
	12/31/2009	11.63	13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity Fund

52

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

53

Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life Insurance Company Separate Account Flexible Premium Contracts for Individuals — Variable Solutions II and Maximum Solutions II

May 1, 2013

This prospectus offers Variable annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts are issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(2)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity
Portfolio(1)

Wilshire 5000 Index Fund (Investment Class)(2)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(4)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(2)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(4)

American Century VP Mid Cap Value Class 1

Ariel Fund®(2)(4)

Ariel Appreciation Fund®(2)(3)

Goldman Sachs VIT Mid Cap Value

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(1)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(2)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolios(1)

Putnam VT Multi-Cap Growth Fund
(IB Shares)(4)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)(2)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Fund(3)

Lazard Retirement US Small-Mid Cap Eq Ser Neuberger Berman Genesis Fund — Advisor Class(2)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(5)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Specialty

Wilshire VIT Socially Responsible Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2013. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2013.

2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Qualified Plans — Required Minimum Distributions.”

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contracts this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA Contract”); IRC Section 408A Roth IRA (“Roth IRA Contract”); IRC Section 408(p) simple retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

4

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-qualified Contracts.

5

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Asset Allocation Funds

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Large Company Stock Funds

Large Value

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)(2)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity
Portfolio(1)

Wilshire 5000 Index Fund (Investment Class)(2)

Wilshire VIT Equity Fund

Large Growth

AllianceBernstein VPS Large Cap Growth Portfolio(4)

Delaware VIP US Growth Series — Service Class

Fidelity VIP Growth Portfolio SC 2

Wilshire Large Company Growth Portfolio (Investment Class)(2)

Mid-Size Company Stock Funds

Mid Value

AllianceBernstein VPS Small/Mid Cap Value Portfolio(4)

American Century VP Mid Cap Value Class 1

Ariel Fund®(2)(4)

Ariel Appreciation Fund®(2)(3)

Goldman Sachs VIT Mid Cap Value

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(1)

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund(2)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class

Lord Abbett Series Fund Growth Opportunities Portfolio(1)

Putnam VT Multi-Cap Growth Fund
(IB Shares)(4)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)(2)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Fund(3)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class(2)

Small Growth

AllianceBernstein VPS Small Cap Growth Portfolio(5)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)

Wilshire VIT Small Cap Fund

International Stock Funds

Fidelity VIP Emerging Markets SC 2

Fidelity VIP Overseas Portfolio SC 2

Wilshire VIT International Equity Fund

Real Estate

Delaware VIP REIT Series (Service Class)

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Wilshire VIT Income Fund

Global Bond

Templeton Global Bond Securities Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2

Balanced Fund

Wilshire VIT Balanced Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

6

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

(b) Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract.)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee. If You have multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

7

We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts or deductible amounts in the case of traditional IRAs are not taxed at the time they are made. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax premium payments, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts — Annuity Payment Options”.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

8

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

	Surrender Charge %
Contract Year	Variable Solutions II (9 years)	Maximum Solutions II (7 years)
1	8.0%	7.0%
2	7.5%	6.0%
3	7.0%	5.0%
4	6.0%	4.0%
5	5.0%	3.0%
6	4.0%	2.0%
7	3.0%	1.0%
8	2.0%	0.0%
9	1.0%
Thereafter	0.0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

	Variable Solutions II (IC-450000)	Maximum Solutions II (IC-451000)
Annual Contract Fee(2)	$25	$0
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2012. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	26.16%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Asset Allocation Funds, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Asset Allocation Fund, Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Asset Allocation Fund, Lifecycle/Target Date Fund, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Asset Allocation Funds, Lifecycle/Target Date Funds, Wilshire VIT Equity Fund, Wilshire VIT Small Cap Fund, Wilshire VIT International Equity Fund or the Wilshire VIT Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

(1)

Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)

The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations We will deduct only one annual Contract fee for those multiple Contract numbers.

(3)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2012. Current or future expenses may be greater or less than those shown. The numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

9

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2012, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Variable Solutions II (IC-450000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,905	$5,998	$8,066	$10,820

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,249	$5,614	$7,883	$10,820

Maximum Solutions II (IC-451000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,778	$5,790	$7,872	$10,711

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,200	$5,510	$7,758	$10,711

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

10

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

11

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(3)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(3)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(3)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Current income/Preservation of capital	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Current income/Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Capital appreciation/ Some current Income	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(2)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

12

Name	Objective	Investment Type	Adviser

JPMorgan Insurance Trust U.S. Equity Portfolio(1)	High Total Return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(2)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund(3)	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio(5)	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Delaware VIP UP Growth Series — Service Class	Long-term capital appreciation	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(2)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio(5)	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

American Century VP Mid Cap Value	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.
Ariel Fund(2)(5)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund(2)(4)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(1)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(2)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, Inc.

13

Name	Objective	Investment Type	Adviser

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management Company, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery Fundsm	Long term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(4)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq Ser is advised by Lazard Asset Management LLC.
Neuberger Berman Genesis Fund — Advisor Class(2)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

AllianceBernstein VPS Small Cap Growth Portfolio(6)	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series-Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Fund(3)	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC 2	Capital appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

14

Name	Objective	Investment Type	Adviser

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund(3)	Long-term capital growth; current growth of income	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VTT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/preservation of capital	Global Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Long-term total return	Corporate Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(3)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

15

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(5)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

16

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A

17

Non-qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a suitability form. For 457(b) or 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.

Applications are to be sent to HMLIC’s Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your application is complete, and the initial premium payment has been received at Our Home Office, We will issue Your Contract within 2 business days of receipt and credit the initial premium payment to the Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.

The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium payments — All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The minimum amount that can be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next

18

determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•

Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred.

19

The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam, VT Multi-Cap Growth

On and after February 1, 2013, no new transfers are allowed to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

20

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website.

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

21

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AllianceBernstein VPS Small Cap Growth Portfolio

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

JPMorgan Insurance Trust U.S. Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

On and after May 1, 2012, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC

22

applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

23

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Surrender Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.

24

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•

costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts

•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

25

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — Maximum Solutions II does not have an annual maintenance fee.

Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers,

26

and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

27

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Specified Period — This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.

28

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Assumed Interest Rate

The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value

The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

29

Individual Product Information

Variable Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)

Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of: 1. the Total Accumulation Value; or 2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%

Maximum Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)

Minimum contribution	$50,000
Annual maintenance fee	None
M&E fee	0.95%
Death benefit

If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:

1.      the Total Accumulation Value; or

2.      the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.

If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:

1.      the Total Accumulation Value; or

2.      the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%

30

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

31

General Federal Income Tax Provisions

Deductibility of Premium Payments — Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable federal law. Individuals who do not meet the definition of “spouse” are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

32

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to tax are different and You should consult with Your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — Beginning in 2011, if a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be taxed as discussed in the previous paragraph.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or if the beneficiary is the surviving spouse the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

33

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Unearned Investment Income Tax — The Health Care and Education Reconciliation Act of 2010 (HCERA), enacted March 30, 2010, added a tax on unearned investment income of certain individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Premium payments made to Qualified Contracts are generally not taxed at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all taxed in the year they were made. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Section 403(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they are made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, beginning in 2013, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) if the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home); the terms of the loan require substantially level payments over the term of the loan; the loan amount does not exceed $50,000 or 50% of the value of the Contract if less; and the terms of the loan are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

34

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting). After-tax contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts, with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

35

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expense.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $17,500 for 2013 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the

36

Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2013 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2013, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2013, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $59,000 and $69,000 for single filers and between $95,000 and $115,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $178,000 and $188,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2013 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2013, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $112,000 and $127,000 for single taxpayers and those taxpayers filing Head of Household, between $178,000 and $188,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $17,500 for 2013. The additional catch-up amount, up to $5,500 for 2013, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,000 for 2013 and is indexed for inflation in future years. As with traditional IRAs, additional

37

contributions are allowed for individuals age 50 and older, $2,500 for 2013. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $17,500 for 2013 or 100% of includable compensation. Additional catch-up amounts, up to $5,500 for 2013 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

38

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

39

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2013 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

40

Appendix A: Condensed Financial Information

The following schedules include Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Income Fund and Balanced Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II) and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to Maximum Solutions II on October 1, 2011. The Delaware VIP US Growth Series-Service Class and American Century VP Mid Cap Value Portfolio Class 1 were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013 and therefore no information is shown for this fund in the following schedules. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio(4)	12/31/2012	$23.99	$27.66	1,087,812
	12/31/2011	25.23	23.99	1,126,480
	12/31/2010	23.25	25.23	1,147,929
	12/31/2009	17.15	23.25	1,133,399
	12/31/2008	28.85	17.15	1,094,183
	12/31/2007	25.71	28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468
	12/31/2004	21.58	23.10	778,032
	12/31/2003	17.71	21.58	647,349

41

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Small/Mid Cap Value Portfolio(4)	12/31/2012	$19.51		$22.83	103,282
	12/31/2011	21.61		19.51	110,203
	12/31/2010	17.28		21.61	107,888
	12/31/2009	12.25		17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio(5)	12/31/2012	$15.53		$17.60	127,567
	12/31/2011	15.09		15.53	114,096
	12/31/2010	11.18		15.09	95,184
	12/31/2009	8.00		11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

American Century VP Mid Cap Value Portfolio	12/31/2012	$13.94	*	$14.71	7,290

Ariel Fund®(2)(4)	12/31/2012	$51.64		$61.38	532,054
	12/31/2011	58.97		51.64	563,345
	12/31/2010	47.37		58.97	588,373
	12/31/2009	29.32		47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642

Ariel Appreciation Fund®(2)(3)	12/31/2012	$53.12		$62.63	712,679
	12/31/2011	58.04		53.12	776,971
	12/31/2010	49.10		58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684

Calvert VP S&P Mid Cap 400 Index	12/31/2012	$66.15		$76.45	13,690
	12/31/2011	68.65		66.15	7,629
	12/31/2010	63.50	*	68.65	1,871

42

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Davis Value Portfolio	12/31/2012	$11.79		$13.17	1,027,471
	12/31/2011	12.46		11.79	1,062,226
	12/31/2010	11.18		12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070

Delaware VIP REIT Series	12/31/2012	$10.96		$12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Smid Cap Growth Service Class	12/31/2012	$24.20		$26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP US Growth Series — Service Class	12/31/2012	$9.95	*	$9.95	19,525

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(1)	12/31/2012	$20.04		$23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2012	$15.70		$17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2010	12.71		15.80	39,366
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Emerging Markets Portfolio	12/31/2012	$7.76		$8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,257

Fidelity VIP Growth Portfolio	12/31/2012	$35.36		$39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345

Fidelity VIP Growth & Income Portfolio	12/31/2012	$15.21		$17.77	1,222,420
	12/31/2011	15.19		15.21	1,245,750
	12/31/2010	13.42		15.19	1,283,978
	12/31/2009	10.69		13.42	1,267,754
	12/31/2008	18.62		10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327

Fidelity VIP High Income Portfolio	12/31/2012	$13.24		$14.90	750,930
	12/31/2011	12.92		13.24	701,410
	12/31/2010	11.50		12.92	638,833
	12/31/2009	8.11		11.50	588,524
	12/31/2008	10.96		8.11	571,931
	12/31/2007	10.82		10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838

Fidelity VIP Index 500 Portfolio	12/31/2012	$147.21		$168.15	401,405
	12/31/2011	146.39		147.21	411,762
	12/31/2010	129.13		146.39	418,636
	12/31/2009	103.43		129.13	410,010
	12/31/2008	166.55		103.43	392,649
	12/31/2007	160.32		166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115

44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2012	$20.21		$21.08	1,240,859
	12/31/2011	19.11		20.21	1,202,724
	12/31/2010	17.99		19.11	1,205,363
	12/31/2009	15.76		17.99	1,169,193
	12/31/2008	16.52		15.76	1,184,659
	12/31/2007	16.07		16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200

Fidelity VIP Mid Cap Portfolio	12/31/2012	$39.22		$44.38	1,157,543
	12/31/2011	44.53		39.22	1,196,682
	12/31/2010	35.05		44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087

Fidelity VIP Overseas Portfolio	12/31/2012	$19.11		$22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324

Goldman Sachs VIT Mid Cap Value	12/31/2012	$12.99		$15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	12/31/2012	$15.12		$16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Conservative ETF Asset Allocation	12/31/2012	$11.38		$11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Income & Growth ETF Asset Allocation	12/31/2012	$10.72		$11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

Ibbotson Balanced ETF Asset Allocation	12/31/2012	$10.05		$11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

Ibbotson Growth ETF Asset Allocation	12/31/2012	$9.27		$10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

Ibbotson Aggressive Growth ETF Asset Allocation	12/31/2012	$8.77		$9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

J.P. Morgan Insurance Trust U.S. Equity Portfolio(1)	12/31/2012	$15.03		$17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650

Lazard Retirement US Small-Mid Cap Equity Portfolio	12/31/2012	$10.69		$11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92	*	11.90	17,465

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	12/31/2012	$16.51		$18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

46

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Neuberger Berman Genesis Fund(2)	12/31/2012	$40.95		$44.31	925,578
	12/31/2011	39.73		40.95	947,638
	12/31/2010	33.22		39.73	971,187
	12/31/2009	26.69		33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551

Putnam VT Multi-Cap Growth Fund(4)	12/31/2012	$19.03		$21.95	267,847
	12/31/2011	20.29		19.03	286,705
	12/31/2010	11.81		20.29	304,049
	12/31/2009	8.61		11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260

Rainier Small/Mid Cap Equity Fund(2)	12/31/2012	$42.51		$47.84	451,841
	12/31/2011	44.14		42.51	469,702
	12/31/2010	35.78		44.14	487,323
	12/31/2009	27.88		35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482

Royce Capital Fund Small-Cap Portfolio	12/31/2012	$12.19		$13.55	828,313
	12/31/2011	12.76		12.19	807,051
	12/31/2010	10.71		12.76	781,254
	12/31/2009	8.01		10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2012	$22.38		$25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Prime Reserve Portfolio	12/31/2012	$1.04		$1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Templeton Global Bond Securities Fund	12/31/2012	$19.53		$22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377

Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid Cap)SM	12/31/2012	$19.71		$22.92	674,385
	12/31/2011	19.86		19.71	699,217
	12/31/2010	14.83		19.86	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282

Wilshire 5000 Index Fund Institutional(2)	12/31/2012	$11.12		$12.70	1,151,151
	12/31/2011	11.21		11.12	1,312,114
	12/31/2010	9.72		11.21	1,459,277
	12/31/2009	7.74		9.72	1,585,016
	12/31/2008	12.42		7.74	1,637,636
	12/31/2007	11.98		12.42	1,698,242
	12/31/2006	10.58		11.98	1,771,782
	12/31/2005	10.12		10.58	1,780,697
	12/31/2004	9.18		10.12	1,893,301
	12/31/2003	7.15		9.18	1,839,959

Wilshire 5000 Index Fund Investment(2)	12/31/2012	$10.75		$12.25	1,500,640
	12/31/2011	10.86		10.75	1,470,355
	12/31/2010	9.44		10.86	1,461,935
	12/31/2009	7.52		9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140

48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Institutional(2)	12/31/2012	$35.59	$40.09	388,568
	12/31/2011	36.41	35.59	445,822
	12/31/2010	30.83	36.41	502,332
	12/31/2009	23.26	30.83	546,446
	12/31/2008	40.38	23.26	578,871
	12/31/2007	35.00	40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289
	12/31/2004	29.59	31.29	676,482
	12/31/2003	23.61	29.59	648,362

Wilshire Large Co. Growth Portfolio Investment(2)	12/31/2012	$34.02	$38.22	499,286
	12/31/2011	34.93	34.02	513,023
	12/31/2010	29.69	34.93	520,019
	12/31/2009	22.48	29.69	510,776
	12/31/2008	39.13	22.48	490,423
	12/31/2007	34.06	39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477
	12/31/2004	29.11	30.67	284,345
	12/31/2003	23.31	29.11	204,673

Wilshire Large Co. Value Portfolio Investment(2)	12/31/2012	$23.11	$26.46	1,070,533
	12/31/2011	24.20	23.11	1,116,468
	12/31/2010	21.60	24.20	1,140,155
	12/31/2009	17.01	21.60	1,140,880
	12/31/2008	29.44	17.01	1,078,702
	12/31/2007	30.42	29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983
	12/31/2004	21.60	24.09	686,425
	12/31/2003	17.02	21.60	576,488

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2012	$23.10	$25.92	114,281
	12/31/2011	23.46	23.10	120,715
	12/31/2010	18.81	23.46	129,629
	12/31/2009	14.59	18.81	135,301
	12/31/2008	24.30	14.59	135,420
	12/31/2007	22.69	24.30	134,021
	12/31/2006	20.67	22.69	140,208
	12/31/2005	20.20	20.67	143,219
	12/31/2004	17.47	20.20	112,451
	12/31/2003	12.91	17.47	84,432

49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Small Co. Value Portfolio Investment(2)	12/31/2012	$24.87		$28.79	146,334
	12/31/2011	27.23		24.87	157,665
	12/31/2010	22.29		27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100

Wilshire VIT 2015 ETF Fund	12/31/2012	$10.65		$11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund	12/31/2012	$10.04		$11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2012	$9.27		$10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Balanced Fund	12/31/2012	$20.88		$23.12	6,051,844
	12/31/2011	21.27		20.88	6,829,381
	12/31/2010	19.41		21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082

50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Equity Fund	12/31/2012	$19.99	$22.64	6,365,091
	12/31/2011	20.83	19.99	7,088,931
	12/31/2010	18.89	20.83	7,820,728
	12/31/2009	15.47	18.89	8,504,111
	12/31/2008	26.17	15.47	9,083,835
	12/31/2007	25.93	26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218

Wilshire VIT Income Fund	12/31/2012	$21.21	$22.50	1,114,189
	12/31/2011	20.10	21.21	1,151,059
	12/31/2010	18.64	20.10	1,209,739
	12/31/2009	16.66	18.64	1,223,429
	12/31/2008	18.00	16.66	1,334,895
	12/31/2007	17.49	18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161

Wilshire VIT International Equity Fund	12/31/2012	$11.11	$12.99	2,327,995
	12/31/2011	13.04	11.11	2,500,901
	12/31/2010	11.99	13.04	2,667,401
	12/31/2009	9.26	11.99	2,795,487
	12/31/2008	16.66	9.26	2,802,578
	12/31/2007	15.51	16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220

Wilshire VIT Small Cap Fund	12/31/2012	$12.41	$13.09	2,388,767
	12/31/2011	12.63	12.41	2,606,588
	12/31/2010	10.13	12.63	2,862,845
	12/31/2009	7.97	10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821

51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Socially Responsible Fund	12/31/2012	$15.02	$17.15	2,650,224
	12/31/2011	15.43	15.02	2,937,740
	12/31/2010	13.97	15.43	3,200,156
	12/31/2009	11.63	13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964

.95 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AllianceBernstein VPS Large Cap Growth Portfolio(4)	12/31/2012	$24.68		$28.53	55,978
	12/31/2011	25.88		24.68	65,656
	12/31/2010	23.78		25.88	71,906
	12/31/2009	17.49		23.78	72,087
	12/31/2008	29.33		17.49	73,572
	12/31/2007	26.06		29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264
	12/31/2004	21.69		23.28	40,081
	12/31/2003	17.75		21.69	29,049

AllianceBernstein VPS Small/Mid Cap Value Portfolio(4)	12/31/2012	$19.82		$23.27	10,674
	12/31/2011	21.89		19.82	13,134
	12/31/2010	17.45		21.89	13,721
	12/31/2009	12.34		17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AllianceBernstein VPS Small Cap Growth Portfolio(5)	12/31/2012	$15.80		$17.96	12,532
	12/31/2011	15.31		15.80	13,157
	12/31/2010	11.31		15.31	11,963
	12/31/2009	8.07		11.31	10,851
	12/31/2008	14.98		8.07	7,502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

American Century VP Mid Cap Value Portfolio	12/31/2012	$13.94	*	$14.75	1,687

52

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Fund®(2)(4)	12/31/2012	$53.26		$63.48	23,429
	12/31/2011	60.63		53.26	28,866
	12/31/2010	48.57		60.63	31,049
	12/31/2009	29.98		48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472
	12/31/2004	45.47		54.94	36,450
	12/31/2003	35.85		45.47	29,904

Ariel Appreciation Fund®(2)(3)	12/31/2012	$54.77		$64.76	28,247
	12/31/2011	59.66		54.77	35,122
	12/31/2010	50.33		59.66	44,020
	12/31/2009	31.16		50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006
	12/31/2004	43.27		48.48	52,986
	12/31/2003	33.35		43.27	44,994

Calvert VP S&P Mid Cap 400 Index	12/31/2012	$66.70		$77.32	2,305
	12/31/2011	69.03		66.70	671
	12/31/2010	63.50	*	69.03	427

Davis Value Portfolio	12/31/2012	$12.29		$13.77	105,237
	12/31/2011	12.94		12.29	100,746
	12/31/2010	11.58		12.94	96,840
	12/31/2009	8.91		11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528
	12/31/2004	10.57		11.77	42,859
	12/31/2003	8.23		10.57	31,038

Delaware VIP Smid Cap Growth Service Class	12/31/2012	$24.74		$27.14	19,925
	12/31/2011	23.14		24.74	25,219
	12/31/2010	17.17		23.14	20,366
	12/31/2009	11.94		17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905
	12/31/2004	14.31	*	15.72	51

Delaware VIP US Growth Series Service Class	12/31/2012	$9.95	*	$9.98	2,385

53

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP REIT Series	12/31/2012	$11.07		$12.79	76,040
	12/31/2011	10.10		11.07	67,816
	12/31/2010	8.05		10.10	38,167
	12/31/2009	6.59		8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(1)	12/31/2012	$20.49		$24.23	2,925
	12/31/2011	20.64		20.49	1,557
	12/31/2010	16.41		20.64	2,044
	12/31/2009	12.23		16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119
	12/31/2004	16.01	*	17.93	742

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2012	$15.83		$18.15	17,361
	12/31/2011	15.89		15.83	11,670
	12/31/2010	12.74		15.89	7,528
	12/31/2009	10.28		12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

Fidelity VIP Emerging Markets Portfolio	12/31/2012	$7.78		$8.80	59,658
	12/31/2011	9.98		7.78	37,954
	12/31/2010	8.81	*	9.98	13,465

Fidelity VIP Growth Portfolio	12/31/2012	$36.44		$41.31	85,935
	12/31/2011	36.79		36.44	85,831
	12/31/2010	29.98		36.79	89,187
	12/31/2009	23.63		29.98	83,497
	12/31/2008	45.25		23.63	79,110
	12/31/2007	36.07		45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033
	12/31/2004	32.00		32.69	48,757
	12/31/2003	24.37		32.00	35,305

Fidelity VIP Growth & Income Portfolio	12/31/2012	$15.72		$18.42	78,220
	12/31/2011	15.65		15.72	76,346
	12/31/2010	13.79		15.65	82,684
	12/31/2009	10.95		13.79	91,695
	12/31/2008	19.02		10.95	91,252
	12/31/2007	17.16		19.02	92,602
	12/31/2006	15.35		17.16	88,182
	12/31/2005	14.43		15.35	75,258
	12/31/2004	13.80		14.43	70,814
	12/31/2003	11.29		13.80	46,875

54

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP High Income Portfolio	12/31/2012	$13.74	$15.51	96,042
	12/31/2011	13.37	13.74	86,698
	12/31/2010	11.87	13.37	64,957
	12/31/2009	8.34	11.87	54,339
	12/31/2008	11.24	8.34	61,904
	12/31/2007	11.07	11.24	72,371
	12/31/2006	10.07	11.07	60,305
	12/31/2005	9.93	10.07	53,858
	12/31/2004	9.17	9.93	37,187
	12/31/2003	7.30	9.17	20,271

Fidelity VIP Index 500 Portfolio	12/31/2012	$147.50	$168.98	28,985
	12/31/2011	146.26	147.50	27,959
	12/31/2010	128.64	146.26	30,258
	12/31/2009	102.75	128.64	30,223
	12/31/2008	164.99	102.75	29,386
	12/31/2007	158.35	164.99	29,173
	12/31/2006	138.47	158.35	27,106
	12/31/2005	133.70	138.47	20,081
	12/31/2004	122.32	133.70	14,943
	12/31/2003	96.39	122.32	9,918

Fidelity VIP Investment Grade Bond Portfolio	12/31/2012	$20.83	$21.79	160,590
	12/31/2011	19.64	20.83	137,995
	12/31/2010	18.43	19.64	149,626
	12/31/2009	16.10	18.43	155,091
	12/31/2008	16.83	16.10	158,718
	12/31/2007	16.32	16.83	179,688
	12/31/2006	15.82	16.32	166,443
	12/31/2005	15.67	15.82	150,226
	12/31/2004	15.19	15.67	117,712
	12/31/2003	14.61	15.19	156,734

Fidelity VIP Mid Cap Portfolio	12/31/2012	$40.51	$45.98	80,461
	12/31/2011	45.87	40.51	82,090
	12/31/2010	36.00	45.87	84,026
	12/31/2009	25.98	36.00	81,579
	12/31/2008	43.41	25.98	80,647
	12/31/2007	37.99	43.41	84,821
	12/31/2006	34.12	37.99	80,760
	12/31/2005	29.19	34.12	65,985
	12/31/2004	23.64	29.19	44,701
	12/31/2003	17.26	23.64	32,778

55

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio	12/31/2012	$19.76		$23.57	153,710
	12/31/2011	24.13		19.76	158,239
	12/31/2010	21.58		24.13	153,363
	12/31/2009	17.25		21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211
	12/31/2004	17.38		19.50	38,468
	12/31/2003	12.26		17.38	22,585

Goldman Sachs VIT Mid Cap Value	12/31/2012	$13.07		$15.30	2,494
	12/31/2011	14.12		13.07	1,400
	12/31/2010	13.05	*	14.12	695

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	12/31/2012	$15.47		$17.29	8,979
	12/31/2011	15.50		15.47	7,817
	12/31/2010	12.02		15.50	9,071
	12/31/2009	9.50		12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497
	12/31/2004	13.12	*	15.03	593

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	12/31/2012	$11.40		$11.88	18,826
	12/31/2011	11.07	*	11.40	9,469

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.72		$11.45	15,623
	12/31/2011	10.19	*	10.72	21

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	12/31/2012	$10.07		$11.10	78,038
	12/31/2011	9.31	*	10.07	16

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$9.27		$10.37	124,751
	12/31/2011	8.43	*	9.27	17,207

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	12/31/2012	$8.77		$9.92	31,256
	12/31/2011	7.89	*	8.77	66

56

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
J.P. Morgan Insurance Trust U.S. Equity Portfolio(1)	12/31/2012	$15.15		$17.66	34,925
	12/31/2011	15.58		15.15	42,724
	12/31/2010	13.84		15.58	55,017
	12/31/2009	10.23		13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192
	12/31/2004	12.35		13.39	71,779
	12/31/2003	9.72		12.35	55,608

Lazard Retirement US Small-Mid Cap Equity	12/31/2012	$10.74		$11.73	7,208
	12/31/2011	11.92		10.74	5,318
	12/31/2010	10.92	*	11.92	2,710

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	12/31/2012	$16.88		$19.09	7,213
	12/31/2011	18.94		16.88	7,333
	12/31/2010	15.55		18.94	10,107
	12/31/2009	10.78		15.55	10,385
	12/31/2008	17.61		10.78	12,777
	12/31/2007	14.66		17.61	16,015
	12/31/2006	13.72		14.66	16,002
	12/31/2005	13.23		13.72	9,405
	12/31/2004	12.08	*	13.23	578

Neuberger Berman Genesis Fund(2)	12/31/2012	$42.01		$45.59	68,922
	12/31/2011	40.64		42.01	70,449
	12/31/2010	33.88		40.64	76,089
	12/31/2009	27.15		33.88	83,820
	12/31/2008	40.89		27.15	85,290
	12/31/2007	33.97		40.89	80,592
	12/31/2006	32.06		33.97	76,885
	12/31/2005	27.90		32.06	58,628
	12/31/2004	23.79		27.90	48,790
	12/31/2003	18.28		23.79	40,775

Putnam VT Multi-Cap Growth Fund(4)	12/31/2012	$19.10		$22.09	9,295
	12/31/2011	20.31		19.10	11,401
	12/31/2010	12.14		20.31	17,444
	12/31/2009	8.83		12.14	25,259
	12/31/2008	16.36		8.83	29,288
	12/31/2007	15.91		16.36	30,307
	12/31/2006	15.23		15.91	30,904
	12/31/2005	13.71		15.23	31,830
	12/31/2004	11.67		13.71	30,018
	12/31/2003	8.84		11.67	26,032

57

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Rainier Small/Mid Cap Equity Fund(2)	12/31/2012	$43.91		$49.56	37,730
	12/31/2011	45.46		43.91	36,127
	12/31/2010	36.75		45.46	41,618
	12/31/2009	28.55		36.75	44,296
	12/31/2008	56.27		28.55	46,500
	12/31/2007	46.76		56.27	45,227
	12/31/2006	41.16		46.76	39,405
	12/31/2005	35.36		41.16	29,713
	12/31/2004	30.41		35.36	23,948
	12/31/2003	20.99		30.41	16,316

Royce Capital Fund Small-Cap Portfolio	12/31/2012	$12.46		$13.89	71,065
	12/31/2011	13.00		12.46	76,252
	12/31/2010	10.89		13.00	89,635
	12/31/2009	8.12		10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787
	12/31/2004	8.17	*	9.43	8,074

T. Rowe Price Equity Income Portfolio VIP II	12/31/2012	$22.73		$26.33	71,130
	12/31/2011	23.18		22.73	61,512
	12/31/2010	20.39		23.18	54,366
	12/31/2009	16.42		20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2012	$1.06		$1.05	608,424
	12/31/2011	1.07		1.06	720,996
	12/31/2010	1.08		1.07	672,661
	12/31/2009	1.08		1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

Templeton Global Bond Securities Fund	12/31/2012	$19.66		$22.39	12,275
	12/31/2011	20.03		19.66	3,875
	12/31/2010	19.18	*	20.03	3,293

58

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid CapSM)	12/31/2012	$20.10		$23.44	45,880
	12/31/2011	20.20		20.10	39,736
	12/31/2010	15.04		20.20	36,921
	12/31/2009	22.52		15.04	39,697
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096
	12/31/2004	14.49		17.10	20,742
	12/31/2003	10.90		14.49	16,205

Wilshire 5000 Index Fund Institutional(2)	12/31/2012	$11.50		$13.17	5,242
	12/31/2011	11.56		11.50	5,403
	12/31/2010	9.99		11.56	5,472
	12/31/2009	7.93		9.99	7,566
	12/31/2008	12.69		7.93	6,705
	12/31/2007	12.21		12.69	7,219
	12/31/2006	10.75		12.21	14,110
	12/31/2005	10.25		10.75	19,470
	12/31/2004	9.28		10.25	27,641
	12/31/2003	7.20		9.28	30,497

Wilshire 5000 Index Fund Investment(2)	12/31/2012	$11.18		$12.77	120,235
	12/31/2011	11.26		11.18	122,200
	12/31/2010	9.75		11.26	130,621
	12/31/2009	7.75		9.75	149,731
	12/31/2008	12.43		7.75	145,687
	12/31/2007	11.98		12.43	179,822
	12/31/2006	10.57		11.98	171,006
	12/31/2005	10.10		10.57	137,378
	12/31/2004	9.17		10.10	100,788
	12/31/2003	7.14		9.17	68,856

Wilshire Large Co. Growth Portfolio Institutional(2)	12/31/2012	$36.80		$41.58	1,366
	12/31/2011	37.54		36.80	1,365
	12/31/2010	31.70		37.54	1,357
	12/31/2009	23.85		31.70	1,814
	12/31/2008	41.28		23.85	1,787
	12/31/2007	35.67		41.28	1,813
	12/31/2006	34.18		35.67	2,319
	12/31/2005	31.70		34.18	2,352
	12/31/2004	29.89		31.70	2,949
	12/31/2003	23.78		29.89	3,549

59

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Investment(2)	12/31/2012	$35.12	$39.57	42,171
	12/31/2011	35.95	35.12	44,772
	12/31/2010	30.47	35.95	47,741
	12/31/2009	23.01	30.47	52,641
	12/31/2008	39.94	23.01	57,161
	12/31/2007	34.66	39.94	58,391
	12/31/2006	33.33	34.66	55,721
	12/31/2005	31.03	33.33	47,350
	12/31/2004	29.35	31.03	39,972
	12/31/2003	23.43	29.35	23,340

Wilshire Large Co. Value Portfolio Investment(2)	12/31/2012	$23.86	$27.41	70,204
	12/31/2011	24.92	23.86	76,501
	12/31/2010	22.18	24.92	87,824
	12/31/2009	17.42	22.18	87,447
	12/31/2008	30.07	17.42	97,532
	12/31/2007	30.97	30.07	95,413
	12/31/2006	26.38	30.97	83,914
	12/31/2005	24.38	26.38	64,549
	12/31/2004	21.80	24.38	42,668
	12/31/2003	17.12	21.80	35,162

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2012	$24.55	$27.62	7,321
	12/31/2011	24.85	24.55	8,003
	12/31/2010	19.87	24.85	9,756
	12/31/2009	15.37	19.87	10,743
	12/31/2008	25.50	15.37	12,276
	12/31/2007	23.76	25.50	14,747
	12/31/2006	21.58	23.76	16,381
	12/31/2005	21.02	21.58	15,551
	12/31/2004	18.13	21.02	8,713
	12/31/2003	13.36	18.13	7,681

Wilshire Small Co. Value Portfolio Investment(2)	12/31/2012	$25.52	$29.64	8,750
	12/31/2011	27.86	25.52	8,627
	12/31/2010	22.74	27.86	10,743
	12/31/2009	18.68	22.74	10,456
	12/31/2008	28.06	18.68	11,459
	12/31/2007	29.43	28.06	9,755
	12/31/2006	24.83	29.43	9,985
	12/31/2005	23.52	24.83	10,605
	12/31/2004	19.55	23.52	9,258
	12/31/2003	14.47	19.55	7,966

60

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2015 ETF Fund	12/31/2012	$10.81		$12.05	238,818
	12/31/2011	10.75		10.81	224,713
	12/31/2010	9.72		10.75	292,184
	12/31/2009	8.15		9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund	12/31/2012	$10.20		$11.40	338,373
	12/31/2011	10.27		10.20	287,424
	12/31/2010	9.26		10.27	228,119
	12/31/2009	7.76		9.26	146.466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund	12/31/2012	$9.42		$10.64	182,953
	12/31/2011	9.66		9.42	153,123
	12/31/2010	8.66		9.66	102,298
	12/31/2009	7.22		8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

Wilshire VIT Balanced Fund	12/31/2012	$21.59		$23.98	69,423
	12/31/2011	21.93		21.59	82,747
	12/31/2010	19.95		21.93	77,853
	12/31/2009	17.05		19.95	83,962
	12/31/2008	23.47		17.05	93,333
	12/31/2007	22.99		23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774
	12/31/2004	18.78		20.13	73,428
	12/31/2003	15.86		18.78	58,242

Wilshire VIT Equity Fund	12/31/2012	$20.67		$23.49	33,916
	12/31/2011	21.48		20.67	41,273
	12/31/2010	19.43		21.48	49,100
	12/31/2009	15.86		19.43	60,245
	12/31/2008	26.76		15.86	65,924
	12/31/2007	26.43		26.76	75,122
	12/31/2006	22.81		26.43	64,705
	12/31/2005	21.76		22.81	49,380
	12/31/2004	19.94		21.76	55,483
	12/31/2003	15.78		19.94	39,475

61

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Income Fund	12/31/2012	$21.93	$23.24	96,373
	12/31/2011	20.72	21.93	88,769
	12/31/2010	19.16	20.72	87,216
	12/31/2009	17.08	19.16	91,688
	12/31/2008	18.41	17.08	127,641
	12/31/2007	17.83	18.41	123,454
	12/31/2006	17.31	17.83	131,946
	12/31/2005	17.14	17.31	112,891
	12/31/2004	16.48	17.14	89,316
	12/31/2003	15.50	16.48	74,253

Wilshire VIT International Equity Fund	12/31/2012	$11.50	$13.48	67,517
	12/31/2011	13.45	11.50	67,686
	12/31/2010	12.34	13.45	78,842
	12/31/2009	9.50	12.34	81,108
	12/31/2008	17.03	9.50	86,876
	12/31/2007	15.81	17.03	76,793
	12/31/2006	12.90	15.81	68,365
	12/31/2005	11.82	12.90	61,563
	12/31/2004	10.79	11.82	61,609
	12/31/2003	8.22	10.79	51,642

Wilshire VIT Small Cap Fund	12/31/2012	$12.83	$13.58	28,229
	12/31/2011	13.03	12.83	24,810
	12/31/2010	10.41	13.03	29,824
	12/31/2009	8.17	10.41	35,974
	12/31/2008	15.39	8.17	37,987
	12/31/2007	13.64	15.39	34,765
	12/31/2006	12.37	13.64	40,374
	12/31/2005	12.04	12.37	46,375
	12/31/2004	11.64	12.04	51,453
	12/31/2003	7.38	11.64	44,578

Wilshire VIT Socially Responsible Fund	12/31/2012	$15.53	$17.79	56,425
	12/31/2011	15.90	15.53	60,667
	12/31/2010	14.36	15.90	61,309
	12/31/2009	11.92	14.36	61,489
	12/31/2008	20.18	11.92	58,575
	12/31/2007	20.93	20.18	63,074
	12/31/2006	17.53	20.93	50,762
	12/31/2005	16.83	17.53	44,581
	12/31/2004	15.00	16.83	39,075
	12/31/2003	11.78	15.00	35,389

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

62

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

63

May 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Individual Flexible Premium And Single Premium Variable Deferred Annuity

Contracts

Horace Mann Life Insurance Company

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium Variable annuity Contracts dated May 1, 2013. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.

May 1, 2013

TOPIC	PAGE
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account as of December 31, 2012, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.

The KPMG LLP report dated April 25, 2013 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.

FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm

The Contract Owners

Horace Mann Life Insurance Company Separate Account and

The Board of Directors and Stockholder

Horace Mann Life Insurance Company:

We have audited the accompanying statement of net assets for each of the sub-accounts, listed in note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account), as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying sub-accounts. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for Horace Mann Life Insurance Company Separate Account as of December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois

April 25, 2013

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$31,797,365	$2,642,441	$2,523,608	$132,419	$34,235,355	$46,594,047	$1,234,400	$15,289,827
TOTAL ASSETS	$31,797,365	$2,642,441	$2,523,608	$132,419	$34,235,355	$46,594,047	$1,234,400	$15,289,827
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	31,797,365	2,642,441	2,523,608	132,419	34,235,355	46,594,047	1,234,400	15,289,827

RETIRED CONTRACT OWNERS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$31,797,365	$2,642,441	$2,523,608	$132,419	$34,235,355	$46,594,047	$1,234,400	$15,289,827
TOTAL UNITS	1,147,865	115,564	143,150	8,998	557,070	743,124	16,121	1,155,918

INVESTMENTS
COST OF INVESTMENTS	$24,323,606	$2,111,942	$2,319,404	$126,890	$30,088,972	$43,727,063	$1,176,394	$16,068,823
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$7,473,759	$530,499	$204,204	$5,529	$4,146,383	$2,866,984	$58,006	$(778,996)
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	1,046,654	150,309	137,451	9,082	666,528	1,135,887	16,234	1,398,886
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	5	–	–	–	6	2	–	17

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	55,978	10,674	12,532	1,687	23,429	28,247	2,305	105,237

M&E RATE .0125	1,087,812	103,282	127,567	7,290	532,054	712,679	13,690	1,027,471

M&E RATE .0145	2,046	618	2,527	7	221	196	12	7,398

M&E RATE .0155	1,040	680	270	7	363	501	55	6,857

M&E RATE .0165	984	310	254	7	997	1,499	59	8,938

RETIRED PAYOUT	–	–	–	–	–	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$32.97	$–	$–	$–	$74.28	$75.60	$–	$15.91

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$28.53	$23.27	$17.96	$14.75	$63.48	$64.76	$77.32	$13.77

M&E RATE .0125	$27.66	$22.83	$17.60	$14.71	$61.38	$62.63	$76.45	$13.17

M&E RATE .0145	$27.73	$22.53	$17.35	$14.77	$56.01	$59.37	$77.50	$13.37

M&E RATE .0155	$27.53	$22.38	$17.24	$14.77	$55.66	$58.98	$76.53	$13.28

M&E RATE .0165	$27.38	$22.21	$17.14	$14.77	$55.28	$58.53	$75.56	$13.19

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

1

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$6,623,274	$4,989,948	$220,188	$995,039	$1,443,443	$3,654,889	$57,050,843	$23,398,080
TOTAL ASSETS	$6,623,274	$4,989,948	$220,188	$995,039	$1,443,443	$3,654,889	$57,050,843	$23,398,080
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	6,623,274	4,989,948	220,188	995,039	1,443,443	3,654,889	57,050,843	23,398,080

RETIRED CONTRACT OWNERS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$6,623,274	$4,989,948	$220,188	$995,039	$1,443,443	$3,654,889	$57,050,843	$23,398,080
TOTAL UNITS	523,860	188,002	22,120	42,034	80,259	417,625	1,425,315	1,314,512

INVESTMENTS
COST OF INVESTMENTS	$5,340,385	$4,442,799	$218,597	$777,622	$1,332,024	$3,678,346	$43,428,479	$20,979,639
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$1,282,889	$547,149	$1,591	$217,417	$111,419	$(23,457)	$13,622,364	$2,418,441
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	550,106	210,813	21,953	63,581	106,449	416,749	1,370,097	1,630,527
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	–	–	4	2,809

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	76,040	19,925	2,385	2,925	17,361	59,658	85,935	78,220

M&E RATE .0125	436,198	164,810	19,525	39,109	60,619	339,560	1,327,272	1,222,420

M&E RATE .0145	5,925	1,286	184	–	739	1,150	3,619	5,681

M&E RATE .0155	2,154	365	13	–	707	5,431	2,693	1,760

M&E RATE .0165	3,543	1,616	13	–	833	11,826	5,792	3,622

RETIRED PAYOUT	–	–	–	–	–	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$–	$–	$48.71	$20.66

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$12.79	$27.14	$9.98	$24.23	$18.15	$8.80	$41.31	$18.42

M&E RATE .0125	$12.62	$26.47	$9.95	$23.63	$17.95	$8.75	$39.96	$17.77

M&E RATE .0145	$12.51	$26.67	$9.96	$–	$17.67	$8.68	$39.01	$16.35

M&E RATE .0155	$12.44	$26.58	$9.96	$–	$17.63	$8.66	$38.70	$16.23

M&E RATE .0165	$12.39	$26.35	$9.96	$–	$17.56	$8.64	$38.48	$16.14

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

2

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$13,050,487	$72,807,905	$30,179,644	$55,479,818	$44,097,362	$285,084	$2,319,216	$1,224,409
TOTAL ASSETS	$13,050,487	$72,807,905	$30,179,644	$55,479,818	$44,097,362	$285,084	$2,319,216	$1,224,409
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	13,050,487	72,807,905	30,179,644	55,479,818	43,978,573	285,084	2,319,216	1,224,409

RETIRED CONTRACT OWNERS	$–	$–	$–	$–	$118,789	$–	$–	$–
TOTAL NET ASSETS	$13,050,487	$72,807,905	$30,179,644	$55,479,818	$44,097,362	$285,084	$2,319,216	$1,224,409
TOTAL UNITS	887,739	432,852	1,433,820	1,248,087	1,939,653	18,778	137,468	123,719

INVESTMENTS
COST OF INVESTMENTS	$12,453,746	$65,724,406	$29,359,388	$53,925,608	$48,257,656	$262,849	$1,919,142	$1,168,341
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$596,741	$7,083,499	$820,256	$1,554,210	$(4,160,294)	$22,235	$400,074	$56,068
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	2,305,739	506,842	2,359,629	1,850,562	2,764,725	18,572	182,472	124,685
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	270	383	17	181	168	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	96,042	28,985	160,590	80,641	153,710	2,494	8,979	31,256

M&E RATE .0125	750,930	401,405	1,240,859	1,157,543	1,757,816	15,940	127,544	87,011

M&E RATE .0145	12,013	835	11,362	4,808	9,483	81	256	3,999

M&E RATE .0155	8,731	368	5,831	1,712	5,546	253	389	19

M&E RATE .0165	19,753	876	15,161	3,202	5,483	10	300	1,434

RETIRED PAYOUT	–	–	–	–	7,447	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$17.46	$195.59	$24.54	$51.60	$27.57	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$15.51	$168.98	$21.79	$45.98	$23.57	$15.30	$17.29	$9.92

M&E RATE .0125	$14.90	$168.15	$21.08	$44.38	$22.72	$15.17	$16.86	$9.89

M&E RATE .0145	$9.08	$164.25	$16.11	$39.82	$20.08	$15.12	$14.78	$9.85

M&E RATE .0155	$9.01	$164.26	$16.00	$39.54	$19.96	$14.85	$14.68	$9.82

M&E RATE .0165	$8.95	$161.69	$15.90	$39.34	$19.80	$14.73	$14.60	$9.83

RETIRED PAYOUT	$–	$–	$–	$–	$15.95	$–	$–	$–

See accompanying notes to the financial statements.

3

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL– MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$4,446,148	$874,821	$3,549,687	$1,490,228	$18,947,445	$474,799	$1,690,108	$44,413,680
TOTAL ASSETS	$4,446,148	$874,821	$3,549,687	$1,490,228	$18,947,445	$474,799	$1,690,108	$44,413,680
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	4,446,148	874,821	3,549,687	1,490,228	18,947,445	474,799	1,690,108	44,413,680

RETIRED CONTRACT OWNERS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$4,446,148	$874,821	$3,549,687	$1,490,228	$18,947,445	$474,799	$1,690,108	$44,413,680
TOTAL UNITS	403,490	73,878	343,135	130,406	1,084,208	40,742	90,636	1,001,067

INVESTMENTS
COST OF INVESTMENTS	$4,521,070	$887,617	$3,653,992	$1,511,613	$11,905,840	$610,553	$1,783,020	$41,724,889
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$(74,922)	$(12,796)	$(104,305)	$(21,385)	$7,041,605	$(135,754)	$(92,912)	$2,688,791
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	433,348	78,109	379,240	137,856	1,074,118	65,130	128,136	1,612,111
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	13	–	–	181

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	78,038	18,826	124,751	15,623	34,925	7,208	7,213	68,922

M&E RATE .0125	316,666	53,696	190,210	114,227	1,049,270	33,109	83,423	925,578

M&E RATE .0145	449	875	18	15	–	13	–	3,764

M&E RATE .0155	206	14	305	463	–	314	–	1,722

M&E RATE .0165	8,131	467	27,851	78	–	98	–	900

RETIRED PAYOUT	–	–	–	–	–	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$18.27	$–	$–	$52.11

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$11.10	$11.88	$10.37	$11.45	$17.66	$11.73	$19.09	$45.59

M&E RATE .0125	$11.00	$11.83	$10.34	$11.43	$17.47	$11.64	$18.61	$44.31

M&E RATE .0145	$10.95	$11.77	$10.27	$11.33	$–	$11.37	$–	$39.16

M&E RATE .0155	$10.94	$11.72	$10.28	$11.36	$–	$11.50	$–	$38.96

M&E RATE .0165	$10.94	$11.76	$10.28	$11.34	$–	$11.49	$–	$38.65

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

4

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$6,102,822	$23,622,586	$12,367,833	$2,384,231	$12,336,517	$14,308,262	$15,377,906	$8,018,927
TOTAL ASSETS	$6,102,822	$23,622,586	$12,367,833	$2,384,231	$12,336,517	$14,308,262	$15,377,906	$8,018,927
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	6,102,822	23,622,586	12,367,833	2,384,231	12,336,517	14,308,262	15,377,906	8,018,927

RETIRED CONTRACT OWNERS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$6,102,822	$23,622,586	$12,367,833	$2,384,231	$12,336,517	$14,308,262	$15,377,906	$8,018,927
TOTAL UNITS	278,025	493,169	911,813	107,488	476,110	256,957	251,574	7,766,986

INVESTMENTS
COST OF INVESTMENTS	$4,992,392	$20,946,811	$10,209,347	$2,311,600	$10,034,256	$12,773,386	$13,085,539	$8,018,927
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$1,110,430	$2,675,775	$2,158,486	$72,631	$2,302,261	$1,534,876	$2,292,367	$–
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	271,841	651,298	1,121,290	120,294	555,199	423,697	395,117	8,018,926

TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	7	7	–	–	–	7	10	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	9,295	37,730	71,065	12,275	71,130	5,507	3,916	608,424

M&E RATE .0125	267,847	451,841	828,313	85,082	396,521	251,443	247,648	7,076,553

M&E RATE .0145	698	1,481	2,783	1,086	3,616	–	–	31,610

M&E RATE .0155	150	896	3,626	2,310	2,929	–	–	29,797

M&E RATE .0165	28	1,214	6,026	6,735	1,914	–	–	20,602

RETIRED PAYOUT	–	–	–	–	–	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$22.56	$56.46	$–	$–	$–	$65.71	$72.09	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$22.09	$49.56	$13.89	$22.39	$26.33	$57.52	$63.21	$1.05

M&E RATE .0125	$21.95	$47.84	$13.55	$22.18	$25.85	$55.64	$61.09	$1.03

M&E RATE .0145	$21.85	$38.66	$12.84	$22.04	$25.51	$–	$–	$1.02

M&E RATE .0155	$21.80	$38.44	$12.75	$21.94	$25.38	$–	$–	$1.01

M&E RATE .0165	$21.73	$38.17	$12.68	$21.93	$25.19	$–	$–	$1.00

RETIRED PAYOUT	$–	$–	$–	$–	$–		$–	$–

See accompanying notes to the financial statements.

5

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT
ASSETS
INVESTMENTS AT MARKET VALUE	$16,871,097	$7,565,870	$14,684,800	$20,016,647	$15,636,091	$20,937,317	$30,414,573	$3,164,958	$4,577,713
TOTAL ASSETS	$16,871,097	$7,565,870	$14,684,800	$20,016,647	$15,636,091	$20,937,317	$30,414,573	$3,164,958	$4,577,713
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	16,770,817	7,565,870	14,684,800	20,016,647	15,636,091	20,937,317	30,414,573	3,164,958	4,495,736

RETIRED CONTRACT OWNERS	$100,280	$–	$–	$–	$–	$–	$–	$–	$81,977
TOTAL NET ASSETS	$16,871,097	$7,565,870	$14,684,800	$20,016,647	$15,636,091	$20,937,317	$30,414,573	$3,164,958	$4,577,713
TOTAL UNITS	734,256	180,216	1,156,399	1,628,536	389,935	546,227	1,148,505	121,613	160,920

INVESTMENTS
COST OF INVESTMENTS	$11,080,620	$7,144,905	$12,133,949	$16,825,414	$13,884,570	$18,934,532	$33,110,326	$2,715,790	$4,076,074
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$5,790,477	$420,965	$2,550,851	$3,191,233	$1,751,521	$2,002,785	$(2,695,753)	$449,168	$501,639
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	670,552	377,350	1,183,298	1,610,349	435,061	603,381	1,917,690	175,247	263,087

TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	3,373	7	6	17	1	4	10	11	16

M&E RATE .0029	–	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–	–

M&E RATE .0095	45,880	1,521	5,242	120,235	1,366	42,171	70,204	7,321	8,750

M&E RATE .0125	674,385	178,688	1,151,151	1,500,640	388,568	499,286	1,070,533	114,281	146,334

M&E RATE .0145	4,340	–	–	826	–	1,796	3,733	–	506

M&E RATE .0155	1,377	–	–	2,714	–	1,795	2,438	–	232

M&E RATE .0165	915	–	–	4,104	–	1,175	1,587	–	371

RETIRED PAYOUT	3,986	–	–	–	–	–	–	–	4,711

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$25.17	$49.86	$15.16	$14.71	$46.32	$45.32	$31.87	$31.20	$34.03

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$23.44	$43.33	$13.17	$12.77	$41.58	$39.57	$27.41	$27.62	$29.64

M&E RATE .0125	$22.92	$41.97	$12.70	$12.25	$40.09	$38.22	$26.46	$25.92	$28.79

M&E RATE .0145	$22.89	$–	$–	$12.40	$–	$39.66	$21.33	$–	$20.27

M&E RATE .0155	$22.73	$–	$–	$12.33	$–	$39.45	$21.18	$–	$20.17

M&E RATE .0165	$22.61	$–	$–	$12.25	$–	$39.24	$21.04	$–	$19.99

RETIRED PAYOUT	$25.16	$–	$–	$–	$–	$–	$–	$–	$17.40

See accompanying notes to the financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2012

	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$25,471,889	$32,517,334	$33,086,972	$142,844,897	$151,703,285	$27,695,520	$31,284,728	$31,689,043	$46,600,519
TOTAL ASSETS	$25,471,889	$32,517,334	$33,086,972	$142,844,897	$151,703,285	$27,695,520	$31,284,728	$31,689,043	$46,600,519
NET ASSETS
NET ASSETS (INDEFINITE UNITS AUTHORIZED)
ACTIVE CONTRACT OWNERS	25,471,889	32,517,334	33,086,972	141,980,187	150,668,791	27,501,251	31,284,728	31,689,043	46,600,519

RETIRED CONTRACT OWNERS	$–	$–	$–	$864,710	$1,034,494	$194,269	$–	$–	$–
TOTAL NET ASSETS	$25,471,889	$32,517,334	$33,086,972	$142,844,897	$151,703,285	$27,695,520	$31,284,728	$31,689,043	$46,600,519
TOTAL UNITS	2,151,448	2,902,218	3,166,403	6,190,566	6,678,204	1,237,575	2,405,726	2,419,541	2,715,148

INVESTMENTS
COST OF INVESTMENTS	$20,930,290	$28,916,512	$28,810,988	$138,906,574	$166,143,766	$27,148,483	$30,297,442	$26,358,174	$49,346,568
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$4,541,599	$3,600,822	$4,275,984	$3,938,323	$(14,440,481)	$547,037	$987,286	$5,330,869	$(2,746,049)
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	2,236,338	3,044,694	3,259,800	8,563,882	7,619,447	2,277,588	2,504,770	2,116,823	3,758,090

TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	6,425	2,411	16	171	132	2,210

M&E RATE .0029	–	–	–	–	178,385	–	–	–	–

M&E RATE .0039	–	–	–	–	44,374	–	–	–	–

M&E RATE .0095	238,818	338,373	182,953	69,423	33,916	96,373	67,517	28,229	56,425

M&E RATE .0125	1,799,336	2,494,100	2,880,161	6,051,844	6,365,091	1,114,189	2,327,995	2,388,767	2,650,224

M&E RATE .0145	41,416	36,708	64,053	4,198	1,209	4,385	6,969	680	2,102

M&E RATE .0155	13,578	12,885	10,197	1,608	647	1,340	1,088	343	728

M&E RATE .0165	58,300	20,152	29,039	5,227	212	5,296	1,986	1,390	3,459

RETIRED PAYOUT	–	–	–	51,841	51,959	15,976	–	–	–

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$26.89	$26.35	$26.37	$15.11	$15.25	$19.95

M&E RATE .0029	$–	$–	$–	$–	$25.44	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$25.13	$–	$–	$–	$–

M&E RATE .0095	$12.05	$11.40	$10.64	$23.98	$23.49	$23.34	$13.48	$13.58	$17.79

M&E RATE .0125	$11.83	$11.18	$10.44	$23.12	$22.64	$22.50	$12.99	$13.09	$17.15

M&E RATE .0145	$11.65	$11.03	$10.30	$20.92	$22.35	$16.21	$13.27	$13.62	$16.08

M&E RATE .0155	$11.59	$10.97	$10.23	$20.80	$22.18	$16.01	$13.24	$13.54	$15.85

M&E RATE .0165	$11.51	$10.89	$10.18	$20.66	$22.04	$16.00	$13.11	$13.96	$15.75

RETIRED PAYOUT	$–	$–	$–	$16.68	$19.91	$12.16	$–	$–	$–

See accompanying notes to the financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	ALLIANCE- BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$9,725	$7,576	$–	$1,021	$321,941	$373,517	$7,212	$251,153

INVESTMENT INCOME	9,725	7,576	–	1,021	321,941	373,517	7,212	251,153

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	83,804	90,410	–	–	4,610,322	29,686	920,852
NET REALIZED GAIN (LOSS) ON INVESTMENTS	862,287	160,674	189,036	20,878	(28,878)	(235,906)	16,061	(127,806)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,897,970	185,897	22,935	5,529	5,774,031	3,345,400	79,519	775,057

NET GAIN (LOSS) ON INVESTMENTS	4,760,257	430,375	302,381	26,407	5,745,153	7,719,816	125,266	1,568,103

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(387,407)	(31,722)	(29,183)	(819)	(403,214)	(563,221)	(11,115)	(182,885)

TOTAL EXPENSES	(387,407)	(31,722)	(29,183)	(819)	(403,214)	(563,221)	(11,115)	(182,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,382,575	$406,229	$273,198	$26,609	$5,663,880	$7,530,112	$121,363	$1,636,371

See accompanying notes to the financial statements.

8

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$71,621	$412	$–	$1,912	$4,858	$29,828	$204,503	$466,406

INVESTMENT INCOME	71,621	412	–	1,912	4,858	29,828	204,503	466,406

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	279,542	–	–	37,690	4,086	–	11,215
NET REALIZED GAIN (LOSS) ON INVESTMENTS	297,752	304,438	472	(16,059)	35,422	(31,807)	1,472,166	120,156
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	451,779	(101,970)	1,590	177,356	89,728	366,567	5,779,822	3,087,739

NET GAIN (LOSS) ON INVESTMENTS	749,531	482,010	2,062	161,297	162,840	338,846	7,251,988	3,219,110

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(68,289)	(59,551)	(752)	(11,333)	(14,386)	(34,494)	(696,284)	(273,173)

TOTAL EXPENSES	(68,289)	(59,551)	(752)	(11,333)	(14,386)	(34,494)	(696,284)	(273,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$752,863	$422,871	$1,310	$151,876	$153,312	$334,180	$6,760,207	$3,412,343

See accompanying notes to the financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$745,688	$1,352,525	$642,356	$215,134	$729,456	$2,912	$27,189	$12,740

INVESTMENT INCOME	745,688	1,352,525	642,356	215,134	729,456	2,912	27,189	12,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	897,091	803,013	4,446,465	144,798	–	–	182
NET REALIZED GAIN (LOSS) ON INVESTMENTS	(73,926)	1,370,684	110,185	683,203	(325,485)	5,063	(37,470)	1,491
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	887,930	6,469,104	8,207	1,932,326	6,999,414	39,389	282,595	56,147

NET GAIN (LOSS) ON INVESTMENTS	814,004	8,736,879	921,405	7,061,994	6,818,727	44,452	245,125	57,820

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(145,189)	(859,491)	(348,990)	(659,733)	(495,205)	(3,646)	(27,800)	(6,430)

TOTAL EXPENSES	(145,189)	(859,491)	(348,990)	(659,733)	(495,205)	(3,646)	(27,800)	(6,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,414,503	$9,229,913	$1,214,771	$6,617,395	$7,052,978	$43,718	$244,514	$64,130

See accompanying notes to the financial statements.

10

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$60,141	$10,853	$38,515	$21,835	$281,258	$–	$–	$131,882

INVESTMENT INCOME	60,141	10,853	38,515	21,835	281,258	–	–	131,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	173,000	14,674	228,242	40,908	–	134,963	94,190	3,168,921
NET REALIZED GAIN (LOSS) ON INVESTMENTS	6,480	2,812	9,291	2,216	796,652	(31,325)	(4,887)	585,915
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(74,560)	(12,077)	(106,260)	(20,834)	1,952,115	(61,970)	135,004	70,893

NET GAIN (LOSS) ON INVESTMENTS	104,920	5,409	131,273	22,290	2,748,767	41,668	224,307	3,825,729

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(21,377)	(4,148)	(17,918)	(7,844)	(230,116)	(5,875)	(20,755)	(529,470)

TOTAL EXPENSES	(21,377)	(4,148)	(17,918)	(7,844)	(230,116)	(5,875)	(20,755)	(529,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,684	$12,114	$151,870	$36,281	$2,799,909	$35,793	$203,552	$3,428,141

See accompanying notes to the financial statements.

11

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$14,668	$–	$13,244	$115,160	$216,367	$19,642	$176,171	$–

INVESTMENT INCOME	14,668	–	13,244	115,160	216,367	19,642	176,171	–

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	–	304,835	2,962	–	1,041,038	317,874	–
NET REALIZED GAIN (LOSS) ON INVESTMENTS	147,846	459,367	40,122	(1,937)	16,232	460,830	484,222	–
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	771,690	2,544,121	1,020,690	143,789	1,450,907	797,783	1,429,603	–

NET GAIN (LOSS) ON INVESTMENTS	919,536	3,003,488	1,365,647	144,814	1,467,139	2,299,651	2,231,699	–

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(75,938)	(283,816)	(142,332)	(23,583)	(132,117)	(175,547)	(184,093)	(92,706)

TOTAL EXPENSES	(75,938)	(283,816)	(142,332)	(23,583)	(132,117)	(175,547)	(184,093)	(92,706)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$858,266	$2,719,672	$1,236,559	$236,391	$1,551,389	$2,143,746	$2,223,777	$(92,706)

See accompanying notes to the financial statements.

12

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITU- TIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$–	$7,185	$238,084	$278,392	$75,787	$43,028	$300,595	$–	$58,088

INVESTMENT INCOME	–	7,185	238,084	278,392	75,787	43,028	300,595	–	58,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	2,635	–	–	455,012	630,062	–	–	–
NET REALIZED GAIN (LOSS) ON INVESTMENTS	873,476	4,678	1,098,422	338,973	806,065	264,123	(1,174,900)	(1,131)	(102,416)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,724,320	1,072,131	860,889	2,024,796	869,396	1,689,103	5,228,382	401,989	741,819

NET GAIN (LOSS) ON INVESTMENTS	2,597,796	1,079,444	1,959,311	2,363,769	2,130,473	2,583,288	4,053,482	400,858	639,403

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(197,395)	(92,710)	(187,211)	(230,545)	(204,278)	(254,566)	(362,182)	(38,418)	(52,499)

TOTAL EXPENSES	(197,395)	(92,710)	(187,211)	(230,545)	(204,278)	(254,566)	(362,182)	(38,418)	(52,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,400,401	$993,919	$2,010,184	$2,411,616	$2,001,982	$2,371,750	$3,991,895	$362,440	$644,992

See accompanying notes to the financial statements.

13

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$558,785	$573,947	$526,876	$5,026,433	$1,265,542	$807,738	$674,269	$–-	$398,350

INVESTMENT INCOME	558,785	573,947	526,876	5,026,433	1,265,542	807,738	674,269	-	398,350

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	35,357	534,670	931,744	–	–	43,627	–	–	–
NET REALIZED GAIN (LOSS) ON INVESTMENTS	255,719	(25,894)	(96,572)	(2,203,665)	(3,942,723)	(588)	77,394	(506,181)	(857,845)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,928,791	2,321,882	2,396,059	13,982,470	23,928,421	1,110,524	4,323,480	2,740,586	7,295,954

NET GAIN (LOSS) ON INVESTMENTS	2,219,867	2,830,658	3,231,231	11,778,805	19,985,698	1,153,563	4,400,874	2,234,405	6,438,109

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(291,347)	(349,822)	(353,221)	(1,784,750)	(1,848,670)	(330,667)	(368,075)	(414,430)	(579,298)

TOTAL EXPENSES	(291,347)	(349,822)	(353,221)	(1,784,750)	(1,848,670)	(330,667)	(368,075)	(414,430)	(579,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,487,305	$3,054,783	$3,404,886	$15,020,488	$19,402,570	$1,630,634	$4,707,068	$1,819,975	$6,257,161

See accompanying notes to the financial statements.

14

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	ALLIANCE- BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$9,725	$7,576	$–	$1,021	$321,941	$373,517	$7,212	$251,153
Capital gain distribution	–	83,804	90,410	–	–	4,610,322	29,686	920,852
Net realized gain (loss) on investments	862,287	160,674	189,036	20,878	(28,878)	(235,906)	16,061	(127,806)
Net unrealized appreciation (depreciation) on investments	3,897,970	185,897	22,935	5,529	5,774,031	3,345,400	79,519	775,057
Mortality and expense risk charge (Note 3)	(387,407)	(31,722)	(29,183)	(819)	(403,214)	(563,221)	(11,115)	(182,885)

Net increase (decrease) in net assets resulting from operations	4,382,575	406,229	273,198	26,609	5,663,880	7,530,112	121,363	1,636,371

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,412,829	279,682	341,525	29,523	2,234,135	2,331,046	264,292	1,564,258
Sales and administrative expenses (Note 3)	(187)	(10)	(13)	–	(183)	(236)	–	(413)
Net consideration received on annuity contracts	2,412,642	279,672	341,512	29,523	2,233,952	2,330,810	264,292	1,563,845
Net transfer from (to) fixed accumulation account	(1,618,606)	(255,958)	(109,725)	(75,036)	(2,087,765)	(2,778,775)	(20,293)	(919,842)
Transfers between funds	(495,718)	(82,074)	81,914	151,323	(514,337)	(1,098,126)	337,799	(102,320)
Payments to contract owners	(1,582,142)	(141,031)	(65,799)	–	(1,737,263)	(2,660,400)	(23,551)	(904,090)
Annual maintenance charge (Note 3)	(32,552)	(1,530)	(2,225)	–	(15,778)	(23,276)	(50)	(8,660)
Surrender charges (Note 3)	(12,930)	(2,289)	(1,536)	–	(11,030)	(10,528)	(792)	(8,858)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,329,306)	(203,210)	244,141	105,810	(2,132,221)	(4,240,295)	557,405	(379,925)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,053,269	203,019	517,339	132,419	3,531,659	3,289,817	678,768	1,256,446
Net Assets:
Beginning of period	28,744,096	2,439,422	2,006,269	–	30,703,696	43,304,230	555,632	14,033,381

End of period	$31,797,365	$2,642,441	$2,523,608	$132,419	$34,235,355	$46,594,047	$1,234,400	$15,289,827

See accompanying notes to the financial statements.

15

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO
OPERATIONS
Investment Income	$71,621	$412	$–	$1,912	$4,858	$29,828	$204,503	$466,406
Capital gain distribution	–	279,542	–	–	37,690	4,086	–	11,215
Net realized gain (loss) on investments	297,752	304,438	472	(16,059)	35,422	(31,807)	1,472,166	120,156
Net unrealized appreciation (depreciation) on investments	451,779	(101,970)	1,590	177,356	89,728	366,567	5,779,822	3,087,739
Mortality and expense risk charge (Note 3)	(68,289)	(59,551)	(752)	(11,333)	(14,386)	(34,494)	(696,284)	(273,173)

Net increase (decrease) in net assets resulting from operations	752,863	422,871	1,310	151,876	153,312	334,180	6,760,207	3,412,343

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,126,732	483,799	66,114	58,919	300,154	883,682	4,730,647	1,857,132
Sales and administrative expenses (Note 3)	(56)	(43)	–	–	(16)	(23)	(455)	(149)
Net consideration received on annuity contracts	,126,676	483,756	66,114	58,919	300,138	883,659	4,730,192	1,856,983
Net transfer from (to) fixed accumulation account	(153,814)	(76,384)	33,922	13,514	75,899	115,481	(3,300,645)	(988,413)
Transfers between funds	511,249	(122,895)	118,917	(27,458)	(10,443)	351,274	(466,703)	(19,397)
Payments to contract owners	(190,841)	(217,740)	–	(56,955)	(38,041)	(81,588)	(2,464,666)	(1,159,511)
Annual maintenance charge (Note 3)	(6,425)	(4,356)	(75)	(525)	(500)	(4,500)	(78,576)	(36,977)
Surrender charges (Note 3)	(3,152)	(3,517)	–	(715)	(1,290)	(1,737)	(21,815)	(8,813)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,283,693	58,864	218,878	(13,220)	325,763	1,262,589	(1,602,213)	(356,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,036,556	481,735	220,188	138,656	479,075	1,596,769	5,157,994	3,056,215
Net Assets:
Beginning of period	4,586,718	4,508,213	–	856,383	964,368	2,058,120	51,892,849	20,341,865

End of period	$6,623,274	$4,989,948	$220,188	$995,039	$1,443,443	$3,654,889	$57,050,843	$23,398,080

See accompanying notes to the financial statements.

16

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO
OPERATIONS
Investment Income	$745,688	$1,352,525	$642,356	$215,134	$729,456	$2,912	$27,189	$12,740
Capital gain distribution	–	897,091	803,013	4,446,465	144,798	–	–	182
Net realized gain (loss) on investments	(73,926)	1,370,684	110,185	683,203	(325,485)	5,063	(37,470)	1,491
Net unrealized appreciation (depreciation) on investments	887,930	6,469,104	8,207	1,932,326	6,999,414	39,389	282,595	56,147
Mortality and expense risk charge (Note 3)	(145,189)	(859,491)	(348,990)	(659,733)	(495,205)	(3,646)	(27,800)	(6,430)

Net increase (decrease) in net assets resulting from operations	1,414,503	9,229,913	1,214,771	6,617,395	7,052,978	43,718	244,514	64,130

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,492,011	5,450,567	2,855,463	3,924,488	4,175,270	48,940	170,927	885,560
Sales and administrative expenses (Note 3)	(56)	(793)	(116)	(308)	(518)	(6)	(2)	–
Net consideration received on annuity contracts	1,491,955	5,449,774	2,855,347	3,924,180	4,174,752	48,934	170,925	885,560
Net transfer from (to) fixed accumulation account	(477,958)	(3,667,844)	(122,670)	(2,975,093)	(1,909,338)	(45,955)	(73,563)	92,376
Transfers between funds	764,729	480,601	966,078	85,868	28,211	43,968	(64,516)	181,816
Payments to contract owners	(807,037)	(3,607,113)	(2,288,459)	(2,692,973)	(1,893,844)	(35,752)	(86,486)	(28,893)
Annual maintenance charge (Note 3)	(17,942)	(94,898)	(29,681)	(18,037)	(24,174)	(115)	(1,218)	(438)
Surrender charges (Note 3)	(6,698)	(24,090)	(16,858)	(20,387)	(23,535)	(179)	(886)	(25)
Mortality guarantee adjustment	–	–	–	–	(916)	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	947,049	(1,463,570)	1,363,757	(1,696,442)	351,156	10,901	(55,744)	1,130,396

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,361,552	7,766,343	2,578,528	4,920,953	7,404,134	54,619	188,770	1,194,526
Net Assets:
Beginning of period	10,688,935	65,041,562	27,601,116	50,558,865	36,693,228	230,465	2,130,446	29,883

End of period	$13,050,487	$72,807,905	$30,179,644	$55,479,818	$44,097,362	$285,084	$2,319,216	$1,224,409

See accompanying notes to the financial statements.

17

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND
OPERATIONS
Investment Income	$60,141	$10,853	$38,515	$21,835	$281,258	$–	$–	$131,882
Capital gain distribution	173,000	14,674	228,242	40,908	–	134,963	94,190	3,168,921
Net realized gain (loss) on investments	6,480	2,812	9,291	2,216	796,652	(31,325)	(4,887)	585,915
Net unrealized appreciation (depreciation) on investments	(74,560)	(12,077)	(106,260)	(20,834)	1,952,115	(61,970)	135,004	70,893
Mortality and expense risk charge (Note 3)	(21,377)	(4,148)	(17,918)	(7,844)	(230,116)	(5,875)	(20,755)	(529,470)

Net increase (decrease) in net assets resulting from operations	143,684	12,114	151,870	36,281	2,799,909	35,793	203,552	3,428,141

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	3,256,605	629,995	2,432,513	816,742	1,038,105	97,382	112,282	3,387,750
Sales and administrative expenses (Note 3)	(29)	–	(14)	(17)	(118)	(1)	(13)	(188)
Net consideration received on annuity contracts	3,256,576	629,995	2,432,499	816,725	1,037,987	97,381	112,269	3,387,562
Net transfer from (to) fixed accumulation account	201,082	53,486	384,664	108,619	(920,089)	5,954	(17,386)	(2,281,437)
Transfers between funds	849,451	83,151	482,173	496,360	(411,477)	(80,093)	(57,712)	36,547
Payments to contract owners	(48,801)	(47,028)	(90,779)	(3,568)	(1,127,255)	(27,845)	(134,279)	(2,098,935)
Annual maintenance charge (Note 3)	(850)	(75)	(900)	(375)	(19,765)	(25)	(475)	(23,636)
Surrender charges (Note 3)	(457)	(2,789)	(4,296)	(150)	(4,427)	(1,835)	(1,802)	(15,535)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	4,257,001	716,740	3,203,361	1,417,611	(1,445,026)	(6,463)	(99,385)	(995,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,400,685	728,854	3,355,231	1,453,892	1,354,883	29,330	104,167	2,432,707
Net Assets:
Beginning of period	45,463	145,967	194,456	36,336	17,592,562	445,469	1,585,941	41,980,973

End of period	$4,446,148	$874,821	$3,549,687	$1,490,228	$18,947,445	$474,799	$1,690,108	$44,413,680

See accompanying notes to the financial statements.

18

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/ MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO
OPERATIONS
Investment Income	$14,668	$–	$13,244	$115,160	$216,367	$19,642	$176,171	$–
Capital gain distribution	–	–	304,835	2,962	–	1,041,038	317,874	–
Net realized gain (loss) on investments	147,846	459,367	40,122	(1,937)	16,232	460,830	484,222	–
Net unrealized appreciation (depreciation) on investments	771,690	2,544,121	1,020,690	143,789	1,450,907	797,783	1,429,603	–
Mortality and expense risk charge (Note 3)	(75,938)	(283,816)	(142,332)	(23,583)	(132,117)	(175,547)	(184,093)	(92,706)

Net increase (decrease) in net assets resulting from operations	858,266	2,719,672	1,236,559	236,391	1,551,389	2,143,746	2,223,777	(92,706)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	373,815	1,799,038	1,205,724	449,244	1,394,335	566,485	552,963	1,140,416
Sales and administrative expenses (Note 3)	(76)	(77)	(124)	(8)	(51)	(41)	(61)	(19)
Net consideration received on annuity contracts	373,739	1,798,961	1,205,600	449,236	1,394,284	566,444	552,902	1,140,397
Net transfer from (to) fixed accumulation account	(307,971)	(1,204,467)	(504,003)	42,898	(215,449)	(906,686)	(832,050)	1,831,183
Transfers between funds	(116,503)	(152,499)	(40,574)	339,659	304,678	(145,945)	(180,187)	1,703,585
Payments to contract owners	(391,368)	(1,181,055)	(435,038)	(59,059)	(373,507)	(860,077)	(827,831)	(4,545,192)
Annual maintenance charge (Note 3)	(2,923)	(7,656)	(3,743)	(2,041)	(12,956)	(9,822)	(8,816)	(4,999)
Surrender charges (Note 3)	(1,594)	(8,985)	(5,934)	(316)	(5,277)	(467)	(535)	(15,528)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(446,620)	(755,701)	216,308	770,377	1,091,773	(1,356,553)	(1,296,517)	109,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	411,646	1,963,971	1,452,867	1,006,768	2,643,162	787,193	927,260	16,740
Net Assets:
Beginning of period	5,691,176	21,658,615	10,914,966	1,377,463	9,693,355	13,521,069	14,450,646	8,002,187

End of period	$6,102,822	$23,622,586	$12,367,833	$2,384,231	$12,336,517	$14,308,262	$15,377,906	$8,018,927

See accompanying notes to the financial statements.

19

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	$–	$7,185	$238,084	$278,392	$75,787	$43,028	$300,595	$–	$58,088
Capital gain distribution	–	2,635	–	–	455,012	630,062	–	–	–
Net realized gain (loss) on investments	873,476	4,678	1,098,422	338,973	806,065	264,123	(1,174,900)	(1,131)	(102,416)
Net unrealized appreciation (depreciation) on investments	1,724,320	1,072,131	860,889	2,024,796	869,396	1,689,103	5,228,382	401,989	741,819
Mortality and expense risk charge (Note 3)	(197,395)	(92,710)	(187,211)	(230,545)	(204,278)	(254,566)	(362,182)	(38,418)	(52,499)

Net increase (decrease) in net assets resulting from operations	2,400,401	993,919	2,010,184	2,411,616	2,001,982	2,371,750	3,991,895	362,440	644,992

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,246,604	288,339	553,528	1,812,221	542,448	1,633,137	2,203,153	171,340	339,178
Sales and administrative expenses (Note 3)	(56)	(31)	(79)	(101)	(122)	(133)	(210)	(11)	(69)
Net consideration received on annuity contracts	1,246,548	288,308	553,449	1,812,120	542,326	1,633,004	2,202,943	171,329	339,109
Net transfer from (to) fixed accumulation account	(886,046)	(564,047)	(1,901,585)	(735,680)	(1,910,456)	(769,840)	(1,593,739)	(163,141)	(281,539)
Transfers between funds	254,659	(91,134)	91,842	162,874	(173,913)	(324,674)	(345,613)	(10,609)	(137,368)
Payments to contract owners	(935,172)	(283,738)	(722,385)	(896,919)	(733,581)	(1,114,822)	(1,567,730)	(179,055)	(220,164)
Annual maintenance charge (Note 3)	(14,711)	(2,036)	(4,490)	(26,571)	(7,194)	(24,771)	(17,981)	(1,042)	(1,229)
Surrender charges (Note 3)	(9,765)	(242)	–	(6,467)	–	(9,154)	(9,397)	(421)	(1,359)
Mortality guarantee adjustment	(2,979)	–	–	–	–	–	–	–	(1,290)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(347,466)	(652,889)	(1,983,169)	309,357	(2,282,818)	(610,257)	(1,331,517)	(182,939)	(303,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,052,935	341,030	27,015	2,720,973	(280,836)	1,761,493	2,660,378	179,501	341,152
Net Assets:
Beginning of period	14,818,162	7,224,840	14,657,785	17,295,674	15,916,927	19,175,824	27,754,195	2,985,457	4,236,561

End of period	$16,871,097	$7,565,870	$14,684,800	$20,016,647	$15,636,091	$20,937,317	$30,414,573	$3,164,958	$4,577,713

See accompanying notes to the financial statements.

20

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2012

	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$558,785	$573,947	$526,876	$5,026,433	$1,265,542	$807,738	$674,269	$–	$398,350
Capital gain distribution	35,357	534,670	931,744	–	–	43,627	–	–	–
Net realized gain (loss) on investments	255,719	(25,894)	(96,572)	(2,203,665)	(3,942,723)	(588)	77,394	(506,181)	(857,845)
Net unrealized appreciation (depreciation) on investments	1,928,791	2,321,882	2,396,059	13,982,470	23,928,421	1,110,524	4,323,480	2,740,586	7,295,954
Mortality and expense risk charge (Note 3)	(291,347)	(349,822)	(353,221)	(1,784,750)	(1,848,670)	(330,667)	(368,075)	(414,430)	(579,298)

Net increase (decrease) in net assets resulting from operations	2,487,305	3,054,783	3,404,886	15,020,488	19,402,570	1,630,634	4,707,068	1,819,975	6,257,161

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,440,012	5,128,981	6,551,678	4,078,771	4,972,206	1,799,731	1,998,420	1,558,030	2,163,180
Sales and administrative expenses (Note 3)	(132)	(321)	(321)	(477)	(583)	(537)	(128)	(225)	(384)
Net consideration received on annuity contracts	2,439,880	5,128,660	6,551,357	4,078,294	4,971,623	1,799,194	1,998,292	1,557,805	2,162,796
Net transfer from (to) fixed accumulation account	(162,811)	(54,605)	5,659	(11,917,676)	(11,411,750)	(635,480)	(2,069,553)	(2,213,566)	(3,910,869)
Transfers between funds	(1,088)	(130,722)	(339,704)	(714,465)	(1,409,080)	266,039	(369,233)	(488,526)	(471,079)
Payments to contract owners	(1,223,023)	(719,347)	(997,332)	(9,073,886)	(8,759,256)	(1,998,333)	(1,653,533)	(1,655,522)	(2,579,074)
Annual maintenance charge (Note 3)	(19,748)	(49,252)	(110,001)	(63,432)	(93,820)	(23,953)	(6,920)	(22,596)	(42,194)
Surrender charges (Note 3)	(23,131)	(21,774)	(37,398)	(9,292)	(1,979)	(5,406)	(3,721)	(2,682)	(3,292)
Mortality guarantee adjustment	–	–	–	25,454	118,799	(561)	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,010,079	4,152,960	5,072,581	(17,675,003)	(16,585,463)	(598,500)	(2,104,668)	(2,825,087)	(4,843,712)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,497,384	7,207,743	8,477,467	(2,654,515)	2,817,107	1,032,134	2,602,400	(1,005,112)	1,413,449
Net Assets:
Beginning of period	21,974,505	25,309,591	24,609,505	145,499,412	148,886,178	26,663,386	28,682,328	32,694,155	45,187,070

End of period	$25,471,889	$32,517,334	$33,086,972	$142,844,897	$151,703,285	$27,695,520	$31,284,728	$31,689,043	$46,600,519

See accompanying notes to the financial statements.

21

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	ALLIANCE- BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	CREDIT SUISSE TRUST U.S. EQUITY FLEX 1 PORTFOLIO	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$27,067	$6,763	$–	$65,641	$175,334	$2,215	$13,786	$126,197
Capital gain distribution	–	–	–	–	438,766	–	–	1,094,848
Net realized gain (loss) on investments	274,824	2,371	396,777	383,943	264,725	10,696	141,781	(265)
Net unrealized appreciation (depreciation) on investments	(1,433,428)	(253,863)	(305,832)	(4,363,697)	(4,305,876)	(35,393)	(302,273)	(1,862,794)
Mortality and expense risk charge (Note 3)	(366,433)	(30,771)	(23,989)	(412,131)	(581,787)	(4,200)	(25,631)	(174,240)

Net increase (decrease) in net assets resulting from operations	(1,497,970)	(275,500)	66,956	(4,326,244)	(4,008,838)	(26,682)	(172,337)	(816,254)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,676,524	300,030	318,117	2,663,024	2,641,830	176,654	102,583	1,723,161
Sales and administrative expenses (Note 3)	(307)	(13)	(24)	(344)	(428)	(2)	(14)	(90)
Net consideration received on annuity contracts	2,676,217	300,017	318,093	2,662,680	2,641,402	176,652	102,569	1,723,071
Net transfer from (to) fixed accumulation account	(1,472,200)	(197,063)	(130,237)	(2,204,284)	(2,617,155)	19,418	(189,498)	(819,111)
Transfers between funds	(274,992)	66,222	196,338	(18,986)	(747,085)	242,227	(2,240,956)	102,119
Payments to contract owners	(1,571,186)	(119,908)	(77,786)	(2,038,307)	(2,869,794)	(14,311)	(190,639)	(851,386)
Annual maintenance charge (Note 3)	(32,144)	(1,175)	(1,882)	(17,245)	(28,266)	(50)	(341)	(7,582)
Surrender charges (Note 3)	(12,180)	(2,778)	(1,686)	(12,598)	(16,179)	(20)	(554)	(10,210)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(686,485)	45,315	302,840	(1,628,740)	(3,637,077)	423,916	(2,519,419)	136,901

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,184,455)	(230,185)	369,796	(5,954,984)	(7,645,915)	397,234	(2,691,756)	(679,353)
Net Assets:
Beginning of period	30,928,551	2,669,607	1,636,473	36,658,680	50,950,145	158,398	2,691,756	14,712,734

End of period	$28,744,096	$2,439,422	$2,006,269	$30,703,696	$43,304,230	$555,632	$–	$14,033,381

See accompanying notes to the financial statements.

22

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO
OPERATIONS
Investment Income	$47,987	$34,354	$3,450	$4,414	$18,152	$69,442	$326,280	$727,676
Capital gain distribution	–	123,975	–	1,766	–	188,621	–	–
Net realized gain (loss) on investments	248,537	240,376	(28,412)	79,768	33,840	518,400	(155,571)	(160,392)
Net unrealized appreciation (depreciation) on investments	74,559	(100,326)	28,554	(76,805)	(490,294)	(723,925)	100,785	(219,533)
Mortality and expense risk charge (Note 3)	(44,962)	(52,755)	(10,960)	(9,685)	(20,159)	(651,434)	(247,044)	(119,462)

Net increase (decrease) in net assets resulting from operations	326,121	245,624	(7,368)	(542)	(458,461)	(598,896)	24,450	228,289

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	978,712	378,371	80,889	304,596	901,239	5,359,174	1,880,576	1,345,819
Sales and administrative expenses (Note 3)	(61)	(26)	(1)	(14)	(24)	(377)	(233)	(81)
Net consideration received on annuity contracts	978,651	378,345	80,888	304,582	901,215	5,358,797	1,880,343	1,345,738
Net transfer from (to) fixed accumulation account	(39,840)	(68,713)	(46,154)	47,337	179,911	(3,235,781)	(1,049,907)	(138,875)
Transfers between funds	348,695	191,717	(17,113)	(119,534)	219,198	(45,919)	(155,346)	495,830
Payments to contract owners	(131,178)	(290,542)	(56,140)	(31,400)	(19,281)	(2,925,819)	(1,307,450)	(497,196)
Annual maintenance charge (Note 3)	(2,679)	(6,363)	(487)	(300)	(775)	(96,333)	(25,143)	(14,001)
Surrender charges (Note 3)	(3,950)	(4,522)	(978)	(798)	(455)	(24,025)	(12,546)	(6,394)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,149,699	199,922	(39,984)	199,887	1,279,813	(969,080)	(670,049)	1,185,102

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,475,820	445,546	(47,352)	199,345	821,352	(1,567,976)	(645,599)	1,413,391
Net Assets:
Beginning of period	3,110,898	4,062,667	903,735	765,023	1,236,768	53,460,825	20,987,464	9,275,544

End of period	$4,586,718	$4,508,213	$856,383	$964,368	$2,058,120	$51,892,849	$20,341,865	$10,688,935

See accompanying notes to the financial statements.

23

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO
OPERATIONS
Investment Income	$1,154,896	$835,221	$12,372	$500,664	$1,304	$17,978	$300	$271
Capital gain distribution	1,555,002	718,875	97,212	77,601	–	–	–	426
Net realized gain (loss) on investments	707,115	64,250	1,613,970	(262,716)	3,229	(51,996)	(547)	(137)
Net unrealized appreciation (depreciation) on investments	(2,272,711)	198,384	(7,928,940)	(7,776,691)	(22,681)	51,374	(78)	(362)
Mortality and expense risk charge (Note 3)	(793,247)	(316,250)	(677,404)	(494,134)	(1,943)	(26,553)	(32)	(42)

Net increase (decrease) in net assets resulting from operations	351,055	1,500,480	(6,882,790)	(7,955,276)	(20,091)	(9,197)	(357)	156

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	5,520,631	2,423,065	4,472,148	4,849,400	111,891	181,781	17,577	39,719
Sales and administrative expenses (Note 3)	(421)	(180)	(525)	(475)	(2)	(11)	–	–
Net consideration received on annuity contracts	5,520,210	2,422,885	4,471,623	4,848,925	111,889	181,770	17,577	39,719
Net transfer from (to) fixed accumulation account	(3,448,385)	(776,436)	(3,069,268)	(1,595,559)	10,347	(104,029)	806	5,160
Transfers between funds	428,141	283,055	(651,898)	491,531	82,274	(65,739)	11,857	428
Payments to contract owners	(3,656,866)	(1,902,615)	(3,181,939)	(2,040,615)	(5,193)	(95,616)	–	–
Annual maintenance charge (Note 3)	(76,168)	(32,546)	(32,678)	(30,713)	(125)	(1,747)	–	–
Surrender charges (Note 3)	(29,041)	(22,375)	(25,198)	(25,394)	(29)	(2,608)	–	–
Mortality guarantee adjustment	–	–	–	(438)	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,262,109)	(28,032)	(2,489,358)	1,647,737	199,163	(87,969)	30,240	45,307

TOTAL INCREASE (DECREASE) IN NET ASSETS	(911,054)	1,472,448	(9,372,148)	(6,307,539)	179,072	(97,166)	29,883	45,463
Net Assets:
Beginning of period	65,952,616	26,128,668	59,931,013	43,000,767	51,393	2,227,612	–	–

End of period	$65,041,562	$27,601,116	$50,558,865	$36,693,228	$230,465	$2,130,446	$29,883	$45,463

See accompanying notes to the financial statements.

24

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND
OPERATIONS
Investment Income	$1,800	$70	$300	$224,596	$–	$–	$703,340	$16,250
Capital gain distribution	3,504	70	563	–	32,515	380,371	1,599,978	–
Net realized gain (loss) on investments	(3,438)	(341)	(463)	531,055	2,161	34,625	1,013,850	106,309
Net unrealized appreciation (depreciation) on investments	(719)	1,956	(551)	(1,102,422)	(73,525)	(598,765)	(1,522,154)	(425,913)
Mortality and expense risk charge (Note 3)	(112)	(63)	(49)	(222,636)	(4,409)	(21,535)	(508,997)	(75,585)

Net increase (decrease) in net assets resulting from operations	1,035	1,692	(200)	(569,407)	(43,258)	(205,304)	1,286,017	(378,939)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	101,559	177,154	17,520	1,089,183	99,634	104,068	3,497,405	421,576
Sales and administrative expenses (Note 3)	–	–	–	(368)	(2)	(14)	(274)	(29)
Net consideration received on annuity contracts	101,559	177,154	17,520	1,088,815	99,632	104,054	3,497,131	421,547
Net transfer from (to) fixed accumulation account	7,630	1,615	7,340	(926,381)	2,492	(73,746)	(2,407,170)	(399,877)
Transfers between funds	36,493	13,995	11,676	(126,816)	148,063	(49,735)	(60,349)	(47,674)
Payments to contract owners	(750)	–	–	(978,550)	(5,585)	(73,777)	(2,140,049)	(436,370)
Annual maintenance charge (Note 3)	–	–	–	(16,424)	(75)	(700)	(37,369)	(3,410)
Surrender charges (Note 3)	–	–	–	(7,931)	(99)	(1,411)	(17,402)	(1,891)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	144,932	192,764	36,536	(967,287)	244,428	(95,315)	(1,165,208)	(467,675)

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,967	194,456	36,336	(1,536,694)	201,170	(300,619)	120,809	(846,614)
Net Assets:
Beginning of period	–	–	–	19,129,256	244,299	1,886,560	41,860,164	6,537,790

End of period	$145,967	$194,456	$36,336	$17,592,562	$445,469	$1,585,941	$41,980,973	$5,691,176

See accompanying notes to the financial statements.

25

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL- CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL- CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND
OPERATIONS
Investment Income	$–	$38,802	$50,770	$144,365	$–	$69,221	$2	$–
Capital gain distribution	–	–	6,012	–	1,158,090	451,972	806	–
Net realized gain (loss) on investments	390,142	(16,213)	12,705	(235,281)	762,832	795,593	–	650,328
Net unrealized appreciation (depreciation) on investments	(898,034)	(407,737)	(91,806)	(46,122)	(1,927,353)	(1,454,281)	–	(618,805)
Mortality and expense risk charge (Note 3)	(275,679)	(134,490)	(12,109)	(109,334)	(175,562)	(188,014)	(72,284)	(181,540)

Net increase (decrease) in net assets resulting from operations	(783,571)	(519,638)	(34,428)	(246,372)	(181,993)	(325,509)	(71,476)	(150,017)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,754,455	1,299,295	351,229	1,533,045	587,092	587,029	486,700	1,180,407
Sales and administrative expenses (Note 3)	(136)	(105)	(14)	(63)	(70)	(101)	(31)	(72)
Net consideration received on annuity contracts	1,754,319	1,299,190	351,215	1,532,982	587,022	586,928	486,669	1,180,335
Net transfer from (to) fixed accumulation account	(1,455,130)	(734,356)	85,429	(458,594)	(959,887)	(1,028,023)	1,213,105	(923,445)
Transfers between funds	(302,770)	106,295	375,493	535,355	(205,562)	(206,809)	4,230,106	949,430
Payments to contract owners	(1,047,809)	(428,571)	(42,568)	(187,355)	(1,026,424)	(1,104,255)	(3,689,699)	(847,925)
Annual maintenance charge (Note 3)	(12,447)	(4,038)	(500)	(7,833)	(10,339)	(7,481)	(5,076)	(16,031)
Surrender charges (Note 3)	(8,614)	(6,505)	–	(4,161)	(1,153)	(690)	(12,160)	(5,736)
Mortality guarantee adjustment	–	–	(344)	–	–	–	–	(610)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,072,451)	232,015	768,725	1,410,394	(1,616,343)	(1,760,330)	2,222,945	336,018

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,856,022)	(287,623)	734,297	1,164,022	(1,798,336)	(2,085,839)	2,151,469	186,001
Net Assets:
Beginning of period	23,514,637	11,202,589	643,166	8,529,333	15,319,405	16,536,485	5,850,718	14,632,161

End of period	$21,658,615	$10,914,966	$1,377,463	$9,693,355	$13,521,069	$14,450,646	$8,002,187	$14,818,162

See accompanying notes to the financial statements.

26

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	$11,293	$223,277	$225,694	$–	$–	$230,141	$–	$19,025
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	144,713	524,423	310,522	212,723	303,870	(1,058,338)	(30,411)	(85,624)
Net unrealized appreciation (depreciation) on investments	(571,135)	(662,791)	(491,759)	(339,564)	(557,709)	(123,189)	26,497	(271,224)
Mortality and expense risk charge (Note 3)	(96,811)	(190,927)	(208,290)	(212,311)	(237,458)	(351,273)	(38,333)	(52,638)

Net increase (decrease) in net assets resulting from operations	(511,940)	(106,018)	(163,833)	(339,152)	(491,297)	(1,302,659)	(42,247)	(390,461)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	290,353	555,699	1,664,565	589,211	1,707,093	2,377,274	161,302	384,791
Sales and administrative expenses (Note 3)	(48)	(99)	(185)	(170)	(233)	(320)	(19)	(112)
Net consideration received on annuity contracts	290,305	555,600	1,664,380	589,041	1,706,860	2,376,954	161,283	384,679
Net transfer from (to) fixed accumulation account	(401,358)	(1,297,648)	(776,773)	(1,365,407)	(1,100,040)	(1,607,915)	(128,187)	(50,235)
Transfers between funds	(44,395)	52,713	(74,595)	(202,333)	(23,928)	46,772	(59,771)	(109,822)
Payments to contract owners	(514,684)	(965,734)	(831,490)	(1,099,579)	(842,270)	(1,643,035)	(226,834)	(312,857)
Annual maintenance charge (Note 3)	(3,678)	(4,186)	(25,455)	(7,357)	(30,345)	(15,232)	(1,315)	(840)
Surrender charges (Note 3)	(1,085)	–	(6,080)	–	(7,963)	(12,993)	(991)	(2,476)
Mortality guarantee adjustment	–	–	–	–	–	–	–	(321)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(674,895)	(1,659,255)	(50,013)	(2,085,635)	(297,686)	(855,449)	(255,815)	(91,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,186,835)	(1,765,273)	(213,846)	(2,424,787)	(788,983)	(2,158,108)	(298,062)	(482,333)
Net Assets:
Beginning of period	8,411,675	16,423,058	17,509,520	18,341,714	19,964,807	29,912,303	3,283,519	4,718,894

End of period	$7,224,840	$14,657,785	$17,295,674	$15,916,927	$19,175,824	$27,754,195	$2,985,457	$4,236,561

See accompanying notes to the financial statements.

27

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2011

	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$337,817	$296,076	$259,188	$4,271,874	$2,139,741	$1,071,114	$364,342	$–	$372,621
Capital gain distribution	–	–	–	–	–	1,070,841	–	–	–
Net realized gain (loss) on investments	39,507	(105,133)	(77,546)	(2,503,182)	(5,064,538)	(59,399)	186,282	(804,810)	(1,251,569)
Net unrealized appreciation (depreciation) on investments	(33,467)	(181,154)	(623,396)	(2,538,809)	(1,427,005)	(332,257)	(5,181,775)	702,920	217,787
Mortality and expense risk charge (Note 3)	(269,775)	(279,427)	(271,173)	(1,874,039)	(1,902,767)	(313,002)	(403,947)	(429,581)	(580,228)

Net increase (decrease) in net assets resulting from operations	74,082	(269,638)	(712,927)	(2,644,156)	(6,254,569)	1,437,297	(5,035,098)	(531,471)	(1,241,389)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,807,044	4,987,932	6,198,513	5,338,890	5,420,296	1,842,772	2,184,209	1,651,873	2,592,772
Sales and administrative expenses (Note 3)	(557)	(462)	(391)	(1,307)	(961)	(503)	(516)	(327)	(449)
Net consideration received on annuity contracts	2,806,487	4,987,470	6,198,122	5,337,583	5,419,335	1,842,269	2,183,693	1,651,546	2,592,323
Net transfer from (to) fixed accumulation account	(2,038,760)	(224,098)	(125,142)	(10,126,465)	(10,789,672)	(1,090,573)	(2,109,381)	(2,305,091)	(3,130,577)
Transfers between funds	(275,172)	381,432	(133,555)	(680,566)	(1,666,297)	138,164	(384,768)	(518,695)	(704,039)
Payments to contract owners	(1,063,232)	(775,652)	(606,834)	(9,526,918)	(8,782,485)	(2,028,246)	(1,912,505)	(2,152,706)	(2,755,215)
Annual maintenance charge (Note 3)	(21,186)	(46,064)	(96,896)	(76,675)	(99,985)	(25,424)	(10,906)	(30,909)	(37,370)
Surrender charges (Note 3)	(27,760)	(28,354)	(28,330)	(12,500)	(3,284)	(14,291)	(6,177)	(2,017)	(5,422)
Mortality guarantee adjustment	–	–	–	(11,076)	(9,264)	628	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(619,623)	4,294,734	5,207,365	(15,096,617)	(15,931,652)	(1,177,473)	(2,240,044)	(3,357,872)	(4,040,300)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(545,541)	4,025,096	4,494,438	(17,740,773)	(22,186,221)	259,824	(7,275,142)	(3,889,343)	(5,281,689)
Net Assets:
Beginning of period	22,520,046	21,284,495	20,115,067	163,240,185	171,072,399	26,403,562	35,957,470	36,583,498	50,468,759

End of period	$21,974,505	$25,309,591	$24,609,505	$145,499,412	$148,886,178	$26,663,386	$28,682,328	$32,694,155	$45,187,070

See accompanying notes to the financial statements.

28

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2012 and December 31, 2011

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company - Separate Account (“the Separate Account”), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, American Century Mid Cap Value Fund, Ariel Fund, Ariel Appreciation Fund, Calvert S&P Mid Cap 400 Index Portfolio, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, Dreyfus Mid Cap Stock Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund, Ibbotson Aggressive Growth ETF Portfolio, Ibbotson Balanced ETF Portfolio, Ibbotson Conservative ETF Portfolio, Ibbotson Growth ETF Portfolio, Ibbotson Income & Growth ETF Portfolio, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, Templeton Global Bond Securities Fund, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Opportunity Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, and Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as “Funds.”

Effective May 1, 2012 two new funds were added to the Separate Account, American Century Mid Cap Value Fund and Delaware VIP U.S. Growth Series. Effective October 1, 2011 five new funds were added to the Separate Account. These funds are as follows: Ibbotson Aggressive Growth ETF Portfolio, Ibbotson Balanced ETF Portfolio, Ibbotson Conservative ETF Portfolio, Ibbotson Growth ETF Portfolio, and Ibbotson Income & Growth ETF Portfolio. Effective October 21, 2011 Credit Suisse Trust U.S. Equity Flex I Portfolio closed and assets were transferred to T. Rowe Price Prime Reserve Portfolio.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

29

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

The Separate Account measures the fair value of its investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2    Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of its investments using level 2 inputs. There have been no transfers between levels of the fair value hierarchy and no changes to the valuation process during the period.

Income Taxes

The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Separate Account contracts. Income attributable to non tax-deferred annuities is not significant.

Calculation of Annuity Reserves.

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization ) period . The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

Recently Issued Accounting Standards.

There are no recently issued accounting standards applicable to the Separate Account.

Subsequent Events

Subsequent events were evaluated through the date the financial statement were issued.

3. EXPENSES AND RELATED PARTY TRANSACTIONS – Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.65% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $206,028 and $182,839 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2012 and 2011, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

30

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Twelve Months Ended December 31, 2012

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the twelve months ended December 31, 2012 purchases and proceeds from sales of fund shares were as follows:

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO
Purchases	$3,002,213	$470,584	$882,848	$559,814	$3,433,978	$7,760,191	$789,632	$3,335,162

Sales	$3,846,914	$453,462	$388,445	$432,924	$5,676,350	$7,815,774	$190,383	$2,853,772

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO
Purchases	$2,474,539	$1,402,901	$241,489	$110,023	$555,141	$1,732,237	$6,861,826	$3,569,789

Sales	$889,762	$819,197	$22,892	$148,723	$165,794	$502,034	$7,483,654	$3,601,313

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO
Purchases	$4,174,165	$11,550,608	$7,495,402	$10,870,482	$7,404,963	$120,174	$219,440	$1,202,567

Sales	$2,700,543	$10,253,369	$4,925,082	$7,881,855	$7,000,245	$104,945	$313,265	$64,187

	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND
Purchases	$4,759,924	$885,625	$3,732,765	$1,576,422	$1,485,326	$336,730	$248,181	$8,595,384

Sales	$284,679	$144,694	$271,274	$101,696	$2,082,558	$245,431	$279,018	$6,233,571

31

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Twelve Months Ended December 31, 2012

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the twelve months ended December 31, 2012 purchases and proceeds from sales of fund shares were as follows:

	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO
Purchases	$533,761	$2,530,199	$1,997,036	$1,178,458	$3,070,884	$1,711,384	$1,199,585	$6,534,667

Sales	$893,804	$3,110,349	$1,564,859	$315,479	$1,878,630	$1,721,975	$1,701,927	$6,517,927

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT
Purchases	$2,331,806	$342,372	$1,409,906	$3,419,564	$1,477,548	$2,716,577	$3,306,698	$240,490

Sales	$2,003,190	$1,073,473	$2,243,780	$2,723,386	$2,627,780	$2,644,188	$5,874,701	$462,978

	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND
Purchases	$514,963	$4,214,677	$7,637,425	$8,666,910	$10,461,648	$7,234,466	$4,428,472	$3,498,600

Sales	$915,630	$2,646,084	$2,751,564	$2,585,502	$27,098,633	$28,345,780	$4,506,862	$5,219,680

	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
Purchases	$1,895,415	$2,957,019

Sales	$5,641,114	$8,839,524

32

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	ALLIANCE- BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	CREDIT SUISSE TRUST U.S. EQUITY FLEX I PORTFOLIO
Account units outstanding at 01/01/2011	1,223,902	123,379	108,316	—	620,948	876,777	2,305	164,445
Consideration received	106,513	14,483	20,290	—	47,343	46,118	2,599	6,022
Net transfers	(69,299)	(7,170)	5,392	—	(38,108)	(57,621)	3,717	(159,192)
Payments to contract owners	(64,896)	(5,839)	(5,026)	—	(36,421)	(51,043)	(227)	(11,275)

Account units outstanding at 12/31/2011	1,196,220	124,853	128,972	—	593,762	814,231	8,394	—
Consideration received	89,766	13,148	19,658	2,067	39,454	39,695	3,631	—
Net transfers	(77,744)	(15,620)	(1,507)	6,931	(45,128)	(64,882)	4,431	—
Payments to contract owners	(60,377)	(6,817)	(3,973)	—	(31,018)	(45,920)	(335)	—

Account units outstanding at 12/31/2012	1,147,865	115,564	143,150	8,998	557,070	743,124	16,121	—

33

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO
Account units outstanding at 01/01/2011	1,177,276	310,061	178,517	—	44,593	48,393	123,886	1,491,040
Consideration received	141,092	93,132	15,329	—	3,930	19,483	100,324	145,651
Net transfers	(60,448)	27,854	4,113	—	(3,029)	(4,368)	43,211	(89,005)
Payments to contract owners	(72,249)	(13,062)	(12,273)	—	(2,804)	(2,141)	(2,254)	(82,259)

Account units outstanding at 12/31/2011	1,185,671	417,985	185,686	—	42,690	61,367	265,167	1,465,427
Consideration received	122,006	92,838	18,088	6,744	2,678	17,577	107,005	119,660
Net transfers	(79,470)	29,656	(7,276)	15,383	(676)	3,635	56,003	(94,632)
Payments to contract owners	(72,289)	(16,619)	(8,496)	(7)	(2,658)	(2,320)	(10,550)	(65,140)

Account units outstanding at 12/31/2012	1,155,918	523,860	188,002	22,120	42,034	80,259	417,625	1,425,315

34

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
Account units outstanding at 01/01/2011	1,379,515	723,405	450,535	1,365,376	1,343,890	1,836,955	3,648	146,495
Consideration received	123,390	103,924	37,378	123,990	104,281	218,767	7,917	11,862
Net transfers	(79,226)	26,635	(20,560)	(21,944)	(86,206)	(43,639)	6,574	(10,948)
Payments to contract owners	(88,496)	(39,340)	(25,571)	(99,584)	(74,640)	(92,578)	(405)	(6,569)

Account units outstanding at 12/31/2011	1,335,183	814,624	441,782	1,367,838	1,287,325	1,919,505	17,734	140,840
Consideration received	109,984	105,521	33,706	137,512	91,933	198,897	3,409	10,482
Net transfers	(59,250)	26,544	(19,468)	41,631	(67,192)	(85,595)	53	(8,371)
Payments to contract owners	(71,405)	(58,950)	(23,168)	(113,161)	(63,979)	(93,154)	(2,418)	(5,483)

Account units outstanding at 12/31/2012	1,314,512	887,739	432,852	1,433,820	1,248,087	1,939,653	18,778	137,468

35

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	IBBOTSON AGGRESSIVE GROWTH ETF PORTFOLIO	IBBOTSON BALANCED ETF PORTFOLIO	IBBOTSON CONSERVATIVE ETF PORTFOLIO	IBBOTSON GROWTH ETF PORTFOLIO	IBBOTSON INCOME & GROWTH ETF PORTFOLIO	J.P. MORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO
Account units outstanding at 01/01/2011	—	—	—	—	—	1,233,452	20,526	101,340
Consideration received	2,000	4,004	8,929	19,310	1,646	70,885	9,008	5,677
Net transfers	1,409	520	3,949	1,666	1,743	(68,702)	12,658	(6,850)
Payments to contract owners	—	—	(66)	—	—	(65,624)	(540)	(4,273)

Account units outstanding at 12/31/2011	3,409	4,524	12,812	20,976	3,389	1,170,011	41,652	95,894
Consideration received	94,472	304,820	53,734	243,868	73,407	62,273	8,528	6,143
Net transfers	29,049	98,827	11,535	88,034	53,973	(79,369)	(6,891)	(4,038)
Payments to contract owners	(3,211)	(4,681)	(4,203)	(9,743)	(363)	(68,707)	(2,547)	(7,363)

Account units outstanding at 12/31/2012	123,719	403,490	73,878	343,135	130,406	1,084,208	40,742	90,636

36

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/ MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T.ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T.ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS
Account units outstanding at 01/01/2011	1,052,499	322,180	532,120	876,606	32,214	372,096	315,011	307,417
Consideration received	85,355	20,925	39,774	102,581	17,602	67,454	11,984	11,030
Net transfers	(59,890)	(22,198)	(38,776)	(50,172)	22,862	1,646	(23,398)	(22,890)
Payments to contract owners	(54,016)	(21,835)	(24,213)	(34,757)	(2,105)	(8,876)	(21,143)	(21,202)

Account units outstanding at 12/31/2011	1,023,948	299,072	508,905	894,258	70,573	432,320	282,454	274,355
Consideration received	79,253	17,649	38,690	92,469	21,473	56,770	10,719	9,682
Net transfers	(52,256)	(20,060)	(28,812)	(39,732)	18,356	3,166	(19,824)	(17,848)
Payments to contract owners	(49,878)	(18,636)	(25,614)	(35,182)	(2,914)	(16,146)	(16,392)	(14,615)

Account units outstanding at 12/31/2012	1,001,067	278,025	493,169	911,813	107,488	476,110	256,957	251,574

37

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	T.ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT
Account units outstanding at 01/01/2011	5,530,434	735,383	213,391	1,464,756	1,606,297	503,690	570,134	1,234,579
Consideration received	463,522	57,942	7,414	49,218	152,007	15,920	48,555	99,127
Net transfers	5,188,899	5	(11,131)	(110,455)	(76,859)	(42,422)	(31,580)	(64,032)
Payments to contract owners	(3,527,318)	(42,880)	(13,279)	(85,996)	(78,368)	(30,000)	(25,025)	(69,599)

Account units outstanding at 12/31/2011	7,655,537	750,450	196,395	1,317,523	1,603,077	447,188	562,084	1,200,075
Consideration received	1,096,126	56,221	7,250	45,511	153,257	13,722	43,094	87,259
Net transfers	3,402,290	(28,904)	(16,287)	(147,168)	(49,272)	(52,395)	(28,648)	(76,118)
Payments to contract owners	(4,386,967)	(43,511)	(7,142)	(59,467)	(78,526)	(18,580)	(30,303)	(62,711)

Account units outstanding at 12/31/2012	7,766,986	734,256	180,216	1,156,399	1,628,536	389,935	546,227	1,148,505

38

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 EFT FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND
Account units outstanding at 01/01/2011	139,396	175,569	2,120,538	2,096,910	2,107,918	7,686,412	8,191,226	1,319,391
Consideration received	6,759	15,021	260,971	488,485	649,323	252,087	263,781	90,823
Net transfers	(7,918)	(6,057)	(214,908)	14,197	(25,969)	(503,834)	(597,323)	(46,431)
Payments to contract owners	(9,508)	(12,075)	(103,768)	(83,283)	(76,763)	(454,015)	(431,042)	(100,342)

Account units outstanding at 12/31/2011	128,729	172,458	2,062,833	2,516,309	2,654,509	6,980,650	7,426,642	1,263,441
Consideration received	6,888	12,649	215,172	478,174	660,201	185,848	232,516	82,137
Net transfers	(6,852)	(15,709)	(14,694)	(18,847)	(32,581)	(563,651)	(580,032)	(15,440)
Payments to contract owners	(7,152)	(8,478)	(111,863)	(73,418)	(115,726)	(412,281)	(400,922)	(92,563)

Account units outstanding at 12/31/2012	121,613	160,920	2,151,448	2,902,218	3,166,403	6,190,566	6,678,204	1,237,575

39

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012 and December 31, 2011

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
Account units outstanding at 01/01/2011	2,754,620	2,894,534	3,270,077
Consideration received	175,503	130,704	172,005
Net transfers	(197,246)	(219,299)	(251,141)
Payments to contract owners	(154,354)	(172,566)	(184,009)

Account units outstanding at 12/31/2011	2,578,523	2,633,373	3,006,932
Consideration received	167,174	115,140	131,366
Net transfers	(199,868)	(199,504)	(264,980)
Payments to contract owners	(140,103)	(129,468)	(158,170)

Account units outstanding at 12/31/2012	2,405,726	2,419,541	2,715,148

40

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012

6. FINANCIAL HIGHLIGHTS

For the Twelve Months Ended December 31, 2012

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Cap Growth Portfolio	1,147,865	27.38 to 32.97	31,797,365	0.00% to 1.65%	0.03%	14.85% to 16.71%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	115,564	22.21 to 23.27	2,642,441	0.95% to 1.65%	0.30%	16.59% to 17.41%
AllianceBernstein VPS Small Cap Growth Portfolio	143,150	17.14 to 17.96	2,523,608	0.95% to 1.65%	0.00%	12.91% to 13.67%
American Century Mid Cap Value Fund	8,998	14.71 to 14.77	132,419	0.95% to 1.65%	2.30%	5.52% to 5.95% [1]
Ariel Fund	557,070	55.28 to 74.28	34,235,355	0.00% to 1.65%	0.99%	18.40% to 20.33%
Ariel Appreciation Fund	743,124	58.53 to 75.60	46,594,047	0.00% to 1.65%	0.83%	17.44% to 19.34%
Calvert S&P Mid Cap 400 Index Portfolio	16,121	75.56 to 77.50	1,234,400	0.95% to 1.65%	0.81%	15.11% to 15.92%
Davis Value Portfolio	1,155,918	13.17 to 15.91	15,289,827	0.00% to 1.65%	1.71%	11.21% to 13.08%
Delaware VIP REIT Series	523,860	12.39 to 12.79	6,623,274	0.95% to 1.65%	1.28%	14.83% to 15.54%
Delaware VIP Smid Cap Growth Series	188,002	26.35 to 27.14	4,989,948	0.95% to 1.65%	0.01%	8.97% to 9.70%
Delaware VIP U.S. Growth Series	22,120	9.95 to 9.98	220,188	0.95% to 1.65%	0.00%	0.00% to 0.30% [1]
Dreyfus Mid Cap Stock Portfolio	42,034	23.63 to 24.23	995,039	0.95% to 1.25%	0.21%	17.91% to 18.25%
Dreyfus Small Cap Stock Index Portfolio	80,259	17.56 to 18.15	1,443,443	0.95% to 1.65%	0.40%	13.88% to 14.66%
Fidelity VIP Emerging Markets Portfolio	417,625	8.64 to 8.80	3,654,889	0.95% to 1.65%	1.04%	12.21% to 13.11%
Fidelity VIP Growth Portfolio	1,425,315	38.48 to 48.71	57,050,843	0.00% to 1.65%	0.38%	12.58% to 14.42%
Fidelity VIP Growth & Income Portfolio	1,314,512	16.14 to 20.66	23,398,080	0.00% to 1.65%	2.13%	16.37% to 18.26%
Fidelity VIP High Income Portfolio	887,739	8.95 to 17.46	13,050,487	0.00% to 1.65%	6.28%	12.16% to 13.97%
Fidelity VIP Index 500 Portfolio	432,852	161.69 to 195.59	72,807,905	0.00% to 1.65%	1.96%	13.79% to 15.63%
Fidelity VIP Investment Grade Bond Portfolio	1,433,820	15.90 to 24.54	30,179,644	0.00% to 1.65%	2.22%	3.92% to 5.59%
Fidelity VIP Mid Cap Portfolio	1,248,087	39.34 to 51.60	55,479,818	0.00% to 1.65%	0.41%	12.75% to 14.56%
Fidelity VIP Overseas Portfolio	1,939,653	15.95 to 27.57	44,097,362	0.00% to 1.65%	1.81%	18.42% to 20.38%
Goldman Sachs VIT Mid Cap Value Fund	18,778	14.73 to 15.30	285,084	0.95% to 1.65%	1.13%	15.71% to 17.06%
Goldman Sachs VIT Structured Small Cap Equity Fund	137,468	14.60 to 17.29	2,319,216	0.95% to 1.65%	1.22%	11.03% to 11.76%
Ibbotson Aggressive Growth ETF Portfolio	123,719	9.82 to 9.92	1,224,409	0.95% to 1.65%	8.03%	12.23% to 13.11%
Ibbotson Balanced ETF Portfolio	403,490	10.94 to 11.10	4,446,148	0.95% to 1.65%	4.77%	9.07% to 10.23%
Ibbotson Conservative ETF Portfolio	73,878	11.72 to 11.88	874,821	0.95% to 1.65%	9.87%	3.17% to 4.21%
Ibbotson Growth ETF Portfolio	343,135	10.27 to 10.37	3,549,687	0.95% to 1.65%	0.29%	11.03% to 11.87%
Ibbotson Income & Growth ETF Portfolio	130,406	11.33 to 11.45	1,490,228	0.95% to 1.65%	6.61%	5.79% to 6.81%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,084,208	17.47 to 18.27	18,947,445	0.00% to 1.25%	1.54%	16.23% to 17.64%
Lazard Retirement US Small-Mid Cap Equity Portfolio	40,742	11.37 to 11.73	474,799	0.95% to 1.65%	0.00%	8.08% to 9.22%
Lord Abbett Series Fund Growth Opportunities Portfolio	90,636	18.61 to 19.09	1,690,108	0.95% to 1.25%	0.00%	12.72% to 13.09%
Neuberger Berman Genesis Fund	1,001,067	38.65 to 52.11	44,413,680	0.00% to 1.65%	0.31%	7.75% to 9.54%
Putnam VT Multi-Cap Growth Fund	278,025	21.73 to 22.56	6,102,822	0.00% to 1.65%	0.25%	14.79% to 16.77%
Rainier Small/Mid Cap Equity Portfolio	493,169	38.17 to 56.46	23,622,586	0.00% to 1.65%	0.00%	12.10% to 13.90%
Royce Capital Fund Small Cap Portfolio	911,813	12.68 to 13.89	12,367,833	0.95% to 1.65%	0.11%	10.74% to 11.48%
Templeton Global Bond Securities Fund	107,488	21.93 to 22.39	2,384,231	0.95% to 1.65%	6.12%	13.16% to 13.89%
T. Rowe Price Equity Income Portfolio VIP II	476,110	25.19 to 26.33	12,336,517	0.95% to 1.65%	1.96%	15.08% to 15.84%
T. Rowe Price Small-Cap Stock Fund Advisor Class	256,957	55.64 to 65.71	14,308,262	0.00% to 1.25%	0.14%	16.30% to 17.74%
T. Rowe Price Small-Cap Value Fund Advisor Class	251,574	61.09 to 72.09	15,377,906	0.00% to 1.25%	1.18%	16.05% to 17.49%
T. Rowe Price Prime Reserve Portfolio	7,766,986	1.00 to 1.05	8,018,927	0.95% to 1.65%	0.00%	(1.96%) to (0.94%)
Wells Fargo Advantage VT Discovery Fund	734,256	22.61 to 25.17	16,871,097	0.00% to 1.65%	0.00%	15.83% to 17.78%
Wells Fargo Advantage VT Opportunity Fund	180,216	41.97 to 49.86	7,565,870	0.00% to 1.25%	0.10%	14.11% to 15.50%
Wilshire 5000 Index Portfolio Institutional	1,156,399	12.70 to 15.16	14,684,800	0.00% to 1.25%	1.62%	14.21% to 15.55%
Wilshire 5000 Index Portfolio Investment	1,628,536	12.25 to 14.71	20,016,647	0.00% to 1.65%	1.49%	13.53% to 15.37%
Wilshire Large Co. Growth Portfolio Institutional	389,935	40.09 to 46.42	15,636,091	0.00% to 1.25%	0.48%	12.64% to 14.05%
Wilshire Large Co. Growth Portfolio Investment	546,227	38.22 to 45.32	20,937,317	0.00% to 1.65%	0.21%	11.89% to 13.73%
Wilshire Large Co. Value Portfolio Investment	1,148,505	21.04 to 31.87	30,414,573	0.00% to 1.65%	1.03%	14.04% to 15.93%
Wilshire Small Co. Growth Portfolio Investment	121,613	25.92 to 31.20	3,164,958	0.00% to 1.25%	0.00%	12.21% to 13.58%
Wilshire Small Co. Value Portfolio Investment	160,920	17.40 to 34.03	4,577,713	0.00% to 1.65%	1.32%	15.28% to 17.22%
Wilshire VIT 2015 ETF Fund	2,151,448	11.51 to 12.05	25,471,889	0.95% to 1.65%	2.36%	10.67% to 11.47%
Wilshire VIT 2025 ETF Fund	2,902,218	10.89 to 11.40	32,517,334	0.95% to 1.65%	1.99%	10.90% to 11.76%
Wilshire VIT 2035 ETF Fund	3,166,403	10.18 to 10.64	33,086,972	0.95% to 1.65%	1.83%	12.24% to 12.95%
Wilshire VIT Balanced Fund	6,190,566	16.68 to 26.89	142,844,897	0.00% to 1.65%	3.49%	10.36% to 12.11%
Wilshire VIT Equity Fund	6,678,204	19.91 to 26.35	151,703,285	0.00% to 1.65%	0.84%	12.79% to 14.66%
Wilshire VIT Income Fund	1,237,575	12.16 to 26.37	27,695,520	0.00% to 1.65%	2.97%	5.68% to 7.41%
Wilshire VIT International Equity Fund	2,405,726	12.99 to 15.11	31,284,728	0.00% to 1.65%	2.25%	16.43% to 18.32%
Wilshire VIT Small Cap Growth Fund	2,419,541	13.09 to 15.25	31,689,043	0.00% to 1.65%	0.00%	5.04% to 6.79%
Wilshire VIT Socially Responsible Fund	2,715,148	15.75 to 19.95	46,600,519	0.00% to 1.65%	0.87%	13.72% to 15.59%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective May 1, 2012 and the return is for the period May 1, 2012 to December 31, 2012.

41

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012

6. FINANCIAL HIGHLIGHTS

For the Twelve Months Ended December 31, 2011

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Cap Growth Portfolio	1,196,220	23.84 to 28.25	28,744,096	0.00% to 1.65%	0.09%	(5.28%) to (3.48%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	124,853	19.05 to 19.82	2,439,422	0.95% to 1.65%	0.26%	(10.10%) to (9.46%)
AllianceBernstein VPS Small Cap Growth Portfolio	128,972	15.18 to 15.80	2,006,269	0.95% to 1.65%	0.00%	2.57% to 3.20%
Ariel Fund	593,762	46.69 to 61.73	30,703,696	0.00% to 1.65%	0.19%	(12.76%) to (11.35%)
Ariel Appreciation Fund	814,231	49.84 to 63.35	43,304,230	0.00% to 1.65%	0.37%	(8.82%) to (7.34%)
Calvert S&P Mid Cap 400 Index Portfolio	8,394	65.64 to 67.19	555,632	0.95% to 1.65%	0.62%	(3.74%) to (3.34%)
Davis Value Portfolio	1,185,671	11.79 to 14.07	14,033,381	0.00% to 1.65%	0.88%	(5.65%) to (4.16%)
Delaware VIP REIT Series	417,985	10.79 to 11.07	4,586,718	0.95% to 1.65%	1.25%	8.88% to 9.60%
Delaware VIP Smid Cap Growth Series	185,686	24.18 to 24.74	4,508,213	0.95% to 1.65%	0.80%	6.19% to 6.91%
Dreyfus Mid Cap Stock Portfolio	42,690	20.04 to 20.49	856,383	0.95% to 1.25%	0.39%	(1.04%) to (0.73%)
Dreyfus Small Cap Stock Index Portfolio	61,367	15.42 to 15.83	964,368	0.95% to 1.65%	0.51%	(1.03%) to (0.38%)
Fidelity VIP Emerging Markets Portfolio	265,167	7.70 to 7.78	2,058,120	0.95% to 1.65%	1.10%	(22.54%) to (22.04%)
Fidelity VIP Growth Portfolio	1,465,427	34.18 to 42.57	51,892,849	0.00% to 1.65%	0.13%	(1.61%) to (0.95%)
Fidelity VIP Growth & Income Portfolio	1,335,183	13.87 to 17.47	20,341,865	0.00% to 1.65%	1.58%	(0.22%) to 1.33%
Fidelity VIP High Income Portfolio	814,624	7.98 to 15.32	10,688,935	0.00% to 1.65%	7.29%	2.05% to 3.72%
Fidelity VIP Index 500 Portfolio	441,782	142.10 to 169.15	65,041,562	0.00% to 1.65%	1.76%	0.18% to 1.79%
Fidelity VIP Investment Grade Bond Portfolio	1,367,838	15.30 to 23.24	27,601,116	0.00% to 1.65%	3.11%	5.30% to 7.05%
Fidelity VIP Mid Cap Portfolio	1,287,325	34.89 to 45.04	50,558,865	0.00% to 1.65%	0.02%	(12.27%) to (10.85%)
Fidelity VIP Overseas Portfolio	1,919,505	13.52 to 22.91	36,693,228	0.00% to 1.65%	1.26%	(18.64%) to (17.29%)
Goldman Sachs VIT Mid Cap Value Fund	17,734	12.73 to 13.07	230,465	0.95% to 1.65%	0.93%	(8.81%) to (7.44%)
Goldman Sachs VIT Structured Small Cap Equity Fund	140,840	13.15 to 15.47	2,130,446	0.95% to 1.65%	0.83%	(0.90%) to (0.19%)
Ibbotson Aggressive Growth ETF Portfolio	3,409	8.75 to 8.77	29,883	0.95% to 1.65%	8.03%	10.90% to 11.15% [1]
Ibbotson Balanced ETF Portfolio	4,524	10.03 to 10.07	45,463	0.95% to 1.65%	4.77%	7.73% to 8.16% [1]
Ibbotson Conservative ETF Portfolio	12,812	11.36 to 11.40	145,967	0.95% to 1.65%	9.87%	2.62% to 2.98% [1]
Ibbotson Growth ETF Portfolio	20,976	9.25 to 9.27	194,456	0.95% to 1.65%	0.29%	9.73% to 9.96% [1]
Ibbotson Income & Growth ETF Portfolio	3,389	10.70 to 10.72	36,336	0.95% to 1.65%	6.61%	5.00% to 5.20% [1]
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,170,011	15.03 to 15.53	17,592,562	0.00% to 1.25%	1.22%	(3.09%) to (1.83%)
Lazard Retirement US Small-Mid Cap Equity Portfolio	41,652	10.52 to 10.74	445,469	0.95% to 1.65%	0.00%	(10.92%) to (9.90%)
Lord Abbett Series Fund Growth Opportunities Portfolio	95,894	16.51 to 16.88	1,585,941	0.95% to 1.25%	0.00%	(11.14%) to (10.88%)
Neuberger Berman Genesis Fund	1,023,948	35.87 to 47.57	41,980,973	0.00% to 1.65%	1.68%	2.69% to 4.32%
Putnam VT Multi-Cap Growth Fund	299,072	18.93 to 19.32	5,691,176	0.00% to 1.65%	0.27%	(6.61%) to (5.06%)
Rainier Small/Mid Cap Equity Portfolio	508,905	34.05 to 49.57	21,658,615	0.00% to 1.65%	0.00%	(4.06%) to (2.50%)
Royce Capital Fund Small Cap Portfolio	894,258	11.45 to 12.46	10,914,966	0.95% to 1.65%	0.35%	(4.82%) to (4.15%)
Templeton Global Bond Securities Fund	70,573	19.38 to 19.66	1,377,463	0.95% to 1.65%	5.03%	(2.52%) to (1.85%)
T. Rowe Price Equity Income Portfolio VIP II	432,320	21.89 to 22.73	9,693,355	0.95% to 1.65%	1.58%	(2.62%) to (1.94%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	282,454	47.84 to 55.81	13,521,069	0.00% to 1.25%	0.00%	(1.54%) to (0.34%)
T. Rowe Price Small-Cap Value Fund Advisor Class	274,355	52.64 to 61.36	14,450,646	0.00% to 1.25%	0.45%	(2.07%) to (0.87%)
T. Rowe Price Prime Reserve Portfolio	7,655,537	1.02 to 1.06	8,002,187	0.95% to 1.65%	0.00%	(1.92%) to (0.93%)
Wells Fargo Advantage VT Discovery Fund	750,450	19.52 to 21.37	14,818,162	0.00% to 1.65%	0.00%	(1.16%) to 0.42%
Wells Fargo Advantage VT Opportunity Fund	196,395	36.78 to 43.17	7,224,840	0.00% to 1.25%	0.14%	(6.65%) to (5.54%)
Wilshire 5000 Index Portfolio Institutional	1,317,523	11.12 to 13.12	14,657,785	0.00% to 1.25%	1.44%	(0.80%) to 0.46%
Wilshire 5000 Index Portfolio Investment	1,603,077	10.75 to 12.75	17,295,674	0.00% to 1.65%	1.30%	(1.37%) to 0.24%
Wilshire Large Co. Growth Portfolio Institutional	447,188	35.59 to 40.70	15,916,927	0.00% to 1.25%	0.00%	(2.25%) to (1.05%)
Wilshire Large Co. Growth Portfolio Investment	562,084	34.02 to 39.85	19,175,824	0.00% to 1.65%	0.00%	(2.96%) to (1.41%)
Wilshire Large Co. Value Portfolio Investment	1,200,075	18.45 to 27.49	27,754,195	0.00% to 1.65%	0.80%	(4.90%) to (3.37%)
Wilshire Small Co. Growth Portfolio Investment	128,729	23.10 to 27.47	2,985,457	0.00% to 1.25%	0.00%	(1.53%) to (0.29%)
Wilshire Small Co. Value Portfolio Investment	172,458	17.34 to 29.03	4,236,561	0.00% to 1.65%	0.42%	(9.02%) to (7.54%)
Wilshire VIT 2015 ETF Fund	2,062,833	10.40 to 10.81	21,974,505	0.95% to 1.65%	1.52%	(0.10%) to 0.56%
Wilshire VIT 2025 ETF Fund	2,516,309	9.82 to 10.20	25,309,591	0.95% to 1.65%	1.27%	(1.31%) to (0.68%)
Wilshire VIT 2035 ETF Fund	2,654,509	9.07 to 9.42	24,609,505	0.95% to 1.65%	1.16%	(3.20%) to (2.48%)
Wilshire VIT Balanced Fund	6,980,650	15.42 to 23.99	145,499,412	0.00% to 1.65%	2.77%	(2.25%) to (0.65%)
Wilshire VIT Equity Fund	7,426,642	17.51 to 22.98	148,886,178	0.00% to 1.65%	1.34%	(4.40%) to (2.87%)
Wilshire VIT Income Fund	1,263,441	11.68 to 24.55	26,663,386	0.00% to 1.65%	4.04%	5.14% to 6.92%
Wilshire VIT International Equity Fund	2,578,523	11.11 to 12.77	28,682,328	0.00% to 1.65%	1.13%	(15.08%) to (13.77%)
Wilshire VIT Small Cap Growth Fund	2,633,373	12.41 to 14.28	32,694,155	0.00% to 1.65%	0.00%	(2.14%) to (0.56%)
Wilshire VIT Socially Responsible Fund	3,006,932	13.85 to 17.26	45,187,070	0.00% to 1.65%	0.78%	(3.01%) to (1.43%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective October 1, 2011 and the return is for the period October 1, 2011 to December 31, 2011.

42

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2010

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Cap Growth Portfolio	1,223,902	25.17 to 29.27	30,928,551	0.00% to 1.65%	0.25%	8.12% to 9.75%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	123,379	21.19 to 21.89	2,669,607	0.95% to 1.65%	0.26%	24.65% to 25.44%
AllianceBernstein VPS Small Cap Growth Portfolio	108,316	14.80 to 15.31	1,636,473	0.95% to 1.65%	0.00%	34.42% to 35.37%
Ariel Fund	620,948	53.52 to 69.63	36,658,680	0.00% to 1.65%	0.01%	24.03% to 26.26%
Ariel Appreciation Fund	876,777	54.66 to 68.37	50,950,145	0.00% to 1.65%	0.03%	17.73% to 20.24%
Calvert S&P Mid Cap 400 Index Portfolio	2,305	68.19 to 69.51	158,398	0.95% to 1.65%	1.13%	7.39% to 9.46% [1]
Credit Suisse Trust U.S. Equity Flex I Portfolio	164,445	16.36 to 18.91	2,691,756	0.00% to 1.25%	0.15%	13.14% to 14.54%
Davis Value Portfolio	1,177,276	12.46 to 14.68	14,712,734	0.00% to 1.65%	1.36%	11.04% to 12.75%
Delaware VIP REIT Series	310,061	9.91 to 10.10	3,110,898	0.95% to 1.65%	2.19%	24.65% to 25.47%
Delaware VIP Smid Cap Growth Series	178,517	22.71 to 23.14	4,062,667	0.95% to 1.65%	0.00%	33.86% to 34.77%
Dreyfus Mid Cap Stock Portfolio	44,593	20.25 to 20.64	903,735	0.95% to 1.25%	0.88%	25.46% to 25.78%
Dreyfus Small Cap Stock Index Portfolio	48,393	15.58 to 15.89	765,023	0.95% to 1.65%	0.43%	23.95% to 24.73%
Fidelity VIP Emerging Markets Portfolio	123,886	9.94 to 9.98	1,236,768	0.95% to 1.65%	1.98%	12.83% to 13.28% [1]
Fidelity VIP Growth Portfolio	1,491,040	34.74 to 42.57	53,460,825	0.00% to 1.65%	0.03%	21.89% to 24.00%
Fidelity VIP Growth & Income Portfolio	1,379,515	13.90 to 17.24	20,987,464	0.00% to 1.65%	0.46%	12.73% to 14.55%
Fidelity VIP High Income Portfolio	723,405	7.82 to 14.77	9,275,544	0.00% to 1.65%	8.18%	11.87% to 13.70%
Fidelity VIP Index 500 Portfolio	450,535	141.85 to 166.18	65,952,616	0.00% to 1.65%	1.71%	12.95% to 14.73%
Fidelity VIP Investment Grade Bond Portfolio	1,365,376	14.53 to 21.71	26,128,668	0.00% to 1.65%	3.46%	5.90% to 7.58%
Fidelity VIP Mid Cap Portfolio	1,343,890	39.77 to 50.52	59,931,013	0.00% to 1.65%	0.12%	26.58% to 28.55%
Fidelity VIP Overseas Portfolio	1,836,955	16.62 to 27.70	43,000,767	0.00% to 1.65%	1.15%	11.02% to 12.83%
Goldman Sachs VIT Mid Cap Value Fund	3,648	13.96 to 14.12	51,393	0.95% to 1.65%	1.21%	6.97% to 8.20%[1]
Goldman Sachs VIT Structured Small Cap Equity Fund	146,495	13.27 to 15.50	2,227,612	0.95% to 1.65%	0.56%	28.09% to 28.95%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,233,452	15.51 to 15.82	19,129,256	0.00% to 1.25%	0.86%	12.23% to 13.57%
Lazard Retirement US Small-Mid Cap Equity Portfolio	20,526	11.81 to 11.92	244,299	0.95% to 1.65%	0.75%	8.15% to 9.16%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	101,340	18.58 to 18.94	1,886,560	0.95% to 1.25%	0.00%	21.44% to 21.80%
Neuberger Berman Genesis Fund	1,052,499	34.93 to 45.60	41,860,164	0.00% to 1.65%	0.00%	19.17% to 21.05%
Putnam VT Multi-Cap Growth Fund	322,180	20.27 to 20.35	6,537,790	0.00% to 1.65%	0.00%	12.87% to 13.32% [2]
Rainier Small/Mid Cap Equity Portfolio	532,120	35.49 to 50.84	23,514,637	0.00% to 1.65%	0.00%	22.93% to 24.85%
Royce Capital Fund Small Cap Portfolio	876,606	12.03 to 13.00	11,202,589	0.95% to 1.65%	0.12%	18.64% to 19.38%
Templeton Global Bond Securities Fund	32,214	19.86 to 20.03	643,166	0.95% to 1.65%	0.08%	3.55% to 4.43% [1]
T. Rowe Price Equity Income Portfolio VIP II	372,096	22.48 to 23.18	8,529,333	0.95% to 1.65%	1.62%	12.96% to 13.68%
T. Rowe Price Small-Cap Stock Fund Advisor Class	315,011	48.59 to 56.00	15,319,405	0.00% to 1.25%	0.00%	30.69% to 32.20%
T. Rowe Price Small-Cap Value Fund Advisor Class	307,417	53.75 to 61.90	16,536,485	0.00% to 1.25%	0.55%	23.48% to 24.97%
T. Rowe Price Prime Reserve Portfolio	5,530,434	1.04 to 1.07	5,850,718	0.95% to 1.65%	0.12%	(1.89%) to (0.93%)
Wells Fargo Advantage VT Discovery Fund	735,383	19.75 to 21.28	14,632,161	0.00% to 1.65%	0.00%	33.45% to 35.54%
Wells Fargo Advantage VT Opportunity Fund	213,391	39.40 to 45.70	8,411,675	0.00% to 1.25%	0.73%	22.28% to 23.81%
Wilshire 5000 Index Portfolio Institutional	1,464,756	11.21 to 13.06	16,423,058	0.00% to 1.25%	1.51%	15.33% to 16.71%
Wilshire 5000 Index Portfolio Investment	1,606,297	10.86 to 12.72	17,509,520	0.00% to 1.65%	1.36%	14.55% to 16.38%
Wilshire Large Co. Growth Portfolio Institutional	503,690	36.41 to 41.13	18,341,714	0.00% to 1.25%	0.40%	18.10% to 20.16%
Wilshire Large Co. Growth Portfolio Investment	570,134	34.93 to 40.42	19,964,807	0.00% to 1.65%	0.05%	17.19% to 19.23%
Wilshire Large Co. Value Portfolio Investment	1,234,579	19.40 to 28.45	29,912,303	0.00% to 1.65%	0.53%	11.62% to 13.44%
Wilshire Small Co. Growth Portfolio Investment	139,396	23.46 to 27.55	3,283,519	0.00% to 1.25%	0.00%	24.72% to 26.20%
Wilshire Small Co. Value Portfolio Investment	175,569	16.34 to 31.40	4,718,894	0.00% to 1.65%	0.84%	21.71% to 23.62%
Wilshire VIT 2015 ETF Fund	2,120,538	10.41 to 10.75	22,520,046	0.95% to 1.65%	0.72%	9.81% to 10.60%
Wilshire VIT 2025 ETF Fund	2,096,910	9.95 to 10.27	21,284,495	0.95% to 1.65%	0.70%	10.07% to 10.91%
Wilshire VIT 2035 ETF Fund	2,107,918	9.37 to 9.66	20,115,067	0.95% to 1.65%	0.63%	10.89% to 11.55%
Wilshire VIT Balanced Fund	7,686,412	15.99 to 24.15	163,240,185	0.00% to 1.65%	2.01%	9.18% to 10.93%
Wilshire VIT Equity Fund	8,191,226	18.29 to 23.66	171,072,399	0.00% to 1.65%	0.78%	9.83% to 11.60%
Wilshire VIT Income Fund	1,319,391	11.87 to 22.98	26,403,562	0.00% to 1.65%	3.60%	7.38% to 9.11%
Wilshire VIT International Equity Fund	2,754,620	13.04 to 14.81	35,957,470	0.00% to 1.65%	1.36%	8.33% to 10.03%
Wilshire VIT Small Cap Growth Fund	2,894,534	12.63 to 14.36	36,583,498	0.00% to 1.65%	0.00%	24.25% to 26.19%
Wilshire VIT Socially Responsible Fund	3,270,077	14.28 to 17.51	50,468,759	0.00% to 1.65%	1.06%	10.02% to 11.74%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective May 1, 2010 and the return is for the period May 1,2010 to December 31, 2010.

[2]	This fund became effective September 24, 2010 and the return is for the period September 24, 2010 to December 31, 2010.

43

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2009

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Cap Growth Portfolio	1,207,478	23.25 to 26.67	28,112,747	0.00% to 1.65%	0.00%	35.03% to 40.29%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	109,943	17.00 to 17.45	1,901,846	0.95% to 1.65%	0.78%	40.50% to 41.41%
AllianceBernstein VPS Small Cap Growth Portfolio	90,948	11.01 to 11.31	1,017,795	0.95% to 1.65%	0.00%	39.19% to 40.15%
Ariel Fund	638,971	43.15 to 55.15	30,301,619	0.00% to 1.65%	0.02%	60.95% to 71.27%
Ariel Appreciation Fund	945,959	46.43 to 56.86	46,507,541	0.00% to 1.65%	0.14%	60.49% to 69.28%
Credit Suisse Trust U.S. Equity Flex I Portfolio	174,021	14.46 to 16.51	2,518,458	0.00% to 1.25%	1.09%	23.17% to 26.80%
Davis Value Portfolio	1,115,609	11.18 to 13.02	12,509,779	0.00% to 1.65%	0.91%	29.08% to 35.20%
Delaware VIP Growth Opportunities Series	100,902	16.89 to 17.17	1,707,546	0.95% to 1.65%	0.00%	42.94% to 43.80%
Delaware VIP REIT Series	193,196	7.95 to 8.05	1,548,727	0.95% to 1.65%	2.73%	21.19% to 22.15%
Delaware VIP Trend Series	40,646	29.25 to 29.71	1,191,178	0.95% to 1.65%	0.00%	52.06% to 53.07%
Dreyfus Mid Cap Stock Portfolio	46,420	16.14 to 16.41	750,223	0.95% to 1.25%	0.93%	33.72% to 34.18%
Dreyfus Small Cap Stock Index Portfolio	29,528	12.57 to 12.74	375,227	0.95% to 1.65%	1.14%	22.87% to 23.93%
Fidelity VIP Growth Portfolio	1,473,214	28.50 to 34.33	43,147,049	0.00% to 1.65%	0.20%	26.05% to 27.81%
Fidelity VIP Growth & Income Portfolio	1,372,009	12.33 to 15.05	18,441,760	0.00% to 1.65%	0.87%	25.05% to 27.00%
Fidelity VIP High Income Portfolio	660,844	6.99 to 12.99	7,539,601	0.00% to 1.65%	8.35%	41.21% to 44.49%
Fidelity VIP Index 500 Portfolio	441,350	125.59 to 144.85	56,980,649	0.00% to 1.65%	2.29%	24.42% to 26.31%
Fidelity VIP Investment Grade Bond Portfolio	1,333,819	13.72 to 20.18	24,017,162	0.00% to 1.65%	8.32%	13.76% to 15.51%
Fidelity VIP Mid Cap Portfolio	1,356,374	31.42 to 39.30	47,599,598	0.00% to 1.65%	0.46%	37.63% to 39.76%
Fidelity VIP Overseas Portfolio	1,748,158	14.92 to 24.56	36,731,205	0.00% to 1.65%	1.95%	24.40% to 32.19%
Goldman Sachs VIT Structured Small Cap Equity Fund	148,207	10.36 to 12.02	1,752,577	0.95% to 1.65%	1.18%	25.73% to 26.53%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,268,885	13.82 to 13.93	17,532,576	0.00% to 1.25%	0.00%	34.04% to 35.11% [1]
Lord Abbett Series Fund Growth Opportunities Portfolio	105,050	15.30 to 15.55	1,609,514	0.95% to 1.25%	0.00%	43.93% to 44.25%
Neuberger Berman Genesis Fund	1,066,057	29.31 to 37.67	35,450,501	0.00% to 1.65%	0.00%	23.98% to 27.39%
Putnam VT Vista Fund	453,696	10.86 to 13.84	5,367,132	0.00% to 1.65%	0.00%	36.60% to 39.66%
Rainier Small/Mid Cap Equity Portfolio	549,865	28.87 to 40.72	19,696,547	0.00% to 1.65%	0.00%	27.86% to 31.87%
Royce Capital Fund Small Cap Portfolio	836,413	10.14 to 10.89	8,973,156	0.95% to 1.65%	0.00%	33.25% to 34.11%
T. Rowe Price Equity Income Portfolio VIP II	304,476	19.90 to 20.39	6,153,514	0.95% to 1.65%	1.65%	23.37% to 24.18%
T. Rowe Price Small-Cap Stock Fund Advisor Class	340,280	37.18 to 42.36	12,662,814	0.00% to 1.25%	0.00%	36.59% to 40.40%
T. Rowe Price Small-Cap Value Fund Advisor Class	333,270	43.53 to 49.53	14,516,826	0.00% to 1.25%	0.81%	25.19% to 28.42%
T. Rowe Price Prime Reserve Portfolio	5,056,939	1.05 to 1.08	5,405,611	0.95% to 1.65%	0.41%	(0.94%) to 0.00%
Wells Fargo Advantage VT Discovery Fund	750,531	14.80 to 15.70	11,146,144	0.00% to 1.65%	0.00%	38.19% to 40.30%
Wells Fargo Advantage VT Opportunity Fund	227,578	32.22 to 36.91	7,335,515	0.00% to 1.25%	0.00%	46.06% to 51.15%
Wilshire 5000 Index Portfolio Institutional	1,592,588	9.72 to 11.19	15,483,897	0.00% to 1.25%	1.70%	25.58% to 29.51%
Wilshire 5000 Index Portfolio Investment	1,556,902	9.44 to 10.93	14,473,733	0.00% to 1.65%	1.55%	25.16% to 30.43%
Wilshire Large Co. Growth Portfolio Institutional	548,261	30.83 to 34.23	16,905,295	0.00% to 1.25%	0.32%	32.55% to 34.82%
Wilshire Large Co. Growth Portfolio Investment	565,588	29.69 to 33.90	16,833,893	0.00% to 1.65%	0.00%	31.63% to 35.76%
Wilshire Large Co. Value Portfolio Investment	1,233,745	17.38 to 25.08	26,675,709	0.00% to 1.65%	0.84%	26.58% to 33.26%
Wilshire Small Co. Growth Portfolio Investment	146,055	18.81 to 21.83	2,759,010	0.00% to 1.25%	0.00%	28.92% to 31.59%
Wilshire Small Co. Value Portfolio Investment	169,011	13.32 to 25.40	3,737,353	0.00% to 1.65%	0.88%	20.93% to 24.88%
Wilshire VIT 2015 ETF Fund	1,964,483	9.48 to 9.72	18,926,449	0.95% to 1.65%	3.43%	18.50% to 19.26%
Wilshire VIT 2025 ETF Fund	1,585,252	9.04 to 9.26	14,547,287	0.95% to 1.65%	2.35%	18.64% to 19.33%
Wilshire VIT 2035 ETF Fund	1,563,944	8.45 to 8.66	13,407,056	0.95% to 1.65%	1.31%	19.01% to 19.94%
Wilshire VIT Balanced Fund	8,320,445	14.71 to 21.77	161,237,285	0.00% to 1.65%	3.29%	16.24% to 18.06%
Wilshire VIT Equity Fund	8,922,263	16.52 to 21.20	168,977,639	0.00% to 1.65%	1.20%	21.71% to 23.57%
Wilshire VIT Income Fund	1,337,460	11.49 to 21.07	24,835,001	0.00% to 1.65%	4.60%	11.47% to 13.95%
Wilshire VIT International Equity Fund	2,883,200	11.99 to 13.46	34,611,537	0.00% to 1.65%	1.79%	28.98% to 31.06%
Wilshire VIT Small Cap Growth Fund	3,089,318	10.13 to 11.38	31,301,781	0.00% to 1.65%	0.00%	26.65% to 28.59%
Wilshire VIT Socially Responsible Fund	3,517,148	12.98 to 15.67	49,150,119	0.00% to 1.65%	1.71%	19.74% to 21.57%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective April 25, 2009 and the return is for the period April 25, 2009 to December 31, 2009.

44

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2012

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008

Account Division	Units	Unit Fair Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio ***	Total Return Lowest to Highest **
AllianceBernstein VPS Large Cap Growth Portfolio	1,170,219	17.15 to 19.01	20,099,299	0.00% to 1.65%	0.00%	(40.74%) to (39.82%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	87,935	12.10 to 12.34	1,078,565	0.95% to 1.65%	0.44%	(36.72%) to (36.33%)
AllianceBernstein VPS Small Cap Growth Portfolio	61,861	7.91 to 8.07	495,480	0.95% to 1.65%	0.00%	(46.48%) to (46.13%)
Ariel Fund	625,151	26.81 to 32.20	18,352,661	0.00% to 1.65%	1.07%	(49.05%) to (48.31%)
Ariel Appreciation Fund	989,534	28.93 to 33.59	30,199,392	0.00% to 1.65%	0.61%	(41.65%) to (40.58%)
Credit Suisse Trust Small Cap Growth Portfolio	180,757	11.74 to 13.02	2,122,754	0.00% to 1.25%	0.09%	(35.35%) to (34.57%)
Davis Value Portfolio	1,025,090	8.62 to 9.63	8,864,063	0.00% to 1.65%	1.19%	(41.26%) to (40.30%)
Delaware VIP Growth Opportunities Series	91,894	11.78 to 11.97	1,084,299	0.95% to 1.65%	0.00%	(41.64%) to (41.24%)
Delaware VIP REIT Series	59,864	6.56 to 6.59	393,784	0.95% to 1.65%	0.00%	(39.59%) to (39.32%) [1]
Delaware VIP Trend Series	32,161	19.16 to 19.47	617,905	0.95% to 1.65%	0.00%	(47.68%) to (47.38%)
Dreyfus Midcap Stock Portfolio Service Class	48,269	12.07 to 12.23	583,155	0.95% to 1.25%	0.81%	(41.12%) to (41.00%)
Dreyfus Small Cap Stock Index Portfolio	5,570	10.22 to 10.28	57,261	0.95% to 1.65%	0.00%	(30.29%) to (29.88%) [2]
Fidelity VIP Growth Portfolio	1,361,726	22.61 to 26.86	31,529,187	0.00% to 1.65%	0.67%	(48.13%) to (47.31%)
Fidelity VIP Growth & Income Portfolio	1,265,493	9.86 to 11.85	13,547,219	0.00% to 1.65%	1.09%	(42.77%) to (41.88%)
Fidelity VIP High Income Portfolio	647,474	4.95 to 8.99	5,221,797	0.00% to 1.65%	9.44%	(26.30%) to (25.15%)
Fidelity VIP Index 500 Portfolio	422,964	100.94 to 114.68	43,727,911	0.00% to 1.65%	2.11%	(38.13%) to (37.16%)
Fidelity VIP Investment Grade Bond Portfolio	1,349,135	12.06 to 17.47	21,290,055	0.00% to 1.65%	4.08%	(4.96%) to (3.48%)
Fidelity VIP Mid Cap Portfolio	1,339,005	22.83 to 28.12	34,008,276	0.00% to 1.65%	0.26%	(40.53%) to (39.59%)
Fidelity VIP Overseas Portfolio	1,599,063	12.07 to 18.58	26,925,968	0.00% to 1.65%	2.85%	(44.85%) to (43.96%)
Goldman Sachs VIT Structured Small Cap Equity Fund	139,157	8.24 to 9.50	1,303,227	0.95% to 1.65%	0.76%	(35.04%) to (34.62%)
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,387,930	9.97 to 11.05	13,856,776	0.00% to 1.25%	1.38%	(34.75%) to (33.95%)
Lord Abbett Series Fund Growth Opportunities Portfolio	113,111	10.63 to 10.78	1,204,312	0.95% to 1.25%	0.00%	(38.98%) to (38.78%)
Neuberger Berman Genesis Fund	1,026,006	23.64 to 29.57	27,416,110	0.00% to 1.65%	0.00%	(34.04%) to (33.02%)
Putnam VT Vista Fund	459,438	7.95 to 9.91	3,962,689	0.00% to 1.65%	0.00%	(46.39%) to (45.52%)
Rainier Small/Mid Cap Equity Portfolio	527,636	22.58 to 30.88	14,730,527	0.00% to 1.65%	0.00%	(49.60%) to (48.81%)
Royce Capital Fund Small-Cap Portfolio	719,426	7.61 to 8.12	5,772,683	0.95% to 1.65%	0.75%	(28.34%) to (27.89%)
T. Rowe Price Equity Income Portfolio VIP II	213,595	16.13 to 16.42	3,485,050	0.95% to 1.65%	2.52%	(37.26%) to (36.75%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	357,317	27.22 to 30.17	9,735,440	0.00% to 1.25%	0.00%	(34.28%) to (33.46%)
T. Rowe Price Small-Cap Value Fund Advisor Class	345,700	34.77 to 38.57	12,029,462	0.00% to 1.25%	0.64%	(29.57%) to (28.73%)
T. Rowe Price VIP Prime Reserves Portfolio	6,137,607	1.06 to 1.08	6,610,699	0.95% to 1.65%	2.91%	0.95% to 1.90%
Wells Fargo Advantage VT Discovery Fund	724,582	10.69 to 11.19	7,756,479	0.00% to 1.65%	0.00%	(45.22%) to (44.36%)
Wells Fargo Advantage VT Opportunity Fund	243,591	22.06 to 24.42	5,376,556	0.00% to 1.25%	2.02%	(40.81%) to (40.10%)
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,644,347	7.74 to 8.64	12,723,239	0.00% to 1.25%	1.42%	(37.68%) to (37.03%)
Dow Jones Wilshire 5000 Index Portfolio Investment	1,417,569	7.52 to 8.38	10,693,791	0.00% to 1.65%	1.37%	(38.12%) to (37.09%)
Wilshire Large Co. Growth Portfolio Institutional	580,659	23.26 to 25.39	13,508,340	0.00% to 1.25%	0.00%	(42.40%) to (41.81%)
Wilshire Large Co. Growth Portfolio Investment	548,865	22.48 to 24.97	12,368,298	0.00% to 1.65%	0.00%	(42.76%) to (41.90%)
Wilshire Large Co. Value Portfolio Investment	1,180,637	13.73 to 18.82	20,103,855	0.00% to 1.65%	1.56%	(42.48%) to (41.55%)
Wilshire Small Co. Growth Portfolio Investment	147,707	14.59 to 16.59	2,164,411	0.00% to 1.25%	0.00%	(39.96%) to (39.21%)
Wilshire Small Co. Value Portfolio Investment	157,778	10.93 to 20.34	2,874,752	0.00% to 1.65%	0.96%	(33.83%) to (32.78%)
Wilshire VIT 2015 Moderate Fund	1,660,001	8.00 to 8.15	13,439,577	0.95% to 1.65%	2.44%	(25.58%) to (25.09%)
Wilshire VIT 2025 Moderate Fund	1,146,385	7.62 to 7.76	8,836,127	0.95% to 1.65%	2.95%	(29.31%) to (28.87%)
Wilshire VIT 2035 Moderate Fund	934,629	7.10 to 7.22	6,704,682	0.95% to 1.65%	2.35%	(34.20%) to (33.82%)
Wilshire VIT Balanced Fund	9,066,753	12.87 to 18.44	150,607,364	0.00% to 1.65%	6.32%	(27.80%) to (26.68%)
Wilshire VIT Equity Fund	9,547,087	13.52 to 17.16	147,989,855	0.00% to 1.65%	0.86%	(41.12%) to (40.18%)
Wilshire VIT Income Fund	1,484,744	10.64 to 18.49	24,667,907	0.00% to 1.65%	5.38%	(7.82%) to (6.36%)
Wilshire VIT International Equity Fund	2,895,747	9.26 to 10.27	26,837,394	0.00% to 1.65%	1.54%	(44.63%) to (43.70%)
Wilshire VIT Small Cap Growth Fund	3,172,868	7.97 to 8.85	25,299,484	0.00% to 1.65%	0.00%	(47.25%) to (46.43%)
Wilshire VIT Socially Responsible Fund	3,652,756	10.84 to 12.89	42,492,650	0.00% to 1.65%	1.38%	(41.34%) to (40.41%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective June 1, 2008 and the return is for the period June 1, 2008 to December 31, 2008.

[2]	This fund became effective May 1, 2008 and the return is for the period May 1, 2008 to December 31, 2008.

45

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements and Schedules

December 31, 2012 and 2011

(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report

The Audit Committee of the Board of Directors

Horace Mann Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2012 and 2011, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2012, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 8 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2012 and 2011, or the results of its operations or its cash flow for each of the years in the three-year period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2012, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV are presented for purposes of additional analysis and are not a required part of the financial statements but is supplementary information required to be presented. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

KPMG LLP

Chicago, Illinois

April 25, 2013

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2012 and 2011

(In thousands)

	December 31
Admitted Assets	2012	2011

Cash and investments:
Bonds	$4,487,033	$4,173,693
Preferred stocks	15,430	20,824
Common stocks	6,307	5
Mortgage loans on real estate	12,240	12,598
Cash	9,072	2,908
Short-term investments	47,430	53,986
Contract loans	134,892	128,354
Other invested assets and receivable for securities	79,853	26,109

Total cash and investments	4,792,257	4,418,477

Investment income due and accrued	53,546	51,679
Uncollected premiums	561	630
Deferred premiums	46,951	46,739
Current federal income tax recoverable	-	12,931
Deferred tax assets	8,927	10,437
Guaranty funds receivable or on deposit	423	368
Receivable from parent, subs or affiliates	25	7
Other assets	1,550	2,202
Variable annuity assets held in separate accounts	1,398,281	1,273,764

Total admitted assets	$6,302,521	$5,817,234

(Continued)

6

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2012 and 2011

(In thousands, except share data)

	December 31
Liabilities and Capital and Surplus	2012	2011

Policy liabilities:
Aggregate reserves:
Life and annuity	$4,337,990	$3,991,841
Accident and health	4,296	4,963
Unpaid benefits:
Life	13,489	12,740
Accident and health	166	175
Policyholder funds on deposit	102,347	113,751
Remittances not allocated	729	1,707

Total policy liabilities	4,459,017	4,125,177

Interest maintenance reserve	78,607	71,088
Accrued expenses	2,154	1,728
Current federal income taxes payable	3,422	-
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,534)	(12,078)
Other liabilities	1,889	2,686
Asset valuation reserve	21,566	14,453
Payable to parent, subsidiaries and affiliates	418	498
Payable for securities	2,007	236
Variable annuity liabilities held in separate accounts	1,398,281	1,273,764

Total liabilities	5,954,827	5,477,552

Capital and surplus:
Capital stock, $1 par value. Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds – additional admitted deferred tax assets	-	5,617
Unassigned surplus	301,490	287,861

Total capital and surplus	347,694	339,682

Total liabilities and capital and surplus	$6,302,521	$5,817,234

See accompanying notes to statutory financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2012, 2011 and 2010

(In thousands)

	Year Ended December 31
	2012	2011	2010
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$416,006	$433,407	$395,469
Life	95,278	94,189	94,498
Supplementary contracts	8,407	10,372	9,147
Accident and health	2,848	3,113	3,451

Total premiums, annuity and supplementary contract considerations	522,539	541,081	502,565

Net investment income	265,102	251,553	235,739
Amortization of interest maintenance reserve	7,231	6,047	4,892
Management fee income from separate accounts	16,971	16,708	15,547
Fees from sales of third-party vendor products	3,496	3,354	3,854
Other	2,974	2,983	2,686

Total revenue	818,313	821,726	765,283

Benefits and expenses:
Provisions for claims and benefits:
Annuity	524,692	533,965	486,203
Life	104,653	106,994	105,065
Supplementary contracts	18,662	20,163	19,621
Accident and health	1,064	1,609	1,185

Total claims and benefits	649,071	662,731	612,074

Commissions	32,226	32,441	30,317
General and other expenses	65,174	61,047	60,238

Total benefits and expenses	746,471	756,219	702,629

Net gain before dividends to policyholders and federal income tax expense	71,842	65,507	62,654
Federal income tax expense	22,004	12,085	10,794

Net gain from operations	49,838	53,422	51,860
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	(4,990)	295	(5,339)

Net income	$44,848	$53,717	$46,521

See accompanying notes to statutory financial statements.

8

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2012, 2011 and 2010

(In thousands)

	Year Ended December 31
	2012	2011	2010

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds – additional admitted deferred tax assets:
Balance at beginning of year	5,617	7,359	7,881
Change in additional admitted deferred tax assets	(5,617)	(1,742)	(522)

Balance at end of year	-	5,617	7,359

Unassigned surplus:
Balance at beginning of year	287,861	269,300	253,465
Net income	44,848	53,717	46,521
Change in net deferred income tax	(662)	(6,301)	(11,015)
Change in non-admitted assets	1,179	6,812	10,963
Change in net unrealized capital gains (losses)	3,760	(609)	241
Change in asset valuation reserve	(7,113)	(9,058)	(875)
Release of special surplus funds – additional admitted deferred tax assets	5,617	-	-
Dividends to stockholder	(34,000)	(26,000)	(30,000)

Balance at end of year	301,490	287,861	269,300

Total capital and surplus	$347,694	$339,682	$322,863

See accompanying notes to statutory financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2012, 2011 and 2010

(In thousands)

	Year Ended December 31
	2012	2011	2010
Cash from operations:
Revenue received:
Premiums considerations and deposits	$522,221	$541,186	$502,596
Investment income	244,851	221,202	213,132
Management fee income from Separate accounts	16,971	16,708	15,547
Fees from sales of third party vendor products	3,496	3,354	3,854
Other income	2,974	2,983	2,686

Total revenue received	790,513	785,433	737,815

Benefits and expenses paid:
Claims, benefits and net transfers	302,864	302,521	333,800
Expenses	96,863	93,359	91,965
Federal income taxes	8,825	18,493	25,200

Total benefits and expenses paid	408,552	414,373	450,965

Net cash from operations	381,961	371,060	286,850

Cash from investments:
From investments sold or matured:
Bonds	818,001	568,564	1,039,918
Stocks	7,686	3,988	98,614
Mortgage loans	358	330	2,979
Other invested assets	-	773	1,967
Miscellaneous proceeds	1,989	486	6,460

Total investment proceeds	828,034	574,141	1,149,938

Cost of investments acquired:
Bonds	(1,099,050)	(991,001)	(1,464,714)
Stocks	(7,748)	(4,060)	(13,503)
Other invested assets	(50,000)	(2,116)	-
Miscellaneous applications	-	(12,438)	-

Total investments acquired	(1,156,798)	(1,009,615)	(1,478,217)

Net increase in contract loans	(6,538)	(6,441)	(8,411)

Total for investments acquired	(1,163,336)	(1,016,056)	(1,486,628)

Net cash used for investments	(335,302)	(441,915)	(336,690)

(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2012, 2011 and 2010

(In thousands)

	Year Ended December 31
	2012	2011	2010
Cash from financing and miscellaneous:
Cash provided (applied):
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	$(11,412)	$(13,107)	$(6,169)
Dividends to stockholders	(34,000)	(26,000)	(30,000)
Other cash (applied) provided	(1,639)	1,774	4,492

Net cash used for financing and miscellaneous	(47,051)	(37,333)	(31,677)

Net change in cash and short term investments	(392)	(108,188)	(81,517)
Cash and short-term investments at beginning of year	56,894	165,082	246,599

Cash and short-term investments at end of year	$56,502	$56,894	$165,082

See accompanying notes to statutory financial statements.

11

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(1)	Background and Significant Accounting Policies

Organization

Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2012, 2011 and 2010, the Company did not participate in any business combinations nor discontinue any operations.

Basis of Presentation

The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2012 and 2011 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.

Investments

Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined using third party pricing services and consideration of factors including the quality of issuer, interest rates, and maturity dates.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. When pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. When the NAIC fair value is not available, common stocks are valued by using non-binding broker quotes.

(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 8% coupon rate and will be paid in full on May 1, 2029. No new mortgage loans were issued during 2012, 2011 and 2010. The Company did not reduce interest rates of any outstanding mortgage loans during 2012, 2011 and 2010. During 2012, 2011 and 2010, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

The Company accounts for other investments in limited liability companies based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership.

At December 31, 2012 and 2011, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.

The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.

(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

The balance of the AVR by component at December 31, is as follows:

	2012	2011

Bonds, preferred stocks and short-term investments	$18,912	$12,743
Mortgage loans	-	1
Real estate and other invested assets	2,416	1,709
Common stocks	238	-

Total AVR	$21,566	$14,453

At December 31, 2012 and 2011 the AVR was held at a level equal to 54.56% and 43.64%, respectively of the maximum reserve level allowed by the NAIC.

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.

Aggregate Reserves

Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2012 and 2011 were $5,182 and $4,663, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.

(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Reserve for Deposit-Type Contracts

The reserve for deposit-type contracts primarily includes supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only. At December 31, 2012 and 2011 the supplemental contract liability was $97,727 and $110,261, respectively, based on average credited interest rates of 3.58% and 3.64% in 2012 and 2011, respectively and is included in “policyholder funds on deposit.”

Life Premiums

Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2012, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,319	$1,167
Ordinary renewal	38,695	46,408
Group Life	108	108

Total	$41,122	$47,683

Mutual Fund Service Fee Income

The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.

Fees From Sales of Third-Party Vendor Products

The Company has programs to offer variable universal life, fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

To assist agents in delivering the Horace Mann Value Proposition, the Company has entered into third-party vendor agreements with American Funds Distributors, Inc. and Fidelity Distributors Corporation to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts utilizing these funds. The Company also markets 403(b)(7) tax-deferred mutual fund investment programs and fixed indexed annuities through additional third party vendor agreements. Third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.

(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Income Taxes

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.

The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

The Company classifies all interest and penalties as income tax expense.

Acquisition Expenses

The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

Non-admitted Assets

Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.

Use of Estimates

The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

The Company has reclassified the presentation of certain prior period information to conform with the 2012 presentation.

Subsequent Events

The Company had no Type I or Type II subsequent events that merited recognition or disclosure in these statements for the year. Subsequent events were evaluated through the date that the financial statements were issued.

(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Change in Accounting Principles

The Company adopted SSAP 101, A Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101) for 2012. Under SSAP 101 DTA admissibility is no longer elective and the reversal and surplus limitation parameters in the admissibility test are determined based on the Company’s risk-based capital level. It also requires gross DTAs to be reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Finally, the guidance sets a more-likely-than-not threshold for recording contingent tax liabilities. There was no cumulative effect or impact to the financial statements as a result of adopting this pronouncement, except as discussed below. SSAP 101 does not require separate reporting as special surplus funds in the statutory statement of capital and surplus as previously required under SSAP 10R.

Effective January 1, 2012, with the adoption of SSAP 101, $5,617 of additional admitted deferred tax assets reported as special surplus funds were reclassified to unassigned surplus.

(2)	Investments

Net Investment Income

The components of net investment income were as follows:

	2012	2011	2010

Interest on bonds	$256,735	$244,787	$223,687
Preferred stock income	1,491	1,448	6,398
Interest on mortgage loans	991	1,018	1,493
Interest on short-term investments	60	236	499
Interest on contract loans	7,763	7,371	7,328
Other investment income	4,152	2,107	2,198

Gross investment income	271,192	256,967	241,603
Investment expenses	6,090	5,414	5,864

Net investment income	$265,102	$251,553	$235,739

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2012 and 2011.

Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The IMR at December 31 is as follows:

	2012	2011	2010

Reserve balance, beginning of year	$71,088	$60,631	$45,897
Current year capital gains, net of tax	14,750	16,504	19,626
Amortization of IMR	(7,231)	(6,047)	(4,892)

Reserve balance, end of year	$78,607	$71,088	$60,631

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2012	2011	2010

Bonds	$12,140	$25,891	$14,928
Common stocks	18	(44)	1,974
Preferred stocks	776	330	(1,181)

Net realized investment gains	12,934	26,177	15,721

Less federal income tax expense	3,174	9,378	1,434
Transferred to IMR	(14,750)	(16,504)	(19,626)

Net realized investment gains (losses) net of tax and transfers to IMR	$(4,990)	$295	$(5,339)

Net realized gains were $12,934, $26,177 and $15,721 in 2012, 2011 and 2010, respectively. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded an impairment write-down of $1 in 2012 compared to impairment write-downs of $64 and $6,282 in 2011 and 2010, respectively. The 2012 impairment loss included $1 related to bonds. The 2011 impairment losses included $20 related to bonds and $44 related to common stock. The 2010 impairment losses were all related to bonds. Losses realized in 2012 included $798 from the sale of securities that had been previously impaired. An additional small gain of $152 was recorded due to recovery from litigation proceeds for securities that were impaired in prior years. Gains realized in 2011 included $111 from the sale of securities that had been previously impaired. An additional small gain of $486 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.

Change in Net Unrealized Capital Gains (Losses)

Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also includes the impact of deferred taxes. This amount was $1,355, $(669) and $(341) at December 31, 2012, 2011, and 2010, respectively.

	2012	2011	2010
Net unrealized capital gains (losses):
Beginning	$(1,242)	$(633)	$(875)
End of year	2,518	(1,242)	(633)

Change in net unrealized capital gains (losses)	$3,760	$(609)	$241

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds and Preferred Stocks

The carrying value and statutory fair value of investments in bonds, preferred and common stocks as of December 31, 2012 and 2011 are as follows:

December 31, 2012	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bonds
U.S. Governments	$41,634	$4,931	$(1)	$46,564
All Other Governments	46,378	8,366	-	54,744
States, Territories and Possessions (Direct and Guaranteed)	700,395	129,141	(352)	829,184
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	845,065	104,219	(259)	949,025
Industrial & Miscellaneous (Unaffiliated)	2,815,456	344,430	(3,778)	3,156,108
Hybrid Securities	38,105	2,843	(3,232)	37,716
Preferred Stocks	15,430	2,703	(434)	17,699
Common Stocks	6,307	-	-	6,307

Total	$4,508,770	$596,633	$(8,056)	$5,097,347

December 31, 2011	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Bonds
U.S. Governments	$541,109	$41,256	$(1)	$582,364
All Other Governments	42,423	4,983	-	47,406
States, Territories and Possessions (Direct and Guaranteed)	638,243	91,794	-	730,037
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	506,424	71,752	(143)	578,033
Industrial & Miscellaneous (Unaffiliated)	2,387,537	228,262	(26,236)	2,589,563
Hybrid Securities	57,957	2,137	(5,261)	54,833
Preferred Stocks	20,824	3,220	-	24,044
Common Stocks	5	-	-	5

Total	$4,194,522	$443,404	$(31,641)	$4,606,285

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $322,078 and $482,229; Federal Home Loan Mortgage Association of $412,342 and $330,686; Government National Mortgage Association of $113,949 and $102,690; and Other Government of $38,330 and $125,181 as of December 31, 2012 and 2011, respectively.

(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

At December 31, 2012 and 2011, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	12 months or less		More than 12 months
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$7	$-	$50	$1
All Other Governments	-	-	-	-
States, Territories And Possessions (Direct and Guaranteed)	23,393	352	-	-
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	20,943	259	-	-
Industrial & Miscellaneous (Unaffiliated)	128,633	2,130	34,907	1,648
Hybrid Securities	3,372	62	10,705	3,170
Preferred stocks	1,011	434	-	-

Total	$177,359	$3,237	$45,662	$4,819

	12 months or less		More than 12 months
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$71	$1	$-	$-
All Other Governments	-	-	-	-
States, Territories And Possessions (Direct and Guaranteed)	-	-	-	-
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	3,448	132	1,511	11
Industrial & Miscellaneous (Unaffiliated)	372,160	11,307	41,257	14,929
Hybrid Securities	9,440	380	10,423	4,881
Preferred stocks	-	-	-	-

Total	$385,119	$11,820	$53,191	$19,821

At December 31, 2012, the gross unrealized capital loss position in the investment portfolio was $8,056 (97 positions and less than 1% of the investment portfolio’s fair value). Securities with an investment grade rating represented 86% of the gross unrealized capital losses. The largest single unrealized capital loss was $2,535 on a highly rated large U.S. financial institution. The portfolio included 36 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $4,819. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2012 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2012.

(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds by NAIC class at December 31 are as follows:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Class 1	$2,725,635	$3,120,322	$2,766,393	$3,079,019
Class 2	1,548,296	1,725,310	1,200,218	1,299,611
Class 3	100,447	109,415	87,264	88,775
Class 4	104,953	110,939	104,090	101,906
Class 5	7,679	7,321	15,202	12,399
Class 6	23	34	526	527

Total by class	$4,487,033	$5,073,341	$4,173,693	$4,582,237

At December 31, 2012, .03% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The fair value of CMOs at December 31, 2012 was $416,268 compared to a $370,047 carrying value. The average duration of the Company’s investment in CMOs was 6.2 years at December 31, 2012.

At December 31, 2012 and 2011, 4.8% and 4.0% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.

The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.

December 31, 2012	Carrying Value	Fair Value

Due in one year or less	$158,161	$178,828
Due after one year through five years	884,858	1,000,480
Due after five years through ten years	1,727,905	1,953,685
Due after ten years through twenty years	937,818	1,060,360
Due after twenty years	778,291	879,988

Total bonds	$4,487,033	$5,073,341

Proceeds from the sale of investments in bonds and stocks during 2012, 2011 and 2010 were $310,839, $246,688 and $549,591, respectively. Gross gains of $22,687, $22,485 and $34,787 and gross losses of $12,345, $526 and $17,930 were realized on those sales for 2012, 2011 and 2010, respectively.

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Loan-backed and Structured Securities

At December 31, 2012, the Company had loan-backed securities with a fair value of $1,304,740 and a carrying value of $1,196,288. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.

The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2012, 2011 and 2010 were as follows:

Year Ended December 31, 2012	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value

Intent to sell	$-	$-	$-	$-
Inability or lack of intent to hold	1	-	1	-

Total	1	-	1	-

Year Ended December 31, 2011

Intent to sell	-	-	-	-
Inability or lack of intent to hold	19	-	19	-

Total	19	-	19	-

Year Ended December 31, 2010

Intent to sell	7,338	-	4,345	2,993
Inability or lack of intent to hold	1,601	-	1,082	519

Total	$8,939	$-	$5,427	$3,512

As of December 31, 2012, the Company held two structured securities with a recognized other-than-temporary impairment, one of which was impaired during the current year. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these two securities at December 31, 2012 are as follows:

CUSIP	Book/Adj Carrying Value Amortized Cost Before current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value

05539TAE5	$1	$-	$1	$-	$-
49636RAN9	2,126	2,126	-	2,126	982

	$2,127	$2,126	$1	$2,126	$982

(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

At December 31, 2012, the Company had loan-backed and structured securities with an aggregate unrealized loss of $2,477. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$78,333	$(1,256)	$25,146	$(1,221)

Subprime Mortgage Related Risk Exposure

The Company has no securities with direct sub-prime exposure.

Deposits

The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:

	2012	2011

Held for all policyholders	$1,680	$1,684
Held for policyholders in certain states	1,061	1,072

Total deposits	$2,741	$2,756

Securities Lending

The Company has a program in place whereby it may loan fixed income securities to third parties, primarily major brokerage firms; however, the Company’s securities lending program is suspended as of December 31, 2012. During the years ended and as of December 31, 2012, 2011 and 2010, there were no fixed maturities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintained at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending programs.

Investments in Entities Exceeding 10% of Capital and Surplus

At December 31, 2012 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality table	Interest rates
	2012	2011

Life	$877,732	$854,211	1980 CSO/CET	4.0-6.0%
	57,648	41,708	2001 CSO	2.5-4.5
	135,716	140,754	1958 CSO/CET	2.5-4.5
	66,502	64,731	Various	2.5-5.5
	5,420	5,893	1941 CSO	2.5-3.0

Annuity	1,768,334	1,637,747	1971 IAM	3.0-5.5
	61,291	62,896	a-1949	3.0-5.5
	786	811	1937 SAT	3.0
	139	182	MGDB
	1,064,919	894,244	a-2000	1.0-5.0
	189,178	180,177	1983a	3.0-4.5

Supplementary	29,137	31,955	1983a	6.25-11.0
contract with	80,469	75,625	a-2000	4.25-7.0
life contingencies	645	786	1971 IAM	4.5-11.25
	74	121	1937 SAT	3.5

Total	$4,337,990	$3,991,841

Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

December 2012	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total

Subject to discretionary withdrawal
With fair value adjustment	51,824	-	-	51,824	1%
At book value less current surrender charge of 5% or more	1,503,262	-	-	1,503,262	32%
At fair value	-	1,321,617	64,129	1,385,746	30%

Total with adjustment or at market value	1,555,086	1,321,617	64,129	2,940,832
At book value without adjustment (minimal or no charge or adjustment)	1,628,087	-	-	1,228,087	35%
Not subject to discretionary withdrawal	113,479	-	-	113,479	2%

Total (gross)	3,296,652	1,321,617	64,129	4,282,398	100%

Reinsurance ceded	37	-	-	37

Total (net)	3,296,615	1,321,617	64,129	4,682,361

(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

December 2011	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	51,362	-	-	51,362	1%
At book value less current surrender charge of 5% or more	1,401,012	-	-	1,401,012	33%
At fair value	-	1,202,923	58,763	1,261,686	30%

Total with adjustment or at market value	1,452,374	1,202,923	58,763	2,714,060
At book value without adjustment (minimal or no charge or adjustment)	1,421,268	-	-	1,421,268	33%
Not subject to discretionary withdrawal	109,210	-	-	109,210	3%

Total (gross)	2,982,852	1,202,923	58,763	4,244,538	100%

Reinsurance ceded	37	-	-	37

Total (net)	2,982,815	1,202,923	58,763	4,244,501

* - Represents variable contracts with a guaranteed minimum death benefit (no rate guarantee).

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2012	2011

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,084,646	$2,776,057
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	110,326	108,487
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	101,642	98,271

Subtotal	3,296,614	2,982,815

Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	1,382,992	1,259,109
Exhibit 3, Line 0399999, Column 2	2,755	2,577

Subtotal	1,385,747	1,261,686

Combined Total	$4,682,361	$4,244,501

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2012	2011
Present value of amounts not yet due on claims (3% interest rate)	$4,121	$4,758
Additional contract reserves	75	96
Unearned premiums and other	100	109

Aggregate accident and health reserves	$4,296	$4,963

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Unpaid Benefits

Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2012	2011
Aggregate reserves for accident and health	$4,296	$4,963
Unpaid benefits for accident and health	166	175
Less: Additional contract reserves	(75)	(96)
Unearned premiums and other	(100)	(109)

Accident and health claim reserves and liabilities	$4,287	$4,933

The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2012	2011	2010
Net balance at January 1	$4,933	$5,051	$5,685

Incurred related to:
Current year	1,537	1,593	1,651
Prior years	(443)	58	(405)

Total incurred	1,094	1,651	1,246

Paid related to:
Current year	509	504	438
Prior years	1,231	1,265	1,442

Total paid	1,740	1,769	1,880

Net balance at December 31	$4,287	$4,933	$5,051

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $443, increased by $58, and decreased by $405 in 2012, 2011 and 2010, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4)	Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $124,841, $107,052, and $90,613 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2012, 2011 and 2010, respectively.

The Company holds a mortgage loan on the home office property from HMSC in the amount of $12,147 and $12,491 as of December 31, 2012 and 2011, respectively.

The Company had a net balance payable to affiliates of $393 and $491 at December 31, 2012 and 2011, respectively.

ELICA reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ELICA also assumed a small block of Florida whole life business from the Company (see note 9).

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The Company has no common stock investments in any upstream companies or affiliates.

(5)	Federal Income Taxes

The Company adopted SSAP 101, Income Taxes – A Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101) effective January 1, 2012. There was no cumulative effect or impact to the financial statement as a result of adopting this pronouncement, except as disclosed below. SSAP 101 does not require separate reporting as special surplus funds any portion of admitted DTAs as previously required under SSAP 10R. Effective January 1, 2012 with the adoption of SSAP 101, $5,617 of additional admitted DTAs reported as special surplus funds at December 31, 2011 were reclassified to unassigned funds in the 2012 opening balances of Liabilities, Surplus and Other Funds.

The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:

	2012
	Ordinary	Capital	Total
Gross deferred tax assets	$42,278	$1,253	$43,531
Statutory valuation allowance adjustments	-	-	-

Adjusted gross deferred tax assets	42,278	1,253	43,531
Deferred tax assets nonadmitted	1,806	-	1,806

Net admitted deferred tax asset	40,472	1,253	41,725
Total deferred tax liabilities	30,678	2,120	32,798

Admitted deferred tax asset (liability)	$9,794	$(867)	$8,927

	2011
	Ordinary	Capital	Total
Gross deferred tax assets	$40,882	$4,168	$45,050
Statutory valuation allowance adjustments	-	-	-

Adjusted gross deferred tax assets	40,882	4,168	45,050
Deferred tax assets nonadmitted	235	2,748	2,983

Net admitted deferred tax asset	40,647	1,420	42,067
Total deferred tax liabilities	30,210	1,420	31,630

Admitted deferred tax asset (liability)	$10,437	$-	$10,437

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$1,396	$(2,915)	$(1,519)
Statutory valuation allowance adjustments	-	-	-

Adjusted gross deferred tax assets	1,396	(2,915)	(1,519)
Deferred tax assets nonadmitted	1,571	(2,748)	(1,177)

Net admitted deferred tax asset	(175)	(167)	(342)
Total deferred tax liabilities	468	700	1,168

Admitted deferred tax asset (liability)	$(643)	$(867)	$(1,510)

(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:

	2012
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$9,794	$-	$9,794
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	-	-	-
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	8,668	-	8,668
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	54,050
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	30,678	1,253	31,931

Deferred tax assets admitted as the result of application of SSAP101	$40,472	$1,253	$41,725

	2011
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$10,437	$-	$10,437
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	-	-	-
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	7,948	-	7,948
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	48,023
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	30,210	1,420	31,630

Deferred tax assets admitted as the result of application of SSAP10R	$40,647	$1,420	$42,067

	Change
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$(643)	$-	$(643)
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	-	-	-
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	720	-	720
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	6,027
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	468	(167)	301

Deferred tax assets admitted as the result of application of SSAP101	$(175)	$(167)	$(342)

(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Other admissibility criteria include:

	2012	2011
Ratio percentage used to determine recovery period and threshold limitation amount	919%	976%

Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$360,333	$343,698

The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2012, the Company had no temporary differences for which a deferred tax liability was not recognized.

Current income taxes incurred consists of the following major components:

	2012	2011	2010
Federal	$22,004	$12,085	$10,794
Foreign	-	-	-

Subtotal	22,004	12,085	10,794
Federal income tax on net capital gains	3,174	9,378	1,434

Federal and Foreign income taxes incurred	$25,178	$21,463	$12,228

Deferred income tax assets and liabilities consist of the following major components:

Deferred tax assets:	2012	2011	Change
Ordinary:
Policyholder reserves	$26,106	$26,278	$(172)
Deferred acquisition costs	10,162	10,146	16
Compensation and benefit accrual	5,556	3,905	1,651
Pension accrual	371	469	(98)
Receivables – nonadmitted	83	84	(1)

Subtotal	42,278	40,882	1,396
Statutory valuation allowance	-	-	-
Nonadmitted deferred tax assets	1,806	235	1,571

Admitted ordinary deferred tax assets	$40,472	$40,647	$(175)
Capital:
Investments	$1,253	$3,499	$(2,246)
Unrealized capital losses	-	669	(669)

Subtotal	1,253	4,168	(2,915)
Statutory valuation allowance	-	-	-
Nonadmitted deferred tax assets	-	2,748	(2,748)

Admitted capital deferred tax assets	$1,253	$1,420	$(167)

Total admitted deferred tax assets	$41,725	$42,067	$(342)

(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Deferred tax liabilities:	2012	2011	Change
Ordinary:
Investments	$12,310	$11,615	$695
Fixed assets	1,007	923	84
Deferred and uncollected premium	16,688	16,630	58
Policyholder reserves	673	1,042	(369)

Total ordinary deferred tax liabilities	$30,678	$30,210	$468

Capital:
Investments	$765	$1,420	$(655)
Unrealized capital gains	1,355	-	1,355

Total capital deferred tax liabilities	2,120	1,420	700

Total deferred tax liabilities	$32,798	$31,630	$1,168

Net deferred tax asset	$8,927	$10,437	$(1,510)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2012	2011	2010
Income before taxes	$84,776	$91,684	$78,375
Expected income tax expense at 35% statutory rate	$29,672	$32,089	$27,431

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(1,699)	$(1,762)	$(1,359)
Tax adjustment for IMR	(2,531)	(2,116)	(1,712)
Nondeductible expense accruals	450	335	119
Deferred tax benefit on nonadmitted assets	1	(9)	(16)
Resolution of contingent liabilities	-	-	(1,351)
Return to provision	(53)	(654)	70
Other	-	(120)	61

Total income tax expense reported	$25,840	$27,763	$23,243

Current income tax expense incurred	$25,178	$21,462	$12,228
Change in deferred income tax	2,686	5,973	11,015
Less change in deferred tax on unrealized gains and losses	(2,024)	328	-

Total income tax expense reported	$25,840	$27,763	$23,243

At December 31, 2012, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.

The amounts of federal income taxes incurred that are available for recoupment in the event of future net losses are:

Year	Ordinary	Capital	Total
2012	$ 21,722	$ 3,206	$ 24,928
2011	$ 14,141	$ 9,421	$ 23,562
2010	$ 11,929	$ 1,460	$ 13,389

(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

At December 31, 2012, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.

At December 31, 2012, the Company’s federal income tax returns for years prior to 2007 are no longer subject to examination by the Internal Revenue Service (“IRS”). In 2011, the IRS completed an examination of tax returns through 2009 resulting in additional tax expense of $63.

In 2010, the IRS published guidance regarding separate account (variable annuity) dividends received deduction for life insurance companies in which they advised (1) they would concede appeals related to the issue and not raise the issue on audit unless the taxpayer changed its methodology for computing the deduction, and (2) any change in law regarding this deduction would be effective prospectively. As a result, the Company believed this issue was no longer an uncertain tax position and recorded a reduction of $1,335, including interest, in the uncertain tax position liability related to the separate account dividends received deduction in 2010.

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

The Company classifies all interest and penalties as income tax expense. Interest and penalties were as follows:

	2012	2011	2010
Interest and penalties expense (benefit):
Gross	$2	($279)	$28
Net of tax	$1	($181)	$18

	2012	2011
Interest and penalty liability included in the Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus	$1	$2

(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (lessor of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2013 without prior approval are approximately $44,800. Ordinary dividends of $34,000, $26,000 and $30,000 were paid in 2012, 2011 and 2010, respectively.

(7)	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.

Level 1

Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market, as well as U.S. Treasury debt.

Level 2

Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt and preferred stock.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.

(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Fair value for assets and liabilities measured and reported at fair value are as follows:

December 31, 2012

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$-	$-	$-	$-

Total Bonds	$-	$-	$-	$-
Common Stock
Industrial and Misc.	$5	$6,302	-	$6,307

Total Common Stock	$5	$6,302	$-	$6,307

Separate Account Assets	$-	$1,398,281	$-	$1,398,281

Total assets at fair value	$5	$1,404,583	$-	$1,404,588

Liabilities at fair value:

Separate Account Liabilities	$-	$1,398,281	$-	$1,398,281

Total liabilities at fair Value	$-	$1,398,281	$-	$1,398,281

December 31, 2011

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$-	$495	$-	$495

Total Bonds	$-	$495	$-	$495
Common Stock
Industrial and Misc.	$5	-	-	$5

Total Common Stock	$5	$-	$-	$5

Separate Account Assets	$-	$1,273,764	$-	$1,273,764

Total assets at fair value	$5	$1,274,259	$-	$1,274,264

Liabilities at fair value:

Separate Account Liabilities	$-	$1,273,764	$-	$1,273,764

Total liabilities at fair value	$-	$1,273,764	$-	$1,273,764

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. There were no transfers of assets at fair value recorded in or out of Level 3 or between levels during the years ended December 31, 2012 and 2011.

(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The fair value for all financial instruments are as follows:

      December 31, 2012

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial instruments - Assets
Bonds	$5,073,341	$4,487,033	$11,673	$4,935,858	$125,810
Preferred Stocks	17,699	15,430	5,836	11,863	-
Common Stocks	6,307	6,307	5	6,302	-
Short Term Investments	47,430	47,430	47,430	-	-
Mortgage Loans and Policy Loans	150,089	147,132	-	-	150,089
Other Invested Assets	85,198	79,853	-	26,220	58,978
Separate Account Assets	1,398,281	1,398,281	-	1,398,281	-
Total Assets	$6,778,345	$6,181,466	$64,944	$6,378,524	$334,877

Financial instruments - Liabilities
Deposit-Type Contracts	$101,642	$101,642	$-	$-	$101,642
Separate Account Liabilities	1,398,281	1,398,281	-	1,398,281	-
Total Liabilities	$1,499,923	$1,499,923	$-	$1,398,281	$101,642

December 31, 2011

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial instruments - Assets
Bonds	$4,582,236	$4,173,393	$65,352	$4,424,288	$92,596
Preferred Stocks	24,044	20,824	13,816	10,228	-
Common Stocks	5	5	5	-	-
Short Term Investments	53,998	53,986	53,998	-	-
Mortgage Loans and Policy Loans	143,073	140,952	-	-	143,073
Other Invested Assets	30,136	26,042	-	30,136	-
Separate Account Assets	1,273,764	1,273,764	-	1,273,764	-
Total Assets	$6,107,256	$5,688,966	$133,171	$5,738,416	$235,669

Financial instruments - Liabilities
Deposit-Type Contracts	$98,271	$98,271	$-	$-	$98,271
Separate Account Liabilities	1,273,764	1,273,764	-	1,273,764	-
Total Liabilities	$1,372,035	$1,372,035	$-	$1,273,764	$98,271

(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

For debt securities for which an NAIC price is unavailable, each month the Company obtains prices from its investment managers and custodian bank. Fair values for the Company’s debt securities are based primarily on prices provided by its investment managers as well as its custodian bank for certain securities. The prices from the custodian bank are compared to prices from the investment managers. Differences in prices between the sources that the Company considers significant are researched and the Company utilizes the price that it considers most representative of an exit price. Both the investment managers and the custodian bank use a variety of independent, nationally recognized pricing sources to determine market valuations. Each designate specific pricing services or indexes for each sector of the market based upon the provider’s expertise. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.

When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2. There were no significant changes to the valuation process during 2012.

Fair values of common stocks have been derived from the NAIC Valuation of Securities Manual for securities listed. When the NAIC fair value is not available, common stocks are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. There were no significant changes to the valuation process in 2012.

Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities.

Separate Account liabilities are equal to the estimated fair value of Separate Account assets.

For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.

The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

(Continued)

35

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.

The fair values of fixed annuity contract liabilities and policyholder account balances in interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates for similar products including consideration of minimum guaranteed interest rates). The Company carries these financial liabilities at cost.

Policyholder funds on deposit are liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities. Policyholder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.

There were no significant changes to the valuation process during 2012.

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differs from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)

Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)

Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(Continued)

36

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(n)	Deferred premium assets are not provided.

(o)	DTAs are not subject to admissibility limitations under GAAP.

(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.

The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.

(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2012	2011	2010

Direct life insurance premiums	$100,800	$99,408	$99,868
Life insurance premiums ceded:
To ELICA	1,227	1,301	1,469
Other	4,295	3,918	3,901

Net life insurance premiums as reported	95,278	94,189	94,498

Life insurance reserves ceded:
To ELICA	15,009	14,725	14,499
To other companies	6,699	5,603	5,073
Accident and health premiums ceded:
To other companies	1,386	1,502	1,664
Amounts recoverable from reinsurers on paid losses	137	578	343

The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Effective January 1, 2010, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.

The Company has taken $3,296 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1, 2012, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.

(Continued)

37

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

Pension Plans

HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.

All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.

Total pension expense allocated to the Company was $3,481, $4,206 and $3,648 for 2012, 2011 and 2010, respectively.

Postemployment Benefits

In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(227), $(191) and $(285) for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-

(Continued)

38

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2012, the balance of the HRA accounts was $2,907. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.

(11) Variable Annuities Assets and Liabilities Held in Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21.2. As of December 31, 2012 and 2011, all the separate account assets are legally insulated from the Company’s general account claims.

The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.

Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits For year ended 12/31/12	$ 113,436	$ 113,436

Reserves at 12/31/12 for accounts with assets at:
Fair value	1,385,747	1,385,747
Total reserves	1,385,747	1,385,747

By withdrawal characteristics:
At fair value	1,382,992	1,382,992
Not subject to discretionary withdrawal	2,755	2,755
Total	1,385,747	1,385,747

Legally insulated assets by product:
Individual Annuity	1,282,837	1,282,837
Supplemental Contracts	2,755	2,755
Group Annuities	112,689	112,689
Total	1,398,281	1,398,281

Reconciliation of transfers to (from) separate account is as follows:

	2012	2011	2010
Transfers to separate accounts	$113,436	$109,260	$110,598
Transfers from separate accounts	(153,032)	(159,290)	(139,281)

Net transfers from separate accounts	$(39,596)	$(50,030)	$(28,683)

(Continued)

39

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(12) Retained Assets

Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2012 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.

Number and balance of retained asset accounts in force at December 31 were as follows:

	2012		2011
	Number	Balance	Number	Balance
Up to and including 12 months	35	$2,291	63	$2,302
13 to 24 months	40	1,287	70	3,144
25 to 36 months	51	2,135	52	2,502
37 to 48 months	44	2,104	28	997
49 to 60 months	24	848	17	570
Greater than 60 months	183	5,475	180	5,268

TOTAL	377	$14,140	410	$14,783

The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2012.

	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	410	$14,783	-	$-
Number/amount of retained assets account issued/added during the year	42	4,594	2	115
Investment earnings credited to retained asset accounts during the year	-	235	-	1
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	10	13	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	67	5,575	-	-

Number/balance of retained asset accounts at the end of the year	375	$14,024	2	$116

(Continued)

40

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(13) Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.

Extra Contractual Obligations

The Company paid claims-related extra contractual obligations and bad faith losses of $203, $193 and $274 during 2012, 2011 and 2010, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in each of 2012, 2011 and 2010.

Guarantee Assessments

The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.

As of December 31, 2012, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $423 as of December 31, 2012. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis.

Rollforward of Related Assets

		2012
(a)	Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$368

(b)	Decreases current year:
	Premium tax offsets	33

(c)	Increases current year
	Premium tax offsets paid and accrued	87
	Other increases	1

(d)	Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$423

(14)Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2012, the Company’s actual total adjusted capital was $369,260 and the authorized control level risk-based capital was $39,212.

(Continued)

41

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(15)	Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:

•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•

market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•

credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•

market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•

concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•

liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•

regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets.

Interest Rate Risk

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.

Credit Risk

Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries

(Continued)

42

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Ratings Risk

Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.

Legal/Regulatory Risk

The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

43

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I

December 31, 2012

(In thousands)

Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet

Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$881,521	$989,681	$881,521
State, municipalities and political subdivisions	844,485	991,772	844,485
Foreign government bonds	46,378	54,744	46,378
Other corporate bonds	2,714,649	3,037,144	2,714,649

Total debt securities	$4,487,033	$5,073,341	$4,487,033

Equity securities:
Preferred stocks:
Industrial and miscellaneous	$15,430	$17,699	$15,430
Common stocks	6,250	6,307	6,307

Total equity securities	$21,680	$24,006	21,737

Mortgage loans on real estate	12,240	XXX	12,240
Real estate	-	XXX	-
Contract loans	134,892	XXX	134,892
Cash and short-term investments	56,502	XXX	56,502
Receivable for securities	-	XXX	-
Other investments	79,853	XXX	79,853

Total investments	$4,792,200		$4,792,257

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

Real estate acquired in satisfaction of indebtedness is $0.

See accompanying independent auditors’ report.

44

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III

For the years ended December 31, 2012, 2011 and 2010

(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)

2012:
Life	$-	$1,150,135	$-	$2,889	$95,278	$68,073	$104,653	$-	$37,504	$-
Annuity	-	3,091,015	-	1,707	416,006	183,821	524,692	-	56,498	-
Supplementary Contracts	-	110,328	-	97,727	8,407	12,735	18,662	-	1,629	-
Accident and Health	-	4,360	103	24	2,848	473	1,064	-	1,769	473

Total	$-	$4,355,838	$103	$102,347	$522,539	$265,102	$649,071	$-	$97,400	$-

2011:
Life	$-	$1,114,115	$-	$3,025	$94,189	$68,229	$106,994	$-	$35,640	$-
Annuity	-	2,781,911	-	432	433,407	169,240	533,965	-	53,599	-
Supplementary Contracts	-	108,555	-	95,479	10,372	13,569	20,163	-	2,060	-
Accident and Health	-	5,029	109	32	3,113	515	1,609	-	2,188	515

Total	$-	$4,009,610	$109	$98,968	$541,081	$251,553	$662,731	-	$93,487	$-

2010:
Life	$-	$1,077,676	$-	$3,091	$94,498	$67,289	$105,065	$-	$36,765	$-
Annuity	-	2,462,114	-	-	395,469	153,613	486,203	-	49,535	-
Supplementary Contracts	-	105,655	-	108,925	9,147	14,273	19,621	-	2,088	-
Accident and Health	-	5,177	120	20	3,451	564	1,185	-	2,167	564

Total	$-	$3,650,622	$120	$112,036	$502,565	$235,739	$612,074	$-	$90,555	$-

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2) Does not apply to life insurance.

(3) Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors’ report.

45

HORACE MANN LIFE INSURANCE COMPANY

REINSURANCE – SCHEDULE IV

For the years ended December 31, 2012, 2011 and 2010

(In thousands)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2012: Life insurance in force	$14,632,272	$3,232,724	$-	$11,399,548	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,800	$5,522	$-	$95,278	0.0%
Annuity	416,006	-	-	416,006	0.0%
Supplementary contracts	8,407	-	-	8,407	0.0%
Accident and health	4,234	1,386	-	2,848	0.0%

Total premiums	$529,447	$6,908	$-	$522,539	0.0%

2011: Life insurance in force	$14,161,408	$2,998,700	$-	$11,162,708	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$99,408	$5,219	$-	$94,189	0.0%
Annuity	433,407	-	-	433,407	0.0%
Supplementary contracts	10,372	-	-	10,372	0.0%
Accident and health	4,615	1,502	-	3,113	0.0%

Total premiums	$547,802	$6,721	$-	$541,081	0.0%

2010: Life insurance in force	$13,939,851	$2,711,696	$-	$11,228,155	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$99,868	$5,370	$-	$94,498	0.0%
Annuity	395,469	-	-	395,469	0.0%
Supplementary contracts	9,147	-	-	9,147	0.0%
Accident and health	5,115	1,664	-	3,451	0.0%

Total premiums	$509,599	$7,034	$-	$502,565	0.0%

See accompanying independent auditors’ report.

46

PART C

OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B hereof

Horace Mann Life Insurance Company Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 25, 2013

-Statements of Net Assets — December 31, 2012

-Statements of Operations — For the Year Ended December 31, 2012

-Statements of Changes in Net Assets For the Year Ended December 31, 2012

-Statements of Changes in Net Assets For the Year Ended December 31, 2011

-Notes to Financial Statements — December 31, 2012

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated April 25, 2013

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2012 and 2011

-Statutory Statements of Operations — For the Years Ended December 31, 2012, 2011 and 2010

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2012, 2011 and 2010

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2012, 2011 and 2010

-Notes to Statutory Financial Statements — December 31, 2012, 2011 and 2010

-Supplemental Schedules to Statutory Financial Statements — December 31, 2012 and 2011

(b) Exhibits

(1) Resolution of Board of Directors(1)

(2). Not Applicable

(3) Underwriting Agreement(1)

(4) Form of Variable Annuity Contract(2)

(5) Form of application(2)

(6) Certificate of incorporation and bylaws(2)

(7)	Not Applicable

(8)	Not Applicable

(9) Opinion and Consent of Counsel                     Filed Herewith

(10) Independent Auditors Consent                     Filed Herewith

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith

(12) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).

Item 25. Directors and Officers of the Depositor

The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director, President & Chief Executive Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Dwayne D. Hallman	Director, Executive Vice President, & Chief Financial Officer

Paul D. Andrews	Director & Senior Vice President

Angela S. Christian	Vice President & Treasurer

Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners

As of March 30, 2013, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 117,287, of which 114,496 were qualified Contract Owners and 2,791 were non-qualified Contract Owners.

Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Joseph D. Terry	Director, President & Chief Executive Officer

Norman R. Sherman	Chief Compliance Officer

Kimberly A. Johnson	Chief Financial Operations Officer

Ann M. Caparros	Director

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Matthew P. Sharpe	Director & Chairman

Elizabeth E. Arthur	Secretary

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2012:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$7,481,017	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.

(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 25th day of April, 2013

BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ PETER H. HECKMAN
Ann M. Caparros Corporate Secretary of the Depositor		Peter H. Heckman, President and Chief Executive Officer of the Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ PETER H. HECKMAN Peter H. Heckman	Director, President and Chief Executive Officer	April 25, 2013

/s/ DWAYNE D. HALLMAN Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	April 25, 2013

/s/ ANN M. CAPARROS Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	April 25, 2013

SIGNATURE	TITLE	DATE

/s/ MATTHEW P. SHARPE Matthew P. Sharpe	Director and Executive Vice President	April 25, 2013

C-5

Exhibit Index

(9) Opinion and Consent of Counsel

(10) Independent Registered Public Accounting Firm Consent

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon